As filed with the Securities and Exchange Commission on October 31, 1996

                                                              File Nos. 33-69686
                                                                        811-8064

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 18
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 20


                             THE MONTGOMERY FUNDS II
             (Exact Name of Registrant as Specified in its Charter)


                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)


                                 (415) 627-2400
              (Registrant's Telephone Number, Including Area Code)

                                  JACK G. LEVIN
                              600 Montgomery Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                            -------------------------

              It is proposed that this filing will become effective:
         ____ immediately upon filing pursuant to Rule 485(b)

          X   on November  12, 1996  pursuant to Rule 485(b)
         ----

         ____ 60 days after  filing  pursuant to Rule  485(a)(1)
         ____ 75 days after filing  pursuant to Rule 485(a)(2)
         ____ on  _________________ pursuant to Rule 485(a)


         Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1996 was filed on August 28, 1996.


                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104
                                 (415) 772-6000

          Total number of pages _____. Exhibit Index appears at _____.

                             THE MONTGOMERY FUNDS II

                       CONTENTS OF REGISTRATION STATEMENT

     This registration statement contains the following documents:*

         Facing Sheet

         Contents of Registration Statement


         Cross-Reference   Sheet  for  Montgomery   Asset  Allocation  Fund  and
         Montgomery Institutional Series: Emerging Markets Portfolio

         Part A - Combined Prospectus for Class R shares of Montgomery Asset
                  Allocation Fund

         Part A - Combined Prospectus for Class P shares of Montgomery Asset
                  Allocation Fund

         Part A - Prospectus for Montgomery  Institutional Series:  Emerging
                  Markets Portfolio

         Part B - Statement  of  Additional   Information  for  Montgomery
                  Institutional Series: Emerging Markets Portfolio


         Part C - Other Information

         Signature Page

         Exhibit

--------
* This Amendment does not relate to the following document: the Combined Statement of Additional Information for Montgomery Asset Allocation Fund.

                             THE MONTGOMERY FUNDS II

                              CROSS REFERENCE SHEET

                                    FORM N-1A

                   Part A: Information Required in Prospectus
                (Prospectus for Montgomery Asset Allocation Fund)

                                                     Location in the
N-1A                                                 Registration Statement
Item No.          Item                               by Heading
--------          ----                               -----------------------
1.                Cover Page                         Cover Page

2.                Synopsis                           "The Multi-Strategy Funds," and "Fees and Expenses
                                                     of the Funds"

3.                Condensed Financial                Financial Highlights
                  Information


4.                General Description                Cover Page, "The Multi-Strategy Funds,"
                  of Registrant                      "The Funds' Investment Objectives and Policies,"
                                                     "Portfolio Securities," "Other Investment Practices,"
                                                     "Risk Considerations" and "General Information"


5.                Management of                      "The Funds' Investment Objectives and Policies,"
                  the Fund                           "Management of the Funds" and
                                                     "How to Invest in the Funds"


5A.               Management's Discussion            Not Applicable (contained in the Funds' Annual
                  of Fund Performance                Report)



6.                Capital Stock and                  "Dividends and Distributions," "The Multi-Strategy
                  Other Securities                   Funds," "Taxation" and "General Information"

7.                Purchase of Securities             "How to Invest in the Funds,"
                  Being Offered                      "How Net Asset Value is Determined,"
                                                     "General Information" and
                                                     "Backup Withholding Instructions"

8.                Redemption or                      "How to Redeem an Investment in the Funds" and
                  Repurchase                         "General Information"

9.                Pending Legal                      Not Applicable
                  Proceedings


                                       iii



                   Part A: Information Required in Prospectus
  (Prospectus for Montgomery Institutional Series: Emerging Markets Portfolio)

                                                     Location in the
N-1A                                                 Registration Statement
Item No.          Item                               by Heading
--------          ----                               -----------------------

1.                Cover Page                         Cover Page

2.                Synopsis                           "Fees and Expenses of the Fund"

3.                Condensed Financial                Financial Highlights
                  Information

4.                General Description                Cover Page, "The Fund's Investment Objective and
                  of Registrant                      Policies," "Portfolio Securities," "Other Investment
                                                     Practices," "Risk Considerations" and "General
                                                     Information"

5.                Management of                      "The Fund's Investment Objective and Policies,"
                  the Fund                           "Management of the Fund" and "How to Invest in the
                                                     Fund"

5A.               Management's Discussion            Not Applicable (contained in the Fund's Annual
                  of Fund Performance                Report)


6.                Capital Stock and                  "Dividends and Distributions," "Taxation" and
                  Other Securities                   "General Information"

7.                Purchase of Securities             "How to Invest in the Fund,"
                  Being Offered                      "How Net Asset Value is Determined,"
                                                     "General Information" and
                                                     "Backup Withholding Instructions"

8.                Redemption or                      "How to Redeem an Investment in the Fund" and
                  Repurchase                         "General Information"

9.                Pending Legal                      Not Applicable
                  Proceedings




                         PART B: Information Required in
                       Statement of Additional Information
               (Statement of Additional Information for Montgomery
                Institutional Series: Emerging Markets Portfolio)



                                                     Location in the
N-1A                                                 Registration Statement
Item No.          Item                               by Heading
--------          ----                               -----------------------

10.               Cover Page                         Cover Page

11.               Table of Contents                  Table of Contents


12.               General Information                "The Trust" and "General Information"
                  and History

13.               Investment Objectives              "Investment Objective and Policies of the Fund,"
                                                     "Risk Considerations" and "Investment Restrictions"


14.               Management of the                  "Trustees and Officers"
                  Registrant

15.               Control Persons and                "Trustees and Officers" and
                  Principal Holders of               "General Information"
                  Securities

16.               Investment Advisory                "Investment Management and Other Services"
                  and Other Services

17.               Brokerage Allocation               "Execution of Portfolio Transactions"


18.               Capital Stock and                  "The Trust" and "General Information"
                  Other Securities


19.               Purchase, Redemption               "Additional Purchase and Redemption Information"
                  and Pricing of                     and "Determination of Net Asset Value"
                  Securities Being
                  Offered

20.               Tax Status                         "Distributions and Tax Information"

21.               Underwriters                       "Principal Underwriter"

22.               Calculation of                     "Performance Information"
                  Performance Data

23.               Financial Statements               "Financial Statements"


      ---------------------------------------------------------------------

                                     PART A

                          PROSPECTUS FOR CLASS R SHARES

                        MONTGOMERY ASSET ALLOCATION FUND

      ---------------------------------------------------------------------

The Montgomery Funds
101 California Street
San Francisco, California 94111
(800) 572-FUND

Prospectus

November __, 1996

The  following   eighteen  mutual  funds  (the  "Funds")  are  offered  in  this
Prospectus:

                                                                    Fund Number

  o Montgomery Growth Fund                                          284
  o Montgomery Equity Income Fund                                   293
  o Montgomery Small Cap Fund                                       276
  o Montgomery Small Cap Opportunities Fund                         645
  o Montgomery Micro Cap Fund                                       294
  o Montgomery Global Opportunities Fund                            285
  o Montgomery Global Communications Fund                           280
  o Montgomery International Small Cap Fund                         283
  o Montgomery International Growth Fund                            296
  o Montgomery Emerging Asia Fund                                   648
  o Montgomery Emerging Markets Fund                                277
  o Montgomery Select 50 Fund                                       295
  o Montgomery Asset Allocation Fund                                291
  o Montgomery Short Government Bond Fund                           279
  o Montgomery Government Reserve Fund                              278
  o Montgomery Federal Tax-Free Money Fund                          647
  o Montgomery California Tax-Free Intermediate Bond Fund           281
  o Montgomery California Tax-Free Money Fund                       292

Each Fund's shares offered in this Prospectus (the Class R shares) are sold at net asset value with no sales load, no commissions, no Rule 12b-1 fees, and no redemption or exchange fees. The minimum initial investment in each Fund is $1,000 ($5,000 for the Micro Cap Fund), and subsequent investments must be at least $100 ($500 for the Micro Cap Fund). The Manager or the Distributor may waive these minimums. See "How to Invest in the Funds."

Each Fund is a separate series of either The Montgomery Funds or The Montgomery Funds II, both open-end management investment companies, and managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor"). Each Fund has its own investment objective and policies designed to meet different investment goals. As with all mutual funds, attainment of each Fund's investment objective cannot be assured.

Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated November __, 1996, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling (800) 572-FUND.

The Internet address for The Montgomery Funds is www.xperts.montgomery.com/1.



AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT MONTGOMERY GOVERNMENT RESERVE FUND, MONTGOMERY FEDERAL TAX-FREE MONEY FUND AND MONTGOMERY CALIFORNIA TAX-FREE MONEY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
-----------------------------------------------------


      The Montgomery Funds                                                    3

      Fees and Expenses of the Funds                                          5

      Financial Highlights                                                    7


      The Funds' Investment Objectives and Policies                          11

      Portfolio Securities                                                   18

      Other Investment Practices                                             21

      Risk Considerations                                                    23

      Management of the Funds                                                25

      How to Contact the Funds                                               29

      How To Invest in the Funds                                             29

      How To Redeem an Investment in the Funds                               32

      Exchange Privileges and Restrictions                                   34

      How Net Asset Value is Determined                                      36

      Dividends and Distributions                                            36

      Taxation                                                               37

      General Information                                                    38

      Backup Withholding                                                     39

      Glossary                                                               A1

                              The Montgomery Funds


The Funds' investment objectives are summarized below. See "The Funds' Investment Objectives and Policies" beginning on page 11, "Portfolio Securities" beginning on page 18, "Other Investment Practices" beginning on page 21 and "Risk Considerations" beginning on page 23 for more detailed information.

                                The Equity Funds

--------------------------------------------------------------
Montgomery Growth Fund
Seeks capital appreciation by investing primarily in equity securities, usually common stocks, of domestic companies of all sizes and emphasizes companies having market capitalizations of $1 billion or more.


--------------------------------------------------------------

--------------------------------------------------------------
Montgomery Small Cap Fund
Seeks capital appreciation by investing primarily in equity securities, usually common stocks, of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than
$1 billion.
--------------------------------------------------------------

--------------------------------------------------------------
Montgomery Micro Cap Fund
Seeks capital appreciation by investing primarily in equity securities, usually common stocks, of domestic companies that have the potential for rapid growth and are micro-capitalization companies, which the Fund currently considers to be companies having total market capitalizations that would place them in the smallest 10% of market capitalization for domestic companies as measured by the Wilshire 5000 Index.
--------------------------------------------------------------

--------------------------------------------------------------
Montgomery Emerging Markets Fund
Seeks capital appreciation by investing primarily in equity securities of companies in countries having economies and markets generally considered by the World Bank or the United Nations to be emerging or developing.


--------------------------------------------------------------

--------------------------------------------------------------
Montgomery Global Opportunities Fund
Seeks capital appreciation by investing primarily in equity securities of companies of all sizes throughout the world but emphasizes companies having market capitalizations of $1 billion or more, sound fundamental values and potential for long-term growth at a reasonable price.
--------------------------------------------------------------

--------------------------------------------------------------
Montgomery International Small Cap Fund
Seeks capital appreciation by investing primarily in equity securities of companies outside the U.S. having total market capitalizations of less than $1 billion, sound fundamental values and potential for long-term growth at a reasonable price.
--------------------------------------------------------------

--------------------------------------------------------------
Montgomery Equity Income Fund
Seeks current income and capital appreciation by
investing primarily in income-producing equity
securities of domestic companies, with the goal to
provide significantly greater yield than the average
yield offered by the stocks of the S&P 500 and a low
level of price volatility.
--------------------------------------------------------------

--------------------------------------------------------------
Montgomery Small Cap Opportunities Fund
Seeks capital appreciation by investing primarily in
equity securities, usually common stocks, of
small-capitalization domestic companies, which the Fund
currently considers to be companies having total market
capitalizations of less than $1 billion.
--------------------------------------------------------------

--------------------------------------------------------------
Montgomery Emerging Asia Fund
Seeks long-term capital appreciation through investment primarily in the equity securities of emerging Asian companies.


--------------------------------------------------------------

--------------------------------------------------------------
Montgomery Global Communications Fund
Seeks capital appreciation by investing primarily in
equity securities of communications companies (i.e.,
companies primarily engaged in developing, manufacturing
or selling communications equipment or services)
throughout the world having sound fundamental values and potential for long-term growth at a reasonable price.
--------------------------------------------------------------

--------------------------------------------------------------
Montgomery International Growth Fund
Seeks capital appreciation by investing primarily in
equity securities of companies outside the United States
having total market capitalizations over $1 billion,
sound fundamental values and potential for long-term
growth at a reasonable price.
--------------------------------------------------------------

                            The Multi-Strategy Funds

--------------------------------------------------------------
Montgomery Select 50 Fund
Seeks capital appreciation by investing primarily in at
least 50 different equity securities of companies of all
sizes throughout the world.  Each of the Manager's five
equity discipline management teams selects 10 equity securities based on the potential for capital appreciation.
--------------------------------------------------------------

--------------------------------------------------------------
Montgomery Asset Allocation Fund
Seeks high total return, while also seeking to reduce risk, through a strategic or active allocation of assets among domestic stocks, fixed-income securities and cash or cash equivalents.

--------------------------------------------------------------



                             The Fixed Income Funds

--------------------------------------------------------------
Montgomery Short Government Bond Fund
Seeks maximum total return  consistent  with  preservation of
capital  and  prudent  investment   management  by  investing
primarily in U.S. Government Securities and, to manage interest rate risk, maintains an average portfolio effective duration comparable to or less than three-year U.S. Treasury Notes. It targets higher yields than money market funds generally with less fluctuation in the value of its shares than long-term bond funds. This Fund does not maintain a stable net asset value of $1.00 per share.
--------------------------------------------------------------

--------------------------------------------------------------
Montgomery Federal Tax-Free Money Fund
Seeks current income exempt from federal income tax
consistent with liquidity and preservation of capital.  It
seeks to maintain a stable net asset value of $1.00 per
share.
--------------------------------------------------------------

--------------------------------------------------------------
Montgomery California Tax-Free Intermediate Bond Fund
Seeks maximum current income exempt from federal and California personal income taxes consistent with preserving capital and prudent investment management. It targets higher yields than tax-free money market funds but generally with less fluctuation in the value of its shares than long-term tax-free bond funds. It does not maintain a stable net asset value of $1.00 per share.
--------------------------------------------------------------

--------------------------------------------------------------
Montgomery Government Reserve Fund
Seeks current income consistent with liquidity and preservation of capital by investing exclusively in U.S.
Government Securities, repurchase agreements for U.S.
Government Securities and other money market funds investing exclusively in U.S. Government Securities and such repurchase agreements. It seeks to maintain a stable net asset value of $1.00 per share.


--------------------------------------------------------------

--------------------------------------------------------------
Montgomery California Tax-Free Money Fund
Seeks maximum current income exempt from federal and
California personal income taxes consistent with
liquidity and preservation of capital.  It seeks to
maintain a stable net asset value of $1.00 per share.
--------------------------------------------------------------


The Funds offer other classes of shares to eligible investors. The other classes of shares may have different fees and expenses that may affect performance. For information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at (800) 572-FUND or contact sales representatives or financial intermediaries who offer those classes.

                         Fees And Expenses Of The Funds

Shareholder Transaction Expenses

An investor would pay the following charges when buying or redeeming shares of a
Fund:

    Maximum Sales Load          Maximum Sales Load
   Imposed on Purchases   Imposed on Reinvested Dividends  Deferred Sales Load  Redemption Fees+          Exchange Fees
--------------------------------------------------------------------------------------------------------------------------------
           None                        None                      None                   None                     None
--------------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average net assets):


                                                                                                         Total Fund Operating
                                                                                   Other Expenses              Expenses
The Equity Funds                                          Management Fee*      (after reimbursement)*    (after reimbursement)*
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                         1.00%                    0.50%                     1.50%
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                                  0.60%                    0.25%                     0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                                      1.00%                    0.37%                     1.37%
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Opportunities Fund                        1.20%                    0.30%                     1.50%
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery Micro Cap Fund                                      1.40%                    0.35%                     1.75%
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery Global Opportunities Fund                           1.25%                    0.65%                     1.90%
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery Global Communications Fund                          1.25%                    0.65%                     1.90%
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery International Small Cap Fund                        1.25%                    0.65%                     1.90%
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund                           1.10%                    0.55%                     1.65%
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Asia Fund                                  1.25%                    0.65%                     1.90%
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                               1.07%                    0.73%                     1.80%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Total Fund Operating
                                                                                  Other Expenses              Expenses
The Multi-Strategy and Fixed Income Funds                Management Fee*      (after reimbursement)*   (after reimbursement)*
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Select 50 Fund                                     1.25%                   0.55%                    1.80%
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Asset Allocation Fund                              0.80%                   0.50%                    1.30%
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Short Government Bond Fund                         0.50%                   0.20%                    0.70%
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Government Reserve Fund                            0.40%                   0.20%                    0.60%
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Federal Tax-Free Money Fund                        0.40%                   0.20%                    0.60%
--------------------------------------------------------------------------------------------------------------------------------
Montgomery California Tax-Free Intermediate Bond Fund         0.50%                   0.20%                    0.70%
--------------------------------------------------------------------------------------------------------------------------------
Montgomery California Tax-Free Money Fund                     0.40%                   0.20%                    0.60%
--------------------------------------------------------------------------------------------------------------------------------

These tables are intended to assist the investor in understanding the various expenses of each Fund. Operating expenses are paid out of a Fund's assets and are factored into the Fund's share price. Each Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year.


+   Shareholders  effecting redemptions via wire transfer may be required to pay fees,  including the wire fee and other fees, that will be directly deducted from  redemption  proceeds.  The Montgomery  Funds reserve the right upon 60 days' advance notice to  shareholders to impose a redemption fee of up to 1%
    on shares  redeemed  within 90 days of purchase.  The Funds also reserve the right to impose a $20 annual account  maintenance  fee on accounts that fall below the minimum investment  because of redemptions.  See "How to Redeem an
    Investment in the Funds."
                                        5




*   Expenses for the Funds are based on actual expenses and expense  limitations for the  fiscal  year  ended  June 30,  1996.  Expenses  for the  Montgomery
    Emerging Asia Fund and Montgomery Federal Tax-Free Money Fund are estimated.
    The  Manager  will  reduce its fees and may absorb or  reimburse  a Fund for certain  expenses  to the  extent  necessary  to  limit  total  annual  fund operating  expenses to the lesser of the amount indicated in the table for a
    Fund or the maximum allowed by applicable state expense limitations.  A Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the two years (three years in the case of the  Montgomery  Asset
    Allocation Fund) following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement  for the oldest reductions and waivers before payment for fees and  expenses  for the current  year.  Absent  reduction,  actual total Fund operating  expenses  for the period ended June 30, 1996  (annualized)  would have been as follows:  Montgomery  Equity  Income  Fund,  1.45% (0.85% other expenses);  Montgomery  Small Cap  Opportunities  Fund,  2.16%  (0.96% other
    expenses);   Montgomery  Micro  Cap  Fund,  1.79%  (0.39%  other  expenses);
    Montgomery  Global   Opportunities   Fund,  2.05%  (0.80%  other  expenses);
    Montgomery  Global   Communications  Fund,  2.01%  (0.76%  other  expenses);
    Montgomery   International   Growth  Fund,  2.91%  (1.81%  other  expenses);
    Montgomery  International  Small Cap Fund,  2.76%  (1.53%  other  expenses);
    Montgomery Asset  Allocation Fund, 1.55% (0.95% other expenses);  Montgomery
    Select 50 Fund,  2.11% (0.86% other  expenses);  Montgomery Short Government
    Bond Fund, 1.55% (1.05% other expenses); Montgomery Government Reserve Fund,
    0.74% (0.34% other expenses);  Montgomery  California Tax-Free  Intermediate
    Bond Fund, 1.43% (0.93% other expenses);  and Montgomery California Tax-Free
    Money Fund, 0.80% (0.40% other expenses). Absent the reduction, actual total
    Fund operating  expenses are estimated to be as follows:  Montgomery Federal
    Tax-Free Money Fund,  1.00%(0.60% other expenses);  Montgomery Emerging Asia
    Fund,  3.25%  (2.00%  other  expenses).  The  Manager  may  terminate  these voluntary reductions at any time. See "Management of the Funds."





Example of Expenses for the Funds

Assuming, hypothetically, that each Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's shares would have paid the following total expenses upon redeeming such shares:


                                                            1 Year           3 Years           5 Years           10 Years
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                       $15               $47               $82               $179
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                                 $9               $27               N/A                N/A
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                                    $14               $43               $75               $165
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Opportunities Fund                      $15               $47               $82               $179
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Micro Cap Fund                                    $18               $55               $95               $206
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Global Opportunities Fund                         $19               $55               $95               $206
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Global Communications Fund                        $19               $60               $103              $222
--------------------------------------------------------------------------------------------------------------------------------
Montgomery International Small Cap Fund                      $19               $60               $103              $222
--------------------------------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund                         $17               $52               $90               $195
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Asia Fund                                $19               $55               N/A                N/A
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                             $18               $57               $97               $212
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Select 50 Fund                                    $18               $57               $97               $212
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Asset Allocation Fund                             $13               $41               $71               $157
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Short Government Bond Fund                         $7               $22               $39                $87
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Government Reserve Fund                            $6               $19               $33                $75
--------------------------------------------------------------------------------------------------------------------------------
Montgomery Federal Tax-Free Money Fund                        $6               $19               N/A                N/A
--------------------------------------------------------------------------------------------------------------------------------
Montgomery California Tax-Free Intermediate Bond Fund         $7               $22               $39                $87
--------------------------------------------------------------------------------------------------------------------------------
Montgomery California Tax-Free Money Fund                     $6               $19               $33                $75
--------------------------------------------------------------------------------------------------------------------------------


This example is to show the effect of expenses. This example does not represent past or future expenses or returns; actual expenses and returns may vary.

                              Financial Highlights
                       Selected Per Share Data and Ratios


       The following financial information for the periods ended June 30, 1992 through June 30, 1996 was audited by Deloitte & Touche LLP, whose report, dated
August 16, 1996, appears in the 1996 Annual Report of the Funds. The information for the period ended June 30, 1991 was audited by other independent accountants whose report is not included herein.


                                                                         GROWTH FUND                           MICRO CAP FUND

Selected Per Share Data for the Year or Period Ended June 30:  1996            1995          1994(a)          1996        1995(b)#
Net asset value -- beginning of year                         $19.16          $15.27         $12.00           $13.75        $12.00
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                   0.17            0.12           0.04            (0.04)         0.09
Net realized and unrealized gain on investments                4.32            3.91           3.31++           4.26          1.66
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  investment operations                                        4.49            4.03           3.35             4.22          1.75
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                        (0.17)          (0.07)         (0.01)           (0.04)         --
  Distributions from net realized capital gains               (1.54)          (0.07)          --              (0.11)         --
  Distribution in excess of net realized capital gains         --              --            (0.07)            --            --
  Distributions from capital                                   --              --             --               --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (1.71)          (0.14)         (0.08)           (0.15)         --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                               $21.94          $19.16         $15.27           $17.82        $13.75
------------------------------------------------------------------------------------------------------------------------------------
Total return**                                                24.85%          26.53%         27.98%           30.95%        14.58%
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                         $926,382        $878,776       $149,103         $306,217      $162,949
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/loss to average net assets      0.78%           0.98%          1.09%+          (0.11)%        1.40%+
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                        1.35%           1.50%          1.49%+           1.75%         1.75%+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      118.14%         128.36%        110.65%           88.98%        36.81%
------------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                             $0.0596             N/A            N/A          $0.0573           N/A
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees
  by Manager                                                   --              --            $0.03           ($0.05)        $0.07
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio before
  deferral of fees by Manager                                  --              --             1.79%+           1.79%         2.07%+
------------------------------------------------------------------------------------------------------------------------------------

(a) The Growth Fund's Class R Shares commenced operations on September 30, 1993.
(b) The Micro Cap Fund's  Class R Shares  commenced  operations  on December 30,
    1994.
(c) The Small Cap Fund's Class R Shares became available for investment by the public on July 13, 1990.
(d) The Small Cap Opportunities Fund's Class R Shares commenced operations on December 29, 1995.
**  Total return represents aggregate total return for the periods indicated.
+   Annualized.

                                                                       EQUITY INCOME FUND                     INTERNATIONAL GROWTH
                                                                                                                      FUND
Selected Per Share Data for the Year or Period Ended June 30:        1996                1995(a)                     1996(b)
Net asset value -- beginning of year                                $13.38               $12.00                      $12.00
--------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                          0.43                 0.31                        0.02
Net realized and unrealized gain/(loss) on investments                2.82                 1.38                        3.29
--------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                               3.25                 1.69                        3.31
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                               (0.42)               (0.31)                       --
  Distributions from net realized capital gains                      (0.12)                --                          --
  Distribution in excess of net realized capital gains                --                   --                          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (0.54)               (0.31)                       --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                                      $16.09               $13.38                      $15.31
--------------------------------------------------------------------------------------------------------------------------------
Total return**                                                       24.56%               14.26%                      27.58%
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                                 $19,312               $6,383                     $18,303
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets           3.03%                4.06%+                      0.26%+
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets, excluding interest expense   0.85%                0.84%+                      1.65%+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                              89.77%               29.46%                     238.91%
--------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                    $0.0423                  N/A                     $0.0176
--------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager      $0.34                $0.13                      ($0.07)
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio before
  deferral of fees by Manager, including interest expense             1.45%                3.16%+                      2.91%+
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                              --                   --                          --
--------------------------------------------------------------------------------------------------------------------------------

(a) The Equity Income Fund's Class R Shares commenced operations on September 30, 1994.
(b) The International Growth Fund's Class R Shares commenced operations on July 3, 1995.
(c) The International Small Cap Fund's Class R Shares commenced operations on September 30, 1993.
(d) The Global Opportunities Fund's Class R Shares commenced operations on September 30, 1993.
(e) The Global Communications Fund's Class R Shares commenced operations on June 1, 1993.
**  Total return represents aggregate total return for the periods indicated
+   Annualized.




                                                                                                                 SMALL CAP
                                                SMALL CAP FUND                                                 OPPORTUNITIES
                                                                                                                    FUND
           1996          1995          1994           1993          1992          1991        1990(c)             1996(d)#
         $17.11        $15.15         $16.83        $12.90        $13.24        $10.05        $10.62               $12.00
---------------------------------------------------------------------------------------------------------------------------------
          (0.09)        (0.10)         (0.12)        (0.11)        (0.06)        (0.06)        (0.07)                0.02
           6.31          3.04          (0.47)         4.04          3.25          3.27          2.71                 3.78++
---------------------------------------------------------------------------------------------------------------------------------

           6.22          2.94          (0.59)         3.93          3.19          3.21          2.64                 3.80
---------------------------------------------------------------------------------------------------------------------------------

           --            --             --            --            --            --            --                   --
          (1.78)        (0.98)         (1.09)         --           (2.75)        (0.02)        (0.02)                --
           --            --             --            --            --            --            --                   --
           --            --             --            --           (0.78)         --            --                   --
---------------------------------------------------------------------------------------------------------------------------------
          (1.78)        (0.98)         (1.09)         --           (3.53)        (0.02)        (0.02)                --
---------------------------------------------------------------------------------------------------------------------------------
         $21.55        $17.11         $15.15        $16.83        $12.90        $13.24        $13.24               $15.80
---------------------------------------------------------------------------------------------------------------------------------
          39.28%        20.12%         (1.59)%       30.47%        27.69%        31.97%        24.89%               31.67%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
         $275,062      $202,399      $209,063       $219,968      $176,588      $27,181       $27,181            $136,140
---------------------------------------------------------------------------------------------------------------------------------
          (0.47)%       (0.57)%        (0.68)%       (0.69)%       (0.44)%       (0.47)%       (0.45)%+              0.23%+
---------------------------------------------------------------------------------------------------------------------------------
           1.24%         1.37%          1.35%         1.40%         1.50%         1.50%         1.45%+               1.50%+
---------------------------------------------------------------------------------------------------------------------------------
          80.00%        85.07%         95.22%       130.37%        80.67%       194.63%       188.16%               81.29%
---------------------------------------------------------------------------------------------------------------------------------
          $0.0529        N/A            N/A           N/A           N/A           N/A           N/A                 $0.0578
---------------------------------------------------------------------------------------------------------------------------------

            --            --            --             --            --            --            --                ($0.04)
---------------------------------------------------------------------------------------------------------------------------------

            --            --            --             --            --            --            --                  2.16%+
---------------------------------------------------------------------------------------------------------------------------------

++ The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.
# Per share numbers have been calculated using the average share method, which more appropriately represent the per share data for the period since the use of the undistributed income method did not accord with results of operations.

               INTERNATIONAL                      GLOBAL OPPORTUNITIES                          GLOBAL COMMUNICATIONS
               SMALL CAP FUND                             FUND                                          FUND
       1996       1995      1994(c)         1996       1995       1994(d)         1996         1995         1994       1993(e)

     11.75      $12.02      $12.00         $13.25      $12.92      $12.00        $15.42        14.20        $12.45        $12.00
------------------------------------------------------------------------------------------------------------------------------------
      0.03        0.12       0.00#          (0.06)       0.13       0.01          (0.20)       (0.03)        (0.05)         0.00#
      3.10       (0.39)      0.02            3.84        0.70       0.91           2.83         1.28          1.80++        0.45
------------------------------------------------------------------------------------------------------------------------------------

      3.13       (0.27)      0.02            3.78        0.83       0.92           2.63         1.25          1.75          0.45
------------------------------------------------------------------------------------------------------------------------------------

     (0.02)      (0.00)#     --             (0.07)       --         --             --           --            --            --
      --          --         --              --         (0.50)      --             --           --            --            --
      --          --                         --          --         --             --          (0.03)         --            --
------------------------------------------------------------------------------------------------------------------------------------
     (0.02)      (0.00)      --             (0.07)      (0.50)      --             --          (0.03)         --            --
------------------------------------------------------------------------------------------------------------------------------------
     14.86      $11.75     $12.02          $16.96      $13.25     $12.92         $18.05       $15.42        $14.20        $12.45
------------------------------------------------------------------------------------------------------------------------------------
     26.68%      (2.23)%     0.17%          28.64%       6.43%      7.67          17.06%        8.83%        14.06%         3.75%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
     $41,640    $28,516     $34,555        $28,496     $13,677     $12,504      $206,671     $209,644      $234,886       $4,670
------------------------------------------------------------------------------------------------------------------------------------
      0.20%       0.95%      0.04%+         (0.56)%      1.03%     0.02%+         (1.01)%      (0.10)%       (0.46)%       (0.05)%+
------------------------------------------------------------------------------------------------------------------------------------
      1.90%       1.90%      1.90%+          1.90%       1.90%      1.90%+         1.90%        1.90%         1.90%         1.90%+
------------------------------------------------------------------------------------------------------------------------------------
     177.36%    156.13%     123.50%        163.80%     118.75%     67.22%        103.73%       50.17%        29.20%         0.00%
------------------------------------------------------------------------------------------------------------------------------------
     $0.0123     N/A        N/A             $0.0235     N/A        N/A          $0.0129        N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
     ($0.08)     $0.05      ($0.02)        ($0.16)     ($0.01)     ($0.05)       ($0.22)      ($0.07)       ($0.06)       ($0.04)
------------------------------------------------------------------------------------------------------------------------------------

      2.76%       2.50%      2.32%+          3.10%       2.99%      2.75%+         2.11%        2.09%         2.04%         8.96%+
------------------------------------------------------------------------------------------------------------------------------------

      1.96%       1.91%      1.99%+          2.05%       1.91%      1.99%+         2.01%        1.91%         1.94%         --
------------------------------------------------------------------------------------------------------------------------------------

++     The amount  shown in this caption for each share  outstanding  throughout the  period may not be in accord  with the net  realized  and  unrealized gain/(loss)  for the  period  because  of the  timing  of  purchases  and withdrawal of shares in relation to the fluctuating  market values of the portfolio.
+++    Average  commission rate paid per share of securities  purchased and sold by the Fund.
#      Amount represents less than $0.01 per share.




                                                                                      EMERGING MARKETS
                                                                                            FUND
Selected Per Share Data for the Year or Period Ended June 30: 1996            1995++           1994            1993        1992(a)
Net asset value -- beginning of year                        $13.17          $13.68          $11.07            $9.96        $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                  0.08            0.03           (0.03)            0.07          0.03
Net realized and unrealized gain/(loss) on investments        0.94            0.25##          2.92             1.05         (0.07)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                       1.02            0.28            2.89             1.12         (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                        --              --              --              (0.01)         --
  Distributions in excess of net investment income            --              --              --               --            --
  Distributions from net realized capital gains               --             (0.42)          (0.28)           (0.00)#        --
  Distributions in excess of net realized capital gains       --             (0.37)           --               --            --
  Distributions from capital                                  --              --              --               --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           --             (0.79)          (0.28)           (0.01)         --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                              $14.19          $13.17          $13.68           $11.07         $9.96
-----------------------------------------------------------------------------------------------------------------------------------
Total Return**                                                7.74%           1.40%          26.10%           11.27%        (0.40)%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                         $994,378         $998,083        $654,960        $206,617       $54,625
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets   0.58%           0.23%          (0.14)%           0.66%         1.70%+
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets excluding interest    1.72%           1.80%           1.85%            1.90%         1.90%+
expense
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          109.92%          92.09%          63.79%           21.40%         0.19%
-----------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                             $0.0007          N/A             N/A              N/A           N/A
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees and
  absorption of expenses by Manager                           --              --              --              $0.06         $0.01
-----------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees and absorption
  of expenses by Manager, including interest expense          --              --              --               1.93%         2.80%+
-----------------------------------------------------------------------------------------------------------------------------------
Expense ratios including interest expense                     --              --              --               --            --
-----------------------------------------------------------------------------------------------------------------------------------

(a) The Emerging Markets Fund's Class R Shares commenced operations on March 1, 1992.
(b) The Select 50 Fund's Class R Shares commenced operations on October 2, 1995.
(c) The Asset Allocation Fund's Class R Shares commenced operations on March 31, 1994.
(d) The Short Government Bond Fund's Class R Shares commenced operations on December 18, 1992.
**  Total return represents aggregate total return for the periods indicated.
+   Annualized.

                                                                              CALIFORNIA TAX-FREE INTERMEDIATE
                                                                                         BOND FUND
Selected Per Share Data for the Year or Period Ended June 30:   1996                       1995                      1994(a)
Net asset value -- beginning of year                           $12.04                     $11.79                      $12.00
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.54                       0.44                        0.41
Net realized and unrealized gain/(loss) on investments           0.19                       0.25                       (0.21)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  investment operations                                          0.73                       0.69                        0.20
------------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                          (0.54)                     (0.44)                      (0.41)
  Dividends in excess of net investment income                   --                         --                          --
  Distributions from net realized capital gains                  --                        (0.00)#                      --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (0.54)                     (0.44)                      (0.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                                 $12.23                     $12.04                      $11.79
------------------------------------------------------------------------------------------------------------------------------------
Total return**                                                   6.11%                      6.03%                       1.65%
------------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                             $13,948                    $5,153                      $11,556
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets             4.34%                      3.71%                       3.44%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets, excluding interest      0.61%                      0.56%                       0.23%
  expense
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                              58.11%                     37.93%                      77.03%
------------------------------------------------------------------------------------------------------------------------------------
Net investment income before deferral of fees by Manager        $0.43                      $0.34                       $0.25
------------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
  including interest expense                                     1.43%                      1.41%                       1.63%
------------------------------------------------------------------------------------------------------------------------------------
Expense ratios including interest expense                        --                         --                          --
------------------------------------------------------------------------------------------------------------------------------------


(a) The California Tax-Free Intermediate Bond Fund's Class R Shares commenced operations on July 1, 1993.
(b) The Government Reserve Fund's Class R Shares commenced operations on September 14, 1992.
(c) The California Tax-Free Money Fund's Class R Shares commenced operations on September 30, 1994.
**  Total return represents aggregate total return for the periods indicated.




          SELECT 50                       ASSET ALLOCATION                                   SHORT GOVERNMENT
            FUND                                FUND                                             BOND FUND
           1996(b)                1996          1995        1994(c)            1996         1995          1994        1993(d)
           $12.00                $16.33        $12.24        $12.00            $9.95        $9.80        $10.23       $10.00
--------------------------------------------------------------------------------------------------------------------------------
             0.06                  0.26          0.25          0.06             0.60         0.62          0.61         0.33
             4.45                  3.54          4.11          0.18            (0.04)        0.16         (0.34)        0.23
--------------------------------------------------------------------------------------------------------------------------------

             4.51                  3.80          4.36          0.24             0.56         0.78          0.27         0.56
--------------------------------------------------------------------------------------------------------------------------------

            (0.04)                (0.25)        (0.17)         --              (0.59)       (0.62)        (0.56)       (0.33)
             --                    --            --            --              (0.00)#       --           (0.07)        --
             --                   (0.55)        (0.10)         --               --           --            --           --
            (0.01)                                                              --           --           (0.07)        --
             --                    --            --            --               --          (0.01)         --          (0.00)#
--------------------------------------------------------------------------------------------------------------------------------
            (0.05)                (0.80)        (0.27)         --              (0.59)       (0.63)        (0.70)       (0.33)
--------------------------------------------------------------------------------------------------------------------------------
           $16.46                $19.33        $16.33        $12.24            $9.92        $9.95         $9.80       $10.23
--------------------------------------------------------------------------------------------------------------------------------
            37.75%                23.92%        35.99%         2.00%            5.74%        8.28%         2.49%        5.66%
--------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
          $77,955%              $132,511      $60,234        $1,548           $22,681      $17,093      $21,937       $22,254
--------------------------------------------------------------------------------------------------------------------------------
             0.42%+                1.85%         3.43%         2.54%+           5.88%        6.41%         5.93%        6.02%+
--------------------------------------------------------------------------------------------------------------------------------
             1.80%+                1.30%         1.30%         1.30%+           0.60%        0.47%         0.25%        0.22%+
--------------------------------------------------------------------------------------------------------------------------------
           105.98%               225.91%        95.75%       190.94%          349.62%      284.23%       603.07%      213.22%
--------------------------------------------------------------------------------------------------------------------------------
            $0.0097               $0.0595       N/A           N/A               --           --            --           --
--------------------------------------------------------------------------------------------------------------------------------

            $0.02                 $0.24         $0.19        $(0.11)           $0.52        $0.54         $0.51        $0.27
--------------------------------------------------------------------------------------------------------------------------------

             2.11%+                1.55%         2.07%         9.00%+           2.31%        2.23%         1.75%        2.07%+
--------------------------------------------------------------------------------------------------------------------------------
             --                    1.42%         1.31%         1.43%+           1.55%        1.38%         0.71%        --
--------------------------------------------------------------------------------------------------------------------------------

++ Per shares numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
#      Amount represents less than $0.01 per share.
## The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.

                                 GOVERNMENT RESERVE                                                 CALIFORNIA TAX-FREE
                                        FUND                                                            MONEY FUND
            1996             1995               1994              1993(b)                         1996            1995(c)
            $1.00            $1.00              $1.00               $1.00                         $1.00             $1.00
-------------------------------------------------------------------------------------------------------------------------------
             0.052            0.049              0.029               0.024                         0.030             0.027
             0.000##          0.000##            0.000##             0.000##                       0.000##            .000##
-------------------------------------------------------------------------------------------------------------------------------

             0.052            0.049              0.029               0.024                         0.030             0.027
-------------------------------------------------------------------------------------------------------------------------------

            (0.052)          (0.049)            (0.029)             (0.024)                       (0.030)           (0.027)
             --               --                 --                  --                            --               (0.000)##
             --               --                 --                  --                            --                --
-------------------------------------------------------------------------------------------------------------------------------
            (0.052)          (0.049)            (0.029)             (0.024)                       (0.030)           (0.027)
-------------------------------------------------------------------------------------------------------------------------------
            $1.00            $1.00              $1.00               $1.00                         $1.00             $1.00
-------------------------------------------------------------------------------------------------------------------------------
             5.28%            4.97%              2.96%               2.41%                         3.03%             2.68%
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
          $439,423         $258,956          $211,129            $124,795                        $98,134          $64,780
-------------------------------------------------------------------------------------------------------------------------------
             5.17%            4.92%              2.99%               2.96%+                        2.99%             3.55%+
-------------------------------------------------------------------------------------------------------------------------------
           0.60%              0.60%              0.60%               0.38%+                        0.59%             0.33%+
-------------------------------------------------------------------------------------------------------------------------------
             --               --                --                  --                             --                --
-------------------------------------------------------------------------------------------------------------------------------

            $0.050           $0.047             $0.028              $0.013                        $0.028            $0.023
-------------------------------------------------------------------------------------------------------------------------------

             0.74%            0.79%              0.71%               0.77%+                        0.80%             0.86%+
-------------------------------------------------------------------------------------------------------------------------------
             --               0.63%              --                  --                            --                --
-------------------------------------------------------------------------------------------------------------------------------

+      Annualized.
#      Amount represents less than $0.01 per share.
##     Amount represents less than $0.001 per share.




The Funds' Investment Objectives And Policies


The investment objective and general investment policies of each Fund are described below. Specific portfolio securities that may be purchased by the Funds are described in "Portfolio Securities" beginning on page 18. Specific investment practices that may be employed by the Funds are described in "Other
Investment Practices" beginning on page 21. Certain risks associated with investments in the Funds are described in those sections as well as in "Risk
Considerations" beginning on page 23. Certain terms used in the Prospectus are defined in the Glossary found at the end of this Prospectus. This Prospectus may refer to groups of similar funds using the following defined terms:


                                                    SUMMARY COMPARISON OF FUNDS

                                                           Anticipated  Maximum                              Typical Market
                                                           Equity       Debt                                 Capitalization of
Fund Name                                                  Exposure     Exposure  Focus                      Portfolio Companies
-----------------------------------------------------------------------------------------------------------------------------
Equity Funds
  Domestic Equity Funds
     Montgomery Growth Fund                                65-100%      35%       Growth                     Over $1 Billion
-----------------------------------------------------------------------------------------------------------------------------------
     Montgomery Micro Cap Fund                             65-100%      35%       Micro-Cap                  Not exceed $600 Million
-----------------------------------------------------------------------------------------------------------------------------------
     Montgomery Small Cap Fund                             80-100%      35%       Small-Cap                  Less than $1 Billion
-----------------------------------------------------------------------------------------------------------------------------------
     Montgomery Small Cap Opportunities Fund               65-100%      35%       Small-Cap                  Less than $1 Billion
-----------------------------------------------------------------------------------------------------------------------------------
     Montgomery Equity Income Fund                         65-100%      35%       Large-Cap Dividend         Over $1 Billion
===================================================================================================================================
  International Funds
     Montgomery International Small Cap Fund               65-100%      35%       Foreign Small-Cap          Less than $1 Billion
-----------------------------------------------------------------------------------------------------------------------------------
     Montgomery International Growth Fund                  65-100%      35%       Foreign Growth             Over $1 Billion
-----------------------------------------------------------------------------------------------------------------------------------
     Montgomery Emerging Asia Fund                         65-100%      35%       Asian Growth               Any size
-----------------------------------------------------------------------------------------------------------------------------------
     Montgomery Emerging Markets Fund                      65-100%      35%       Emerging Growth            Any size
===================================================================================================================================
  Global Funds
     Montgomery Global Opportunities Fund                  65-100%      35%       Worldwide Growth           Over $1 Billion
-----------------------------------------------------------------------------------------------------------------------------------
     Montgomery Global Communications Fund                 65-100%      35%       Worldwide                  Any size
===================================================================================================================================
Multi-Strategy Funds
     Montgomery Select 50 Fund                             65-100%      35%       Worldwide Growth           Any size
-----------------------------------------------------------------------------------------------------------------------------------
     Montgomery Asset Allocation Fund                      20-80%       20-80%    Balanced                   Any size
===================================================================================================================================
Fixed-Income Funds
     Montgomery Short Government Bond Fund                 0%           100%      Income                     N/A
-----------------------------------------------------------------------------------------------------------------------------------
     Montgomery Government Reserve Fund                    0%           100%      Income                     N/A
===================================================================================================================================
   Tax-Free Funds
     Montgomery Federal Tax-Free Money Fund                0%           100%      Federal Tax-Free Income    N/A
-----------------------------------------------------------------------------------------------------------------------------------
     Montgomery California Tax-Free Intermediate Bond Fund 0%           100%      California Tax-Free Income N/A
-----------------------------------------------------------------------------------------------------------------------------------
     Montgomery California Tax-Free Money Fund             0%           100%      California Tax-Free Income N/A
-----------------------------------------------------------------------------------------------------------------------------------


Montgomery Growth Fund (the "Growth Fund")

The investment objective of the Growth Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of domestic companies. Although such companies may be of any size, the Fund targets companies having total market capitalizations of $1 billion or more. The Fund emphasizes investments in common stock but also invests in other types of equity securities and equity derivative securities. Current income from dividends, interest and other sources is only incidental. The Fund also may invest up to 35% of its total assets in Highly Rated Debt Securities. See "Portfolio Securities."



The Growth Fund seeks growth at a reasonable value, identifying companies with sound fundamental value and potential for substantial growth. The Fund selects its investments based on a combination of quantitative screening techniques and fundamental analysis. The Fund initially identifies a universe of investment candidates by screening companies based on changes in rates of growth and valuation ratios such as price to sales, price to earnings and price to cash flows. Through this process the Fund seeks to identify rapidly growing companies with reasonable valuations and accelerating growth rates, or having low valuations and initial signs of growth. The Fund then subjects these companies to a rigorous fundamental analysis focusing on balance sheets and income statements; company visits and discussions with management; contact with industry specialists and industry analysts; and review of the competitive environments.

Montgomery Micro Cap Fund (the "Micro Cap Fund")

The investment objective of the Micro Cap Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of domestic companies that have potential for rapid growth and are micro-capitalization companies, which the Fund currently considers to be companies having market capitalizations that would place them in the smallest 10% of market capitalizations for domestic companies as measured by the Wilshire 5000 Index. Currently, these companies have market capitalizations of $600 million and less. Current income from dividends, interest and other sources is only incidental. The Micro Cap Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those in other equity securities and in debt instruments, including foreign securities. Any debt securities purchased by this Fund must be Highly Rated Debt Securities. See "Portfolio Securities."


The Micro Cap Fund seeks to identify potential rapid growth companies at the early stages of the companies' developments, such as at the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Early identification of potential investments is a key to the Fund's investment style. Emphasis is placed on in-house research, which includes discussions with company management.


The Micro Cap Fund is currently closed to new investors. The Manager may, however, reopen and close the Micro Cap Fund to new investors from time to time at its discretion. If this Fund is closed, shareholders who maintain open accounts with the Fund may make additional investments in the Fund. Once a shareholder's account is closed, additional investments in the Fund may not be possible.

Montgomery Small Cap Fund (the "Small Cap Fund")


The investment objective of the Small Cap Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion. The Small Cap Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in companies having total market capitalizations of $1 billion or more.


Generally, the Small Cap Fund invests at least 80% of its total assets in common stock. It also may invest in other types of equity securities and equity derivative securities but limits to 5% of its total assets any single other type of security. Any debt securities purchased by this Fund must be Highly Rated Debt Securities. See "Portfolio Securities." Current income from dividends, interest and other sources is only incidental.

The Small Cap Fund seeks to identify potential growth companies at an early stage or a transitional point of the companies' developments, such as the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Using fundamental research, the Fund targets businesses having positive internal dynamics that can outweigh unpredictable macro-economic factors, such as interest rates, commodity prices, foreign currency rates and overall stock market volatility. The Fund searches for companies with potential to gain market share within their respective industries; achieve and maintain high and consistent profitability; produce increases in quarterly earnings; and provide solutions to current or impending problems in their respective industries or society at large. Early identification of potential investments is a key to the Fund's investment style. Heavy emphasis is placed on in-house research, which includes discussions with company management. The Fund also draws on the expertise of brokerage firms, including Montgomery Securities and regional firms that closely follow smaller capitalization companies within their geographic regions.

The Small Cap Fund has been closed to new investors since March 6, 1992. Shareholders who maintain open accounts with this Fund may make additional investments. Once your account is closed, additional investments in this Fund may not be possible. An Account may be considered closed and subject to redemption by this Fund if the value of the shares remaining after a transfer or redemption falls below $1,000. This Fund may resume sales of shares to new investors at some future date, but it has no present intention to do so.

Montgomery Small Cap Opportunities Fund (the "Small Cap Opportunities Fund")

The investment objective of the Small Cap Opportunities Fund is capital appreciation which, under normal conditions it seeks by investing at least 65%
of its total assets in equity securities of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1.5 billion. The Small Cap Opportunities Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in domestic and foreign companies having total market capitalizations of $1.5 billion or more. This Fund invests primarily in common stock. It also may invest in other types of equity securities and equity derivative securities. Any debt securities purchased by the Fund must be Highly Rated Debt Securities. See "Portfolio Securities." Current income from dividends, interest and other sources is only incidental.

This Fund seeks to identify potential growth companies at an early stage or a transitional point of their developments, such as the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Using fundamental research, the Fund targets businesses having positive internal dynamics that can outweigh unpredictable macro-economic factors, such as interest rates, commodity prices, foreign currency rates and overall stock market volatility. The Fund searches for companies with potential to gain market share within their respective industries; achieve and maintain high and consistent profitability; produce increases in quarterly earnings; and provide solutions to current or impending problems in their respective industries or society at large. Early identification of potential investments is a key to the Fund's investment style. Heavy emphasis is placed on in-house research, which includes discussions with company management. The Fund also draws on the expertise of brokerage firms, including Montgomery Securities and regional firms that closely follow smaller capitalization companies within their geographic regions.


Montgomery Equity Income Fund (the "Equity Income Fund")


The investment objective of the Equity Income Fund is to provide current income and capital appreciation primarily through investments in equity securities of domestic companies, with the goal that the Fund provide a significantly greater yield than the average yield offered by the stocks of the S&P 500 and a low level of price volatility. Under normal market conditions, the Equity Income Fund will invest at least 65% of the value of its total assets in income-producing equity securities of domestic companies, which include common stocks, preferred stocks and other securities, and debt securities convertible into common stocks.


The Fund's equity investments emphasize common stock of U.S. corporations that regularly pay dividends. The Fund normally invests in companies having a total market capitalization of more than $1 billion, targeting companies with favorable long-term fundamental characteristics with current relative yields at the upper end of their historical ranges. The Fund initially identifies a universe of investment candidates by screening companies based on relative yield and targeting companies with a minimum yield of 140% of the average yield of the S&P 500. The Fund uses this relative yield strategy to assist in identifying undervalued securities. The companies are usually in the maturing stages of development or operating in slower growth areas of the economy, and have conservative accounting, strong cash flows to maintain dividends, low financial leverage and market leadership. The Fund usually holds companies for a period of two to four years, resulting in relatively low turnover. The Fund will usually begin to reduce its position in a company as the price moves up and yield drops to the lower end of its historical range. In addition, the Fund will usually reduce or sell its holdings in a company that reduces or eliminates its dividend, or upon a significant fundamental change impairing a company's ability to pay dividends. See "Portfolio Securities."


Although the Fund normally invests more than 65% of its assets in income-producing equity securities as described above, under normal market conditions it may invest up to 35% of its total assets in debt instruments, emphasizing cash equivalents in an effort to provide income at money market rates while minimizing the risk of decline in value. The Fund attempts to achieve low price volatility through its investment in mature companies and by investing in cash and cash equivalents. In addition, the Fund may invest up to 20% of its total assets in the equity or debt securities of foreign issuers. See "Portfolio Securities."

Montgomery International Small Cap Fund (the "International Small Cap Fund")

The investment objective of the International Small Cap Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations of less than $1 billion. The Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in companies having market capitalizations of $1 billion or more, or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities" and "Risk Considerations."


This Fund targets companies with potential for above average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared to the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development and marketing; new technologies or services; pricing flexibility; quality of management; and general operating characteristics.


This Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least three different countries outside the U.S., but no country may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. See "Risk Considerations."

Montgomery International Growth Fund (the "International Growth Fund")

The investment objective of the International Growth Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations over $1 billion. This Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in equity securities of U.S. companies, in lower-capitalization companies or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities" and "Risk Considerations."

This Fund targets companies with potential for above average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared to the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth, return on capital, balance sheet, financial and accounting policies, overall financial strength, industry sector, competitive advantages and disadvantages, research, product development and marketing, new technologies or services, pricing flexibility, quality of management, and general operating characteristics.

This Fund may invest  substantially  in  securities  denominated  in one or more foreign currencies. Under normal conditions, it invests in at least three different countries outside the U.S., but no country may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. The Fund also will use a strategic allocation of assets among countries based on fundamental and quantitative research. See "Risk Considerations."

Montgomery Emerging Asia Fund (the "Emerging Asia Fund")

The investment objective of the Montgomery Emerging Asia Fund is long term capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies that have their principal activities in emerging Asia. The Fund currently considers the following to be emerging Asia countries: Bangladesh, China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. The Fund, however, does not expect to invest in Japanese securities. In the future, the Fund may invest in other countries in Asia when their markets become sufficiently developed. Under normal conditions, the Fund maintains investments in at least three emerging Asia countries at all times and invests no more than one-third of its total assets in any one emerging Asia country. As part of the remaining 35% of its total assets, the Fund may invest in more developed Asian countries, such as Japan and Hong Kong, that may serve defensive purposes in an Asian portfolio. Alternatively, companies in more developed Asian markets may have significant operations in emerging Asian countries.

The Fund considers a company to be an emerging Asian company if its securities are principally traded in the capital market of an emerging Asia country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging Asia countries or from sales made in such emerging Asia countries, regardless of where the securities of such company are primarily traded; or it is organized under the laws of, and with a principal office in, an emerging Asia country.

Emerging Asia countries are in various stages of economic development with most being considered emerging markets. Each country has its unique risks. Most emerging Asia countries are heavily dependent on international trade. Some have prosperous economies, but are sensitive to world commodity prices. Others are especially vulnerable to recession in other countries. Some emerging Asia countries have experienced rapid growth, although many suffer from obsolete financial systems, economic problems, or archaic legal systems. The return of Hong Kong to Chinese dominion will affect the entire Pacific region. For information on risks, see "Portfolio Securities," "Risk Considerations" and the Statement of Additional Information.

The Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It may invest up to 35% of its total assets in high yield debt securities, including up to 5% in high yield debt securities rated below investment grade (also known as "junk bonds"). See "Portfolio Securities" and "Risk Considerations." During the two-to three-month period following commencement of the Fund's operations, the Fund may have its assets invested substantially in cash and cash equivalents.

The Fund may invest in certain debt securities issued by the governments of emerging Asia countries that are, or may be eligible for, conversion into investments in emerging Asian companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Fund deems them to be equity derivative securities.
See "Portfolio Securities."

Montgomery Emerging Markets Fund (the "Emerging Markets Fund")

The investment objective of the Emerging Markets Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of Emerging Market Companies. Under normal conditions, the Emerging Markets Fund maintains investments in at least six emerging market countries at all times and invests no more than 35% of its total assets in any one emerging market country.


This Fund uses a proprietary, quantitative asset allocation model created by the Manager. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percent of assets to invest in each country to maximize expected returns for a given risk level. The Fund's aims are to invest in those countries that are expected to have the highest risk/reward trade-off when incorporated into a total portfolio context. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research and publicly available information and company visits.

This Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.


This Fund may invest in certain debt securities issued by the governments of emerging market countries that are, or may be eligible for, conversion into investments in Emerging Market Companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Fund deems them to be equity derivative securities. This Fund may invest no more than 20% of its total assets in the equity securities of companies constituting the EAFE Index. See "Portfolio Securities." These companies typically have larger average market capitalizations than the Emerging Market Companies in which this Fund generally invests. Accordingly, subject to its investment objective, this Fund invests in EAFE Index companies for temporary defensive strategies.

Montgomery Global Opportunities Fund (the "Opportunities Fund")

The investment objective of the Opportunities Fund is capital appreciation. Under normal conditions, the Opportunities Fund seeks to achieve its investment objective by investing at least 65% of its total assets in equity securities of companies, which may be of any size, throughout the world. While the
Opportunities Fund emphasizes common stocks of those companies having total market capitalizations of more than $1 billion, it also may invest in other types of equity securities and equity derivative securities.

The Opportunities Fund may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. The Opportunities Fund invests in companies that, in the opinion of the Manager, have potential for above-average, long-term growth in sales and earnings on a sustained basis and that are reasonably priced. The Manager considers a number of factors in evaluating potential investments, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development, and marketing; development of new technologies; service; pricing flexibility; quality of management; and general operating characteristics.

The Opportunities Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, the Opportunities Fund invests in at least three different countries, which may include the U.S., but no country, other than the U.S., may represent more than 40% of its assets. A significant portion of the Opportunities Fund's assets are invested in the securities of foreign issuers because many attractive investment opportunities are outside the U.S. The Manager uses its financial expertise and research capabilities in markets located throughout the world in attempting to identify securities providing the greatest potential for long-term capital appreciation. For information on risks, see "Portfolio Securities" and "Risk Considerations."

Montgomery Global Communications Fund (the "Communications Fund")

The investment objective of the Communications Fund is capital appreciation. Under normal conditions, the Communications Fund seeks to achieve its investment objective by investing at least 65% of its total assets in equity securities of communications companies, which may be of any size, throughout the world. For this purpose, the Fund defines a "communications company" as a company engaged in the development, manufacture or sale of communications equipment or services that derived at least 50% of either its revenues or earnings from these activities, or that devoted at least 50% of its assets to these activities, based on the company's most recent fiscal year.


Communications companies range from companies concentrating on established technologies to companies primarily engaged in creating or developing new technologies. They include companies that develop, manufacture, sell or provide communications equipment and services (including equipment and services for data, voice and image transmission); broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); mobile communications and cellular phones and paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; electronic components and equipment; print media; computer equipment; videotext and teletext; and new technologies combining television, telephones and computer systems. Over time, communication products and services change because the global communications industry is changing rapidly due to new technology and other developments.

The Communications Fund's portfolio management believes that world-wide demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information will continue to grow in the future. It also believes that the global trend appears to be toward lower costs and higher efficiencies resulting from combining communications systems with computers and, accordingly, the Fund may invest in companies engaged in the development of methods for using new technologies to communicate information as well as companies using established communications technologies.

The Communications Fund may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. The Communication Fund invests in companies that, in the opinion of the Manager, have potential for above-average, long-term growth in sales and earnings on a sustained basis and that are reasonably priced. The Manager considers a number of factors in evaluating potential investments, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development, and marketing; development of new technologies; service; pricing flexibility; quality of management; and general operating characteristics.

The Communications Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, the Communications Fund invests in at least three different countries, which may include the U.S., but no country, other than the U.S., may represent more than 40% of its assets. A significant portion of the Communications Fund's assets are invested in the securities of foreign issuers because many attractive investment opportunities, including many of the world's communications companies, are outside the U.S. The Manager uses its financial expertise and research capabilities in markets located throughout the world in attempting to identify securities providing the greatest potential for long-term capital appreciation. For information on risks, see "Portfolio Securities" and "Risk Considerations."

Montgomery Select 50 Fund (the "Select 50 Fund")

The investment objective of the Select 50 Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in at least 50 different equity securities of companies of all sizes throughout the world.

This Fund invests primarily in 10 equity securities from each of the Manager's five different equity disciplines. These five disciplines, which may be adjusted from time to time, include U.S. Growth Equity, U.S. Smaller Capitalization Companies, U.S. Equity Income, International and Emerging Markets. See "Management of the Funds." The Manager's equity teams select those securities based on the potential for capital appreciation.

This Fund generally invests the remaining 35% of its total assets in equity securities with the potential for capital appreciation but may invest those assets in other equity securities or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.


This Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least three different countries which may include the U.S., but no country, other than the U.S., may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies in which this Fund may invest. See "Risk Considerations."


Montgomery Asset Allocation Fund (the "Asset Allocation Fund")

The investment objective of the Asset Allocation Fund is to seek high total return, while also seeking to reduce risk, through a strategic or active allocation of assets among domestic stocks, debt instruments and cash or cash equivalents, coupled with active management of the individual investments in each asset class. This Fund adjusts the proportion of its investments in each of these categories as needed to respond to current market conditions, maintaining from 20 to 80% of total assets in stocks, 20 to 80% of total assets in debt instruments of any remaining maturity, and 0 to 50% of total assets in cash or cash equivalents. The Manager will implement its allocation strategy with the use of a quantitative risk model and computer optimization program. The Manager may temporarily increase the Fund's cash allocation from its set strategy in order to meet anticipated redemptions. The Manager seeks to reduce risk through investment in high-grade debt instruments and cash or cash equivalents. Under normal conditions, at least 65% of the Fund's total assets are invested in securities issued by domestic issuers.

The debt instruments in which this Fund invests include U.S. Government securities and other Highly Rated Debt Securities. This Fund expects that, under normal circumstances, the dollar-weighted average maturity of its debt instruments (or period until next interest rate reset date) may be longer than three years (see "Duration" discussion below).

The equity securities in which this Fund may invest include common stocks that, in the opinion of the Manager, have the potential for above-average capital appreciation) as well as warrants, rights and options. The Manager selects equity securities of issuers exhibiting positive trends in revenue and earnings that, in the opinion of the Manager, are sustainable. Among the Fund's equity investments, the Fund may invest up to 35% of its total assets in foreign equity securities of various countries, primarily those listed on foreign exchanges.

Montgomery Short Government Bond Fund (the "Short Bond Fund")

The investment objective of the Short Bond Fund is to provide maximum total return consistent with preservation of capital and prudent investment management. Total return consists of interest and dividends from underlying securities, capital appreciation realized from the purchase and sale of securities, and income from futures and options. Under normal conditions, the Fund seeks to achieve its objective by investing at least 65% of the value of its total assets in U.S. Government securities. The Fund seeks to maintain an average portfolio effective duration comparable to or less than that of three-year U.S. Treasury Notes. Because the Manager seeks to manage interest rate risk by limiting effective duration, the Fund may invest in securities of any maturity.

This Fund is designed primarily for investors who seek higher yields than money market funds generally offer and are willing to accept nominal fluctuation in the value of the Fund's shares but who are not willing to accept the greater fluctuations that long-term bond funds might entail. This Fund is not an appropriate investment for investors whose primary investment objective is absolute principal stability. Because the values of the securities in which this Fund invests generally change with interest rates, the value of its shares will fluctuate, unlike the value of the shares of a money market fund seeking to maintain a stable net asset value per share of $1.00.


The Fund also may invest up to 35% of its total assets in cash, commercial paper and high-grade liquid debt securities, including corporate debt instruments and privately issued mortgage-related and asset-backed securities that are considered Highly Rated Debt Securities. The Fund also may invest in other investment companies investing primarily in U.S.
Government securities of appropriate duration.  See "Portfolio Securities."

Duration of the Asset Allocation Fund and the Short Bond Fund. The Short Bond Fund and the Asset Allocation Fund expect that, under normal circumstances, the dollar-weighted average maturity (or period until the next interest rate reset date) of their portfolio securities may be longer than three years but the maturity of individual securities may be up to 30 years. However, of these two Funds, only the Short Bond Fund seeks to maintain an average portfolio effective duration comparable to or less than that of three-year U.S. Treasury Notes.

Montgomery Government Reserve Fund (the "Reserve Fund")

The investment objective of the Reserve Fund is current income consistent with liquidity and preservation of capital, which under normal conditions it seeks by investing exclusively in U.S. Government Securities, repurchase agreements for U.S. Government Securities and other money market funds investing in U.S. Government Securities and those repurchase agreements. This Fund seeks to maintain a stable net asset value per share of $1.00 in compliance with Rule 2a-7 under the Investment Company Act, and pursuant to procedures adopted under such Rule, the Reserve Fund limits its investments to those U.S. Government securities that the Board of Trustees determines present minimal credit risks and have remaining maturities, as determined under the Rule, of 397 calendar days or less. The Fund also maintains a dollar-weighted average maturity of the securities in its portfolio of 90 days or less.

Montgomery Federal Tax-Free Money Fund (the "Federal Money Fund")
Montgomery California Tax-Free Intermediate Bond Fund (the "California
 Intermediate Bond Fund")
Montgomery California Tax-Free Money Fund (the "California Money Fund")

The investment objective of the Federal Money Fund is to maintain a stable net asset value while maximizing current income exempt from federal income tax consistent with liquidity and preservation of capital. The investment objective of the California Intermediate Bond Fund is to provide maximum current income exempt from federal income and California personal income taxes consistent with preservation of capital and prudent investment management, and that of the California Money Fund is to maintain a stable net asset value while maximizing current income exempt from federal and California personal income taxes consistent with liquidity and preservation of capital. Under normal conditions, the Federal Money Fund seeks to achieve its objective by investing at least 80% of its net assets in municipal securities, the interest from which is, in the opinion of counsel to the issuer, exempt from federal income tax. Under normal conditions, the California Money Fund seeks to achieve its objective by investing at least 80% of its net assets in municipal securities and at least 65% of net assets in debt securities, the interest from which is, in the opinion of counsel to the issuer, also exempt from California personal income taxes ("California municipal securities"). Under normal conditions, the California Intermediate Bond Fund seeks to achieve its objective by investing at least 80% of its net assets in California municipal securities.


The California Intermediate Bond Fund is designed primarily for investors who seek higher yields than tax-free money market funds generally offer and are willing to accept some fluctuation in this Fund's share value but who are not willing to accept the greater fluctuations that long-term tax-free bond funds might entail. This Fund is not an appropriate investment for investors whose primary investment objective is absolute principal stability. Because the value of the securities in which this Fund invests generally changes with interest rates, the value of its shares will fluctuate unlike shares of a money market fund, which seeks to maintain a stable net asset value per share of $1.00. Consequently, this Fund seeks to reduce such fluctuations by managing the effective duration, and thus the interest risk, of its portfolio. (Effective duration is an indicator of a security's sensitivity to interest rate change. See "Duration" above.) Under normal conditions, the average dollar-weighted portfolio maturity of the California Intermediate Bond Fund is expected to stay within a range of 5 to 10 years. However, this Fund may invest in securities of any maturity. This Fund is not suitable for investors who cannot benefit from the tax-exempt character of its dividends, such as IRAs, qualified retirement plans or tax-exempt entities.


At least 80% of the value of the California Intermediate Bond Fund's net assets must consist of California municipal securities that at the time of purchase are rated within the four highest ratings of municipal securities (AAA to BBB) assigned by S&P, (Aaa to Baa) assigned by Moody's, or (AAA to BBB) assigned by Fitch; or have S&P's short-term municipal rating of SP-2 or higher, or a municipal
commercial  paper  rating  of  A-2  or  higher;   Moody's  short-term  municipal
securities rating of MIG-2 or higher, or VMIG-2 or higher, or a municipal commercial paper rating of P-2 or higher; or have Fitch's short-term municipal securities rating of FIN-2 or higher, or a municipal commercial paper rating of Fitch-2 or higher; or if unrated by S&P, Moody's or Fitch, are deemed by the Manager to be of comparable quality, using guidelines approved by the Board (but not to exceed 20% of this Fund's net assets). Debt securities rated in the lowest category of investment grade debt may have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than is the case with higher grade bonds. However, there is no assurance that any municipal issuers will make full payments of principal and interest or remain solvent. For a description of the ratings, see the Appendix in the Statement of Additional Information. See also "Risk Considerations."


Under normal conditions, the California Intermediate Bond Fund and the California Money Fund seek to invest in California municipal securities to the greatest extent practicable, but they may, however, invest in other municipal securities if in such Fund's opinion, suitable California municipal securities are not available. The California Intermediate Bond Fund may invest up to 20%, and the Federal Money and California Money Funds may invest up to 35%, of their respective total assets in cash, U.S. government securities, and obligations of U.S. possessions, commercial paper and other debt securities, including corporate debt instruments or instruments the interest from which is subject to the federal alternative minimum tax for individuals. Additionally, the California Intermediate Bond Fund may invest up to 20% and the California Money Fund may invest 35%, of their respective total assets in municipal securities other than California municipal securities. For the California Intermediate Bond Fund, these other securities must be Highly Rated Debt Securities. From time to time, the California Intermediate Bond and the California Money Funds may invest more than 25% of their total assets in private activity bonds and industrial development bonds of issuers located in California.

The Federal Money and California Money Funds seek to maintain a stable net asset value per share of $1.00 in compliance with Rule 2a-7 under the Investment Company Act and, pursuant to procedures adopted under such Rule, limit their investments to those securities that the Board determines present minimal credit risks and have remaining maturities, as determined under the Rule, of 397 calendar days or less. These Funds also maintain a dollar-weighted average maturity of their portfolio securities of 90 days or less.


Portfolio Securities

Equity Securities


The Domestic Equity, Select 50, International and Global Funds emphasize investments in common stock, and common stock may constitute up to 80% of the Asset Allocation Fund's portfolio. These Funds may also invest in other types of equity securities (such as preferred stocks or convertible securities) and equity derivative securities.

Depositary Receipts, Convertible Securities and Securities Warrants

The Domestic Equity, Select 50, Asset Allocation, International and Global Funds may invest in ADRs, EDRs and GDRs and convertible securities which the Manager regards as a form of equity security. Each such Fund may also invest up to 5% of its net assets in warrants, including up to 2% of net assets for those not listed on a securities exchange.


Privatizations


The Select 50, International and Global Funds believe that foreign governmental programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and these Funds may invest in privatizations. The ability of U.S. entities, such as these Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.


Special Situations

The Select 50, International and Global Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. These Funds also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Funds to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. These Funds do not invest more than 15% of their net assets in illiquid investments, including special situations.

Investment Companies

Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the International and Global Funds to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The International and Global Funds also may incur tax liability to the extent they invest in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Funds. See the Statement of Additional Information.


The Select 50, International, Global, Asset Allocation, Equity Income and Fixed Income Funds do not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, these Funds bear their ratable share of that investment company's expenses, including advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of these Funds' assets invested in other open-end (but not closed-end) investment companies.


Debt Securities


The Select 50, International and Global Funds may purchase debt securities that complement their objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. Debt securities may constitute up to 80% of the Asset Allocation Fund's and 35% of the Equity Income Fund's total assets. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board, each of the Select 50, Global and International Funds will not invest more than 5% of its total assets in debt securities rated lower than investment grade, and the Allocation and Equity Income Funds will not invest more than 5% of their total assets in debt securities rated lower than Highly Rated Debt Securities. Subject to this limitation, each of these Funds may invest in any debt security, including securities in default. After its purchase by a Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Fund. See "Risk Considerations."

In addition to traditional corporate, government and supranational debt securities, each of the International, Global, Allocation and Equity Income Funds may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging market countries. The percentage distribution between equity and debt will vary from country to country based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.


U.S. Government Securities


All Funds may invest in fixed rate and floating or variable rate U.S. Government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the GNMA, are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the FNMA, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.


Short-term U.S. Government securities generally are considered to be among the safest short-term investments. However, the U.S. Government does not guarantee the net asset value of the Funds' shares. With respect to U.S. Government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such U.S. Government securities may involve risk of loss of principal and interest.

Mortgage-Related Securities and Derivative Securities


The Reserve, Tax-Free, Short Bond and Asset Allocation Funds may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans and is considered a derivative security. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Certain mortgage-related securities are subject to high volatility. These funds use these derivative securities in an effort to enhance return and as a means to make certain investments not otherwise available to the Funds. See "Hedging and Risk-Management Practices" for a discussion of other reasons why these Funds invest in derivative securities.


Agency Mortgage-Related Securities.


Investors in the Reserve, Tax-Free, Short Bond and Asset Allocation Funds should note that the dominant issuers or guarantors of mortgage-related securities today are GNMA, FNMA and the FHLMC. GNMA creates pass-through securities from pools of government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages.

The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government but are generally considered to offer minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. Government Securities with comparable "lives" largely due to the risks associated with prepayment. See "Risk Considerations."


Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates determined in accordance with a predetermined interest rate index and which may be subject to certain limits. The adjustment feature of ARMs tends to lessen their interest rate sensitivity.


The Fixed Income Funds consider GNMA, FNMA and FHLMC-issued pass-through certificates, CMOs and other mortgage-related securities to be U.S. Government securities for purposes of their investment policies. However, the Money Market Funds do not invest in stripped mortgage securities, and the Short Bond Fund limits its stripped mortgage securities investments to 10% of total assets. The liquidity of IOs and POs issued by the U.S. Government or its agencies and instrumentalities and backed by fixed-rate mortgage-related securities will be determined by the Manager under the direct supervision of the Trust's Pricing Committee and reviewed by the Board, and all other IOs and POs will be deemed illiquid for purposes of the Fixed Income Funds' limitation on illiquid securities. The Allocation and Short Bond Funds may invest in derivative securities known as "floaters" and "inverse floaters," the values of which vary in response to interest rates. These securities may be illiquid and their values may be very volatile.

Privately Issued Mortgage-Related Securities/Derivatives. The Short Bond Fund and the Asset Allocation Fund may invest in mortgage-related securities offered by private issuers, including pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages, multi-family or commercial mortgage loans.

Private issuer mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than U.S. Government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees. However, many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal. The Short Bond Fund may purchase some mortgage-related securities through private placements that are restricted as to further sale. See "Illiquid Securities." The value of these securities may be very volatile.


Structured Notes and Indexed Securities. The Funds may invest in structured notes and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Manager analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk. See "The Funds' Investment Objectives and Policies - Duration."


Variable Rate Demand Notes

The Fixed Income and the Asset Allocation Funds may invest in variable rate demand notes ("VRDNs").

Zero Coupon Bonds

The Fixed Income and Asset Allocation Funds may invest in zero coupon bonds. Zero coupon bond prices are highly sensitive to changes in market interest rates. The original issue discount on the zero coupon bonds must be included ratably in the income of the Fixed Income and Asset Allocation Funds as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss. See "Tax Information" in the Statement of Additional Information.

Asset-Backed Securities, Custodial Receipts, Participation Interests and Tender Option Bonds

Each Fund may invest up to 5% (25% in the case of the Allocation and Short Bond Funds) of its total assets in asset-backed securities. Like mortgage-related securities, these securities are subject to the risk of prepayment. See "Risk Considerations." The California Intermediate Bond Fund may invest in custodial receipts. The Tax-Free Funds may invest in participation interests and tender option bonds.


Other Investment Practices


      The table below and the following  sections  summarize certain  investment practices of the Funds,  each of which may involve  certain  special risks.  The
Glossary  section at the end of this  Prospectus  briefly  describes each of the investment techniques summarized below. The Statement of Additional Information, under the heading  "Investment  Objectives and Policies of the Funds,"  contains
more  detailed   information   about  certain  of  these  practices,   including
limitations designed to reduce risks.

                                                                   Small                                           International
                                             Equity    Small        Cap        Micro      Global         Global        Small
                                   Growth    Income     Cap    Opportunities   Cap    Opportunities  Communications     Cap
                                    Fund      Fund     Fund        Fund        Fund        Fund          Fund           Fund
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements (1)            x/        x/       x/           x/         x/           x/            x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Reverse-dollar roll transactions
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing not to exceed 10% of
total fund assets                    x/                 x/
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing not to exceed one-third
of total fund assets                           x/                    x/         x/           x/            x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreement         x/        x/                               x/           x/                           x/
-----------------------------------------------------------------------------------------------------------------------------------
Dollar roll transactions
-----------------------------------------------------------------------------------------------------------------------------------
Leverage                             x/                                         x/           x/                           x/
-----------------------------------------------------------------------------------------------------------------------------------
Securities lending not to exceed
10% of total fund assets             x/                 x/           x/         x/                                        x/
-----------------------------------------------------------------------------------------------------------------------------------
Securities lending not to exceed
30% of total fund assets                       x/                                            x/            x/
-----------------------------------------------------------------------------------------------------------------------------------
When-issued and forward
commitment securities                x/        x/       x/           x/         x/           x/            x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts (9)       x/        x/                               x/           x/            x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Purchase options on securities
and currencies (7)                   x/        x/       x/           x/         x/           x/            x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Purchase options on securities
indices (7)                          x/        x/       x/           x/         x/           x/            x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Write covered call options (7)       x/        x/       x/           x/         x/           x/            x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Write covered put options (7)        x/        x/       x/           x/         x/           x/            x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Interest rate futures contracts (8)  x/        x/       x/           x/         x/           x/            x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Futures and swaps and options on
futures                              x/        x/       x/           x/         x/           x/            x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Equity swaps                         x/        x/       x/           x/         x/           x/            x/             x/
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities                  x/ (6)    x/ (6)   x/ (4)       x/ (6)     x/ (6)       x/ (6)        x/ (6)         x/ (6)
====================================================================================================================================


                                                                                                               California
                                                                                  Short              Federal    Tax-Free  California
                           International Emerging  Emerging  Select    Asset   Government Government Tax-Free Intermediate Tax-Free
                              Growth       Asia     Markets    50   Allocation    Bond      Reserve   Money       Bond       Money
                               Fund        Fund      Fund     Fund     Fund       Fund       Fund     Fund        Fund       Fund
-----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements (1)         x/         x/        x/        x/       x/         x/         x/        x/        x/          x/
-----------------------------------------------------------------------------------------------------------------------------------
Reverse dollar roll transactions                                          x/ (1)     x/ (1)
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing not to exceed 10% of
total fund assets                            x/        x/                                       x/        x/                    x/
-----------------------------------------------------------------------------------------------------------------------------------
Borrowing not to exceed one-third
of total fund assets              x/                             x/       x/         x/                             x/
-----------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreement      x/         x/                  x/       x/         x/         x/        x/        x/          x/
-----------------------------------------------------------------------------------------------------------------------------------
Dollar roll transactions                                                  x/         x/
-----------------------------------------------------------------------------------------------------------------------------------
Leverage                          x/                   x/        x/       x/         x/ (2)                         x/
-----------------------------------------------------------------------------------------------------------------------------------
Securities lending not to exceed
10% of total fund assets                               x/                                       x/        x/                    x/
-----------------------------------------------------------------------------------------------------------------------------------
Securities lending not to exceed
30% of total fund assets          x/         x/                  x/       x/         x/                             x/
-----------------------------------------------------------------------------------------------------------------------------------
When-issued and forward
commitment securities             x/         x/        x/        x/       x/ (3)     x/ (3)     x/                  x/
-----------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts (9)    x/         x/        x/        x/       x/
-----------------------------------------------------------------------------------------------------------------------------------
Purchase options on securities
and currencies (7)                x/         x/        x/        x/       x/         x/                             x/
-----------------------------------------------------------------------------------------------------------------------------------
Purchase options on securities
indices (7)                       x/         x/        x/        x/       x/
-----------------------------------------------------------------------------------------------------------------------------------
Write covered call options (7)    x/         x/        x/        x/       x/         x/                             x/
-----------------------------------------------------------------------------------------------------------------------------------
Write covered put options (7)     x/         x/        x/        x/       x/         x/                             x/
-----------------------------------------------------------------------------------------------------------------------------------
Interest rate futures contracts(8)x/         x/        x/        x/       x/         x/                             x/
-----------------------------------------------------------------------------------------------------------------------------------
Futures and swaps and options on
futures                           x/         x/        x/        x/       x/         x/                             x/
-----------------------------------------------------------------------------------------------------------------------------------
Equity swaps                      x/         x/        x/        x/       x/         x/
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities               x/ (6)     x/ (6)    x/ (6)    x/ (6)   x/ (6)     x/ (6)     x/ (5)    x/ (5)    x/ (6)     x/(5)
====================================================================================================================================



1 Under the Investment Company Act, repurchase agreements and reverse dollar roll transactions are considered to be loans by a Fund and must be fully collateralized by Collateral Assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay


                                       21


     or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.


2     The Manager will not use leverage for the Short Bond Fund if, as a result, the Fund's portfolio duration would not be comparable to or less than that of three-year U.S. Treasury Notes.
3     The Fund also may enter into forward commitments to sell high-grade liquid debt securities it does not own at the time of entering such commitments.
4     Limited to 5% of the Fund's net assets.
5     Limited to 10% of the Fund's net assets.
6     Limited to 15% of the Fund's net assets.
7     A Fund will not enter into any options on securities,  securities  indices or currencies or related options (including options on futures) if the sum of the initial  margin  deposits and premiums  paid for any such option or options  would exceed 5% of its total  assets,  and it will not enter into options with respect to more than 25% of its total assets.
8     A Fund does not enter into any futures contracts or related options if the sum of initial  margin  deposits  on futures  contracts,  related  options
      (including  options on securities,  securities indices and currencies) and premiums  paid for any such related  options  would exceed 5% of its total assets. A Fund does not purchase futures  contracts or related options if, as a result, more than one-third of its total assets would be so invested.
9     A Fund that may invest in forward  currency  contracts may not invest more than one-third of its assets in such contracts.




Borrowing


Subject to the limits set forth in the Prospectus, the Funds may pledge their assets in connection with borrowings. A Fund will not purchase any securities while any borrowings exceed 5% of its total assets (excluding, in the case of the Short Bond Fund, fully collateralized reverse repurchase agreements and dollar roll transactions), except that the Growth, Small Cap Opportunities, International Growth, Select 50, Asset Allocation, Equity Income, International Small Cap, and Opportunities Funds may not purchase securities if such borrowings exceed 10% of their total assets.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, each Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of a Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. Government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in a Fund.

Portfolio securities are sold whenever the Manager believes it appropriate to further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. See "Financial Highlights" for portfolio turnover information. The annual portfolio turnover rate for the Emerging Asia Fund is expected to be approximately 125%. Even when portfolio turnover exceeds 100% for a Fund that Fund does not regard portfolio turnover as a limiting factor. Portfolio turnover in excess of 100% is considered high, increases brokerage costs incurred by a Fund and may cause recognition of gain by shareholders.


Hedging and Risk Management Practices


In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Funds, each of the Funds (except the Money Funds) may employ certain risk management practices using certain derivative securities and techniques (known as Derivatives). Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, a Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment.

Hedging transactions involve certain risks. While a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for a Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, a Fund pays commissions and other costs in connection with such investments.

Investment Restrictions

The investment objective of each Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, each Fund's other investment policies may be changed by its Trust's Board. If there is a change in the investment objective or policies of any Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their then-current financial positions and needs. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

The California Money, Federal Money, Growth & Income, Equity Income, Select 50, Micro Cap and Small Cap Opportunities Funds have reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30-days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

Risk Considerations

Small Companies

The Small Cap, Small Cap Opportunities, Micro Cap and International Small Cap Funds emphasize, and the Select 50, other International, Growth, Allocation and Global Funds may make investments in, smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Foreign Securities


The Domestic Equity, Select 50, Asset Allocation, International and Global Funds have the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. The Select 50, International and Global Funds, particularly the Emerging Asia Fund and Emerging Markets Fund, may invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to higher risks than investments in more developed countries.


Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, these Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments in other countries are generally greater than in the U.S. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which these Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.


Because certain foreign securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and a Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which one of these Funds may invest also may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Security Lending

The Funds may lend its securities to brokers, dealers and other financial organizations. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially.


Lower Quality Debt


The Select 50, International and Global Funds are authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk debt securities below investment grade quality. Medium quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities.

As an operating policy, which may be changed by the Board without shareholder approval, these Funds do not invest more than 5% of their total assets in debt securities below investment grade, also known as "junk bonds". The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of these Funds and their shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, these Funds may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.


Diversification

Diversifying a fund's portfolio can reduce the risks of investing by limiting the portion of your investment in any one issuer or industry. Less diversified funds may be more sensitive to changes in the market value of a single issuer or industry. The Select 50 Fund may present greater risk than is usually associated with widely diversified mutual funds because it may invest in the securities of as few as 50 issuers. Therefore, the Select 50 Fund is not appropriate as your sole investment.

Concentration in Communications Industry


The Communications Fund concentrates its investments in the global communications industry. Consequently, the Fund's share value may be more volatile than that of mutual funds not sharing this concentration. The value of the Fund's shares may vary in response to factors affecting the global communications industry, which may be subject to greater changes in governmental policies and regulation than many other industries, and regulatory approval requirements may materially affect the products and services. Because this Fund must satisfy certain diversification requirements in order to maintain its qualification as a regulated investment company within the meaning of the Code, this Fund may not always be able to take full advantage of opportunities to invest in certain communications companies.

Concentration in Securities of Emerging Asian Companies

The Emerging Asia Fund concentrates its investments in companies that have their principal activities in emerging Asian countries. Consequently, the Fund's share value may be more volatile than that of investment companies not sharing this geographic concentration. The value of the Fund's shares may vary in response to political and economic factors affecting issuers in emerging Asian countries. Although the Fund normally does not expect to invest in Japanese companies, some emerging Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. Many of the emerging Asian countries are developing both economically and politically. Emerging Asia countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some emerging Asian countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some emerging Asian countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in emerging Asia may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.


Interest Rates


The market value of debt securities that are interest-rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fixed Income Funds, and the Asset Allocation Fund, to the extent it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Fixed Income Funds or the Asset Allocation Fund purchase mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium. Duration is one of the fundamental tools used by the Manager in managing interest rate risks including prepayment risks. See "Duration" in the Glossary.


Tax-Free Funds


Investing in Municipal Securities. Because the California Intermediate Bond and the California Money Funds invest primarily in California municipal securities, their performance may be especially affected by factors pertaining to the California economy and other factors specifically affecting the ability of issuers of California municipal securities to meet their obligations. As a result, the value of the Funds' shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The Federal Money Fund also may invest a portion of its portfolio in California municipal securities. Investors in the Federal Money Fund should note that the types of risks of investing in California municipal securities exist in varying degrees for municipal securities of other states.

Non-diversified   Portfolio.   The  California   Intermediate  Bond  Fund  is  a
"non-diversified" investment company under the Investment Company Act. This means that, with respect to 50% of its total assets, it may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. Government). The balance of its assets may be invested in as few as two issuers. Thus, up to 25% of the Fund's total assets may be invested in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) the assets and revenues of which back the security, or, with respect to an industrial development bond, that is backed only by the assets and revenues of a non-governmental user, by such non-governmental user. In certain circumstances, the guarantor of a guaranteed security also may be considered to be an issuer in connection with such guarantee. By investing in a portfolio of municipal securities, a shareholder in the California Intermediate Bond Fund enjoys greater diversification than an investor holding a single municipal security. However, the investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of issuers relative to the number of issuers held in a diversified portfolio. If the financial condition or market assessment of certain issuers changes, this Fund's policy of acquiring large positions in the obligations of a relatively small number of issuers may affect the value of its portfolio to a greater extent than if its portfolio were fully diversified.


Management Of The Funds

The Montgomery Funds and The Montgomery Funds II (the "Trusts") each has a Board of Trustees that establishes its Funds' policies and supervises and reviews their management. Day-to-day operations of the Funds are administered by the officers of the Trusts and by the Manager pursuant to the terms of an investment management agreement with each Fund.

Montgomery Asset Management, L.P., is the Funds' Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts as well as the Funds. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Securities, the Funds' Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of Montgomery Securities in its discretion and consistent with applicable regulations.

Portfolio Managers

John D. Boich is a Managing Director and Senior Portfolio Manager. From 1990 to 1993, he was vice president and portfolio manager at The Boston Company
Institutional Investors Inc. From 1989 to 1990, he was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial adviser with Prudential-Bache Securities and E.F. Hutton & Company. Mr. Boich, together with Mr. Castro, manages the Global Opportunities Fund, the Global Communications Fund, the International Small Cap Fund and the International Growth Fund.

John H. Brown, CFA, is a Managing Director and Senior Portfolio Manager. Preceding his arrival at the Manager in May 1994, Mr. Brown was an analyst and portfolio manager at Merus Capital Management in San Francisco, California from June 1986. Mr. Brown manages the Equity Income Fund.

Michael Carmen, CFA, is a Vice President and Portfolio Manager. From 1993 until joining the Manager in 1996, he was a Vice President and Associate Portfolio Manager with State Street Research and Management Company in Boston where he assisted with the management of capital appreciation and growth portfolios. Before then, he was a Senior Equity Analyst with State Street and, from 1991 to 1992, with Cigna Investments in Hartford. Mr. Carmen, as a key member of the growth equity team (which includes also Mr. Honour and Mr. Pratt), manages the Growth Fund, the Micro Cap Fund and the Small Cap Opportunities Fund and the equity component of the Asset Allocation Fund.

Oscar A. Castro is a Managing Director and Senior Portfolio Manager. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, he was deputy portfolio manager/analyst at Templeton International. Mr. Castro, together with Mr. Boich, manages the Global Opportunities Fund, the
Global Communications Fund, the International Small Cap Fund and the International Growth Fund.

Angeline Ee is a Vice President and Portfolio Manager. From 1990 until joining the Manager in July 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June 1989 until September 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore. Ms. Ee, together with Ms. Jimenez, Mr. Sudweeks and Mr. Haslett, manages the Emerging Markets Fund.

Kevin T. Hamilton, Chairman of the Manager's Investment Oversight Committee and a Managing Director, is responsible for coordinating and implementing the investment decisions of the Manager's equity teams for the Select 50 Fund. The portfolio management teams responsible for the different disciplines used in the Select 50 Fund are described throughout this "Portfolio Managers" section. From 1985 until joining the Manager in February 1991, Mr. Hamilton was a Senior Vice President responsible for investment oversight at Analytic Investment Management in Irvine, California.

Thomas R. Haslett, CFA, is a Managing Director and Senior Portfolio Manager. From 1987 until joining the Manager in April 1992, Mr. Haslett was a Portfolio Manager at Gannett, Welsh and Kotler in Boston, Massachusetts. Mr. Haslett, together with Ms. Jimenez, Mr. Sudweeks and Ms. Ee, manages the Emerging Asia and Emerging Markets Funds.

Roger W. Honour is a Managing Director and Senior Portfolio Manager. Prior to joining Montgomery Asset Management in June 1993, Mr. Honour spent one year as Vice President and Portfolio Manager at Twentieth Century Investors in Kansas City, Missouri. From 1990 to 1992, he served as Vice President and Portfolio Manager at Alliance Capital Management. From 1978 to 1990, Mr. Honour was a Vice President with Merrill Lynch Capital Markets. Mr. Honour, as a key member of the growth equity team (which includes also Mr. Pratt and Mr. Carmen), manages the Growth Fund, the Micro Cap Fund and the Small Cap Opportunities Fund and the equity component of the Asset Allocation Fund.

Josephine S. Jimenez, CFA, is a Managing Director and Senior Portfolio Manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager. Ms. Jimenez, together with Mr. Sudweeks, Mr. Haslett and Ms. Ee, manages the Emerging Asia and Emerging Markets Funds.

Bradford D. Kidwell is a Vice President and Portfolio Manager. Mr. Kidwell joined the Manager in 1991 from the position he held since 1989 as the sole general partner and portfolio manager of Oasis Financial Partners, an affiliate of the Distributor that invested in savings and loans. Before then, he covered the savings and loan industry for Dean Witter Reynolds from 1987 to 1989. Mr. Kidwell, together with Mr. Roberts and Mr. Philpott, manages the Small Cap Fund.

Jerome C. (Cam) Philpott, CFA, is a Vice President and Portfolio Manager. Before joining the Manager, Mr. Philpott was a securities analyst with Boettcher & Company in Denver from 1988 to 1991. Mr. Philpott, together with Mr. Roberts and Mr. Kidwell, manages the Small Cap Fund.

Andrew Pratt, CFA, is a Vice President and Portfolio Manager. He joined Montgomery Asset Management from Hewlett-Packard Company, where he was an equity analyst, managed a portfolio of small capitalization technology companies, and researched private placement and venture capital investments. From 1983 through 1988, he worked in the Capital Markets Group at Fidelity Investments in Boston, Massachusetts. Mr. Pratt, as a key member of the growth equity team (which includes also Mr. Honour and Mr. Carmen), manages the Growth Fund, the Micro Cap Fund and the Small Cap Opportunities Fund and the equity component of the Asset Allocation Fund.

Stuart O. Roberts is a Managing Director and Senior Portfolio Manager. For the five years preceding this Fund's inception in 1990, Mr. Roberts was a portfolio manager and analyst at Founders Asset Management in Denver, Colorado, where he managed three public mutual funds. Mr. Roberts, together with Mr. Philpott and Mr. Kidwell, manages the Small Cap Fund.

Bryan L.  Sudweeks,  Ph.D.,  CFA, is a Managing  Director  and Senior  Portfolio
Manager. Before joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, he was a Professor of International Finance and Investments at George Washington University and served as Adjunct Professor of International Investments from 1988 until May 1991. Mr. Sudweeks, together with Ms. Jimenez, Mr. Haslett and Ms. Ee, manages the Emerging Asia and Emerging Markets Funds. Mr. Sudweeks is also a Portfolio Strategist for the International Growth Fund.

William C. Stevens is a Managing Director and a Senior Portfolio Manager. At Barclays de Zoete Wedd Securities from 1991 to 1992, he started its CMO and asset-backed securities trading. Mr. Stevens traded stripped mortgage securities and mortgage-related interest rate swaps for the First Boston Corporation from 1990 to 1991, and while with Drexel Burnham Lambert from 1984 to 1990 was responsible for the origination and trading of all derivative mortgage-related securities. Mr. Stevens manages the Short Government Bond Fund, the Government Reserve Fund, the Federal Tax-Free Money Fund, the California Tax-Free Intermediate Bond Fund and the California Tax-Free Money Fund. Mr. Stevens is also the portfolio manager for the fixed-income and cash components of the Asset Allocation Fund.


Management Fees and Other Expenses

The Manager provides the Funds with advice on buying and selling securities, manages the Funds' investments, including the placement of orders for portfolio transactions, furnishes the Funds with office space and certain administrative services, and provides personnel needed by the Funds with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with each Fund. The Manager also compensates the members of the Trusts' Boards of Trustees who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of that Fund, according to the following table.



The  management  fees for the  Domestic  Equity,  Select 50,  Asset  Allocation,
International and Global Funds are higher than for most mutual funds.

                                                                   Average Daily Net Assets                       Management Fee
                                                                                                                   (Annual Rate)
-------------------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                             First $500 million                                 1.00%

                                                                   Next $500 million                                  0.90%
                                                                   Over $1 billion                                    0.80%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                                      First $500 million                                 0.60%
                                                                   Over $500 million                                  0.50%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                                          First $250 million                                 1.00%
                                                                   Over $250 million                                  0.80%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Opportunities Fund                            First $200 million                                 1.20%
                                                                   Next $300 million                                  1.10%
                                                                   Over $500 million                                  1.00%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery Micro Cap Fund                                          First $200 million                                 1.40%
                                                                   Over $200 million                                  1.25%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery Global Opportunities Fund                               First $500 million                                 1.25%
                                                                   Next $500 million                                  1.10%
                                                                   Over $1 billion                                    1.00%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery Global Communications Fund                              First $250 million                                 1.25%
                                                                   Over $250 million                                  1.00%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery International Small Cap Fund                            First $250 million                                 1.25%
                                                                   Over $250 million                                  1.00%


                                       27


                                                                   Average Daily Net Assets                       Management Fee
                                                                                                                   (Annual Rate)

-------------------------------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund                               First $500 million                                 1.10%
                                                                   Next $500 million                                  1.00%
                                                                   Over $1 billion                                    0.90%
-------------------------------------------------------------------------------------------------------------------------------

Montgomery Emerging Asia Fund                                      First $500 million                                 1.25%
                                                                   Next $500 million                                  1.10%
                                                                   Over $1 billion                                    1.00%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                                   First $250 million                                 1.25%

                                                                   Over $250 million                                  1.00%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery Select 50 Fund                                          First $250 million                                 1.25%
                                                                   Next $250 million                                  1.00%
                                                                   Over $500 million                                  0.90%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery Asset Allocation Fund                                   First $500 million                                 0.80%
                                                                   Over  $500 million                                 0.65%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery Short Government Bond Fund                              First $500 million                                 0.50%
                                                                   Over  $500 million                                 0.40%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery Government Reserve Fund                                 First $250 million                                 0.40%
                                                                   Next  $250 million                                 0.30%
                                                                   Over  $500 million                                 0.20%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery Federal Tax-Free Money Fund                             First $500 million                                 0.40%
                                                                   Over $500 million                                  0.30%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery California Tax-Free Intermediate Bond Fund              First $500 million                                 0.50%
                                                                   Over  $500 million                                 0.40%
-------------------------------------------------------------------------------------------------------------------------------
Montgomery California Tax-Free Money Fund                          First $500 million                                 0.40%
                                                                   Over  $500 million                                 0.30%
-------------------------------------------------------------------------------------------------------------------------------




The Manager also serves as the Funds' Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Fund's administrative operations. As compensation, the Funds pay the Administrator a monthly fee at the following annual rates: each of the Growth, Equity Income, Opportunities, Emerging Asia and Allocation Funds pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of average daily net assets over $500 million); each of the Small Cap, Small Cap Opportunities, Select 50, Micro Cap, Emerging Markets, International Small Cap, International Growth and Communications Funds pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $250 million); each of the Short, Reserve and Tax-Free Funds pays five one-hundredths of one percent (0.05%) of average daily net assets (0.04% of average daily net assets over $500 million and the Reserve Fund over $250 million).


Each Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to that Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.


For certain Funds, the Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses at or below the lesser of the maximum allowable by applicable state expense limitations or the following percentages of each Fund's average net assets: the Growth Fund, one and five-tenths of one percent (1.50%); the Equity Income Fund, eighty-five one-hundredths of one percent (0.85%); the Small Cap Fund, one and four-tenths of one percent (1.40%); the Small Cap Opportunities Fund, one and five-tenths of one percent (1.50%); the Micro Cap Fund, one and seventy-five one-hundredths of one percent (1.75%); the International Growth Fund, one and sixty-five one-hundredths of one percent (1.65%); the Select 50 Fund, one and eight-tenths of one percent (1.80%); the Emerging Markets, International Small Cap, Communications and Opportunities Funds, one and nine-tenths of one percent (1.90%); the Asset Allocation Fund, one and three-tenths of one percent (1.30%); the Bond Funds, seven-tenths of one percent (0.70%); and the Money Market Funds, six-tenths of one percent (0.60%). The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by that Fund within the following two years (three years for the Asset Allocation Fund), provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that a Fund is obligated to pay to increase the return to that Fund's investors. If the Manager performs a service or assumes an operating expense for which a Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from that Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager also may compensate broker-dealers and other intermediaries that distribute a Fund's shares as well as other service providers of shareholder and administrative services. The Manager may also sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.


The Manager considers a number of factors in determining which brokers or dealers to use for each Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Funds receive prompt execution at competitive prices, the Manager also may consider sale of a Fund's shares as a factor in selecting broker-dealers for that Fund's portfolio transactions. It is anticipated that Montgomery Securities may act as one of the Funds' brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Funds. The Funds will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Boards, Montgomery Securities will obtain a price and execution at least as favorable as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Funds (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Funds' transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Funds' principal custodian (the "Custodian").


How To Contact The Funds

For information on the Funds or your account, call a Montgomery Shareholder Service Representative at:

                                 (800) 572-3863

Mail  your  completed   application,   any  checks,   investment  or  redemption
instructions and correspondence to:

            Regular Mail                      Express Mail or Overnight Service
            The Montgomery Funds              The Montgomery Funds
            c/o DST Systems, Inc.             c/o DST Systems, Inc.
            P.O. Box 419073                   1004 Baltimore St.
            Kansas City, MO  64141-6073              Kansas City, MO  64105

Visit the Montgomery World Wide Web Site at:

                                         www.xperts.montgomery.com/1

How To Invest In The Funds

The Funds' shares are offered directly to the public, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Funds' shares are offered for sale by Montgomery Securities, the Funds' Distributor, 600 Montgomery Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, Montgomery Securities or certain administrators of 401(k) and other retirement plans by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders and payment for the Money Funds must be received by 12:00 noon, New York time. Orders for Fund shares received after the Funds' cutoff times will be purchased at the next-determined net asset value after receipt of the order. Shares of the Fixed Income Funds will not be priced on a national bank holiday.

The minimum initial  investment in each Fund is $1,000 ($5,000 for the Micro Cap
Fund) (including IRAs) and $100 ($500 for the Micro Cap Fund) for subsequent investments. The Manager or the Distributor, in its discretion, may waive these minimums. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.

Initial Investments

Minimum Initial Investment (including IRAs):                             $1,000

Minimum Initial Investment for the Micro Cap Fund (including IRAs):      $5,000


--------------------------------------------------------------------------------
Initial Investments by Check
--------------------------------------------------------------------------------

                 o Complete the Account Application. Tell us in which Fund(s) you want to invest and make your check payable to The Montgomery Funds.

                 o We do not accept third party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S.

                 o   A charge may be imposed on checks that do not clear.


Initial Investments by Wire


                 o Call the Transfer Agent to tell them you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and Fund(s) in which you want to invest. They will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.


                 o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

                                     Investors Fiduciary Trust Company
                                     ABA #101003621
                                     For: DST Systems, Inc.
                                     Account #7526601
                                     Attention: The Montgomery Funds
                                     For Credit to: (shareholder(s) name)
                                     Shareholder Account Number: (shareholder(s)
                                         account number)
                                     Name of Fund: (Montgomery Fund name)

                 o   Your bank may charge a fee for any wire transfers.

                 o The Funds and the Distributor each reserve the right to reject any purchase order in whole or in part.


Subsequent Investments

Minimum Subsequent Investment (including IRAs):                            $100

Minimum Subsequent Investment for the Micro Cap Fund (including IRAs):     $500



--------------------------------------------------------------------------------
Subsequent Investments by Check
--------------------------------------------------------------------------------


                 o Make your check payable to The Montgomery Funds. Enclose an investment stub or Flexible Account Builder stub with your check. If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.


                 o We do not accept third party checks or cash investments. Checks must be made in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S.

                 o   A charge may be imposed on checks that do not clear.

--------------------------------------------------------------------------------
Subsequent Investments by Wire
--------------------------------------------------------------------------------

                 o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investments by Wire."

--------------------------------------------------------------------------------
Subsequent Investments by Telephone
--------------------------------------------------------------------------------

                 o Shareholders are automatically eligible to make telephone purchases. To make a purchase, call the Transfer Agent at
                     (800) 572-3863 before the Fund cutoff time.

                 o Shares of the Money Funds and shares for IRAs may not be purchased by phone.

                 o The maximum telephone purchase is an amount up to five times your account value on the previous day.

                 o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

                 o You should do one of the following to ensure payment is received in time:

                                    o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.


                                    o Send a check by overnight or 2nd day courier service.


                                    o  Instruct  your bank to wire  funds to the
                                       Transfer Agent's affiliated bank by using
                                       the  bank  wire  information   under  the
                                       section  titled  "Initial  Investments by
                                       Wire."


--------------------------------------------------------------------------------
Automatic Account Builder ("AAB")
--------------------------------------------------------------------------------


                 o AAB will be established on existing accounts only. You may not use an AAB investment to open a new account. The minimum automatic investment amount is each Fund's subsequent investment minimum.

                 o   Your bank must be a member of the Automated Clearing House.

                 o To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Montgomery account application or your letter of instruction. Investments will automatically be transferred into your Montgomery account from your checking or savings account.

                 o Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your account application or your letter of instruction, the 20th of each month will be selected.

                 o You should allow 20 business days for this service to become effective.

                 o You may cancel your AAB at any time by sending a letter to the Transfer Agent. Your request will be processed upon receipt.


Telephone Transactions


You agree to reimburse the Funds for any expenses or losses incurred in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued at any time by the Funds upon 30- days' written notice or at any time by you by written notice to the Funds. Your request will be processed upon receipt.

Although Fund shares are priced at the net asset value next-determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by a Fund. The Funds and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording certain telephone calls, sending a confirmation and requiring the caller to give a special authorization number or other personal information not likely to be known by others. The Fund and Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.


Retirement Plans


Except for the Tax-Free Funds, shares of the Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. Certain of the Funds are available for purchase through administrators for retirement plans. Investors who purchase shares as part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Funds for performing shareholder services.


Share Certificates

Share certificates will not be issued by the Funds. All shares are held in non-certificated form registered on the books of the Funds and the Transfer Agent for the account of the shareholder.

How To Redeem An Investment In The Funds


The Funds will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading (except national bank holidays for the Fixed Income Funds). The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below.

--------------------------------------------------------------------------------
Redeeming by Written Instruction
--------------------------------------------------------------------------------



                 o Write a letter giving your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

                 o Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent for more information.

                 o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager's discretion.



--------------------------------------------------------------------------------
Redeeming by Check
--------------------------------------------------------------------------------

                 o   Checkwriting  is  available  on  the  Government   Reserve,
                     Federal Money, California Money, California Intermediate Tax-Free Bond and Short Government Bond Funds.

                 o The minimum amount per check is $250. A check for less may be returned to you.

                 o All checks will require only one signature unless otherwise indicated.


                 o   Checks   should  not  be  used  to  close   accounts   with
                     fluctuating  net  asset  values  (California   Intermediate
                     Tax-Free Bond and Short Government Bond Funds).


                 o   Checks will be returned to you at the end of each month.

                 o Checkwriting privileges may not be available for Montgomery Securities brokerage accounts.

                 o   A charge may be imposed for any stop payments requested.



--------------------------------------------------------------------------------
Redeeming By Telephone
--------------------------------------------------------------------------------

                 o Unless you have declined telephone redemption privileges on your account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time.

                 o If you included bank wire information on your account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

                 o Telephone redemption privileges will be suspended 30 days after an address change. All redemption requests during this period must be in writing with a guaranteed signature.


                 o Telephone redemption privileges may be cancelled after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt. This service is not available for IRA accounts.


--------------------------------------------------------------------------------

By establishing telephone redemption privileges, a shareholder authorizes the Funds and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the Authorization. When a shareholder appoints a designee on the Account Application or by other written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Funds may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Funds will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See discussion of Fund telephone procedures and liability under "Telephone Transactions."

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $1,000 or more in a Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from each Fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes.

Small Accounts/Annual Account Maintenance Fee


Due to the relatively high cost of maintaining smaller accounts, each Fund reserves the right to redeem shares or to impose a $20 annual account maintenance fee for any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $1,000 ($5,000 for the Micro Cap Fund). If a Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account at least to the minimum investment required to open an account before the Fund takes any action.


Exchange Privileges And Restrictions


You may exchange shares from another Fund with the same registration, taxpayer identification number and address. An exchange may result in a recognized gain or loss for income tax purposes. See the discussion of Fund telephone procedures and limitations of liability under "Telephone Transactions."



--------------------------------------------------------------------------------
Purchasing and Redeeming Shares by Exchange
--------------------------------------------------------------------------------

       o You are automatically eligible to make telephone exchanges with your Montgomery account.

       o Exchange purchases and redemptions will be processed using the next-determined net asset value (with no sales charge or exchange fee) after your request is received. Your request is subject to the Funds' cut-off times.

       o Exchange purchases must meet the minimum investment requirements of the Fund you intend to purchase.

       o You may exchange for shares of a Fund only in states where that Fund's shares are qualified for sale and only for Funds offered by this prospectus.

       o You may not exchange for shares of a Fund that is not open to new shareholders unless you have an existing account with that Fund.

       o Because excessive exchanges can harm a Fund's performance, the Trusts reserve the right to terminate your exchange privileges if you make more than four exchanges out of any one fund during a twelve-month period. The Fund may also refuse an exchange into a Fund from which you have redeemed shares within the previous 90 days (accounts under common control and accounts with the same taxpayer identification number will be counted together). Exchanges out of the Fixed Income Funds are exempt. A shareholder's exchanges may be restricted or refused if a Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of that Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. The Trusts reserve the right to refuse exchanges by any person or group if, in the Manager's judgment, a Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. Although the Trusts attempt to provide prior notice to affected shareholders when it is reasonable to do so, they may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Trusts reserve the right to terminate or modify the exchange privileges of Fund shareholders in the future.

--------------------------------------------------------------------------------

Automatic Transfer Service ("ATS")


You may elect systematic exchanges out of the Fixed Income Funds into any other Fund. The minimum exchange is $100 ($500 for the Micro Cap Fund). Periodically investing a set dollar amount into a Fund is also referred to as dollar-cost averaging because the number of shares purchased will vary depending on the price per share. Your account with the recipient Fund must meet the applicable minimum of $1,000 or $5,000 for the Micro Cap Fund. Exchanges out of the Fixed Income Funds are exempt from the exchange limit policy.


Directed Dividend Service


If you own shares of the Fixed Income Funds, you may elect to use your monthly dividends to automatically purchase additional shares of another Fund. Your account with the recipient Fund must meet the applicable minimum of $1,000 or $5,000 for the Micro Cap Fund.


Brokers and Other Intermediaries


Investing through Montgomery Securities Brokerage Account (Money Funds Only) Investors with Montgomery Securities brokerage accounts may instruct Montgomery Securities automatically to purchase shares of a Money Fund when the free credit balance in the investor's brokerage account (including deposits, proceeds of sales of securities, and miscellaneous cash dividends and interest, but not amounts held by Montgomery Securities as collateral for margin obligations to Montgomery Securities) exceeds $100 on each day the NYSE is open for trading other than national bank holidays. Upon request, a free credit balance in a Montgomery Securities brokerage account also may be invested in shares of the Money Funds following receipt by the Transfer Agent of investor instructions. If such instructions are received after 12:00 noon, New York time, Fund shares will be purchased at the next-determined asset value. Checkwriting privileges may not be available for Montgomery Securities brokerage accounts. For the Money Market Funds, the minimum initial investment through an investor's brokerage account with Montgomery Securities is $100.


Investing through Securities Brokers, Dealers and Financial Intermediaries

Investors may purchase shares of a Fund from other selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent, provided the agent transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m. (1:00 p.m. for the Money Funds), New York time, on days that the Fund issues shares. Orders received after that time will be purchased at the next-determined net asset value. To the extent that these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services.


Automatic  Redemption into Montgomery  Securities Brokerage Account (Money Funds
Only)

If a shareholder wishes, the Transfer Agent will redeem shares of the selected Money Fund automatically to satisfy debit balances in a shareholder's Montgomery Securities brokerage account or to provide necessary cash collateral for a shareholder's margin obligation to Montgomery Securities. Redemptions also may be effected automatically to settle securities transactions with Montgomery Securities if a shareholder's free credit balance on the day before settlement is insufficient to settle the transactions. Each Montgomery Securities brokerage account will, as of the close of business each day the NYSE is open for trading and is not a national bank holiday, automatically be scanned for debits and pending securities settlements, and, after application of any free credit balances in the account to such debits and pending securities settlements, a sufficient number of shares of the selected Money Fund, not to exceed the number of shares in the shareholder's account, will be redeemed on the next day the NYSE is open for trading to satisfy any remaining debits or amounts needed for pending securities settlements.

Redemption Orders Through Brokerage Accounts

Shareholders also may sell shares back to the Funds by wire or telephone through Montgomery Securities or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a redemption order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time (12:00 noon for the Money Funds), on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.


How Net Asset Value Is Determined

The net asset value of each Fund is determined once daily as of 4:00 p.m. (12:00 noon for the Money Funds), New York time, on each day that the NYSE is open for trading (except for bank holidays for the Fixed Income Funds). Per-share net asset value is calculated by dividing the value of each Fund's total net assets by the total number of that Fund's shares then outstanding.


As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trusts' officers, and by the Manager and the Pricing Committee of the Boards, respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even without any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close before the Funds determine their net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected unless the Manager, under supervision of the Board, determines that a particular event would materially affect a Fund's net asset value.



Dividends And Distributions


Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board.
Currently, the Funds intend to distribute according to the following schedule:

                                       36



==========================================================================================================================
                                         Income Dividends                         Capital Gains
--------------------------------------------------------------------------------------------------------------------------
Equity Funds (except Equity              Declared and paid in November            Declared and paid in November
Income Fund)                             or December each year*                   or December each year*
--------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                       Declared and paid on or about the        Declared and paid in November
                                         last business day of each quarter.       or December each year*
--------------------------------------------------------------------------------------------------------------------------
Multi-Strategy Funds                     Declared and paid in November            Declared and paid in November
                                         or December each year*                   or December each year*
--------------------------------------------------------------------------------------------------------------------------
Fixed-Income Funds                       Declared daily and paid monthly          Declared and paid in November
                                         on or about the last business day        or December each year*
                                         of each month
==========================================================================================================================

* Additional distributions, if necessary, may be made following each Fund's fiscal year end (June 30) in order to avoid the imposition of tax on a Fund.

Unless investors request cash distributions in writing at least seven business days before a distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the applicable Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of a Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in each Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Growth Fund declared a dividend in the amount of $0.50 per share. If the Growth Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.

"Buying a Dividend"

If you buy shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." In the example above, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.50 per share as a dividend and your shares would now be worth $9.50 per share. Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of net asset value of the Fund, regardless whether you reinvested the dividends.


Taxation


Except for the newer Funds that intend to elect and qualify as soon as possible, each of the Funds has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Code, by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Funds generally will not be liable for federal income tax or excise tax based on net income except to the extent their earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code. If a Fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. Funds investing in foreign securities also may incur tax liability to the extent they invest in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.


For federal income tax purposes, any dividends derived from net investment income (except income consisting of tax-exempt interest for the Tax-Free Funds) and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Funds are considered ordinary income. Part of the distributions paid by the Funds may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of a Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Funds.

Each Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Funds. Additional information on tax matters relating to the Funds and their shareholders is included in the Statement of Additional Information.


The Federal Money Fund intends, and the California Money and California Intermediate Bond Funds intend to continue, to qualify to pay "exempt-interest dividends" to their shareholders by maintaining, as of the close of each quarter of its taxable year, at least 50% of the value of its total assets in municipal securities. If these Funds satisfy this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation to the extent net investment income is represented by interest on municipal securities. Distributions from other net investment income, such as market discount on municipal securities, and from certain other investment practices, such as certain transactions in options, will be ordinary income. Shareholders generally will not incur any federal income tax on the amount of exempt-interest dividends received by them from these Funds, whether taken in cash or reinvested in additional shares. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security or railroad retirement benefits are subject to federal income tax.


General Information

The Trusts


All of the Funds with the exception of the Asset Allocation Fund are series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990. The Asset Allocation Fund is a series of The Montgomery Funds II, a Delaware business trust organized on September 10, 1993. The Agreement and Declarations of Trust of both Trusts permit their Boards to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within either of the two Trusts are separate and distinct from each other series.

This Prospectus relates only to the Class R shares of the Funds. The Funds offer other classes of shares to eligible investors and may in the future designate other classes of shares for specific purposes.


Shareholder Rights

Shares issued by the Funds have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by each Fund and to the net assets of each Fund upon liquidation or dissolution. Each Fund, as a separate series of its Trust, votes separately on matters affecting only that Fund (e.g., approval of the Investment Management Agreement); all series of each Trust vote as a single class on matters affecting all series of that Trust jointly or that Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees of that Trust. While the Trusts are not required and do not intend to hold annual meetings of shareholders, such meetings may be called by each Trust's Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From time to time, the Funds may publish their total return, and, in the case of certain Funds, current yield and tax equivalent yield in advertisements and communications to investors. Total return information generally will include a Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. A Fund may also advertise aggregate and average total return information over different periods of time. Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against each Fund's income.

Current yield as prescribed by the SEC is an annualized percentage rate that reflects the change in value of a hypothetical account based on the income received from the Fund during a 30-day period. It is computed by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period. A hypothetical charge reflecting deductions from shareholder accounts for management fees or shareholder services fees, for example, is subtracted from the value of the account at the end of the period and the difference is divided by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized. In the case of the California Money and California Intermediate Bond Funds, tax equivalent yield is the yield that a taxable investment must generate in order to equal (after applicable taxes are deducted) either Fund's yield for an investor in stated federal income and California personal income tax brackets. For the Federal Money Fund, tax equivalent yield is the yield that a taxable investment must generate in order to equal (after applicable taxes are deducted) the Fund's yield for an investor in stated federal income tax brackets. See "Performance Information" in the Statement of Additional Information.

Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return or current yield for any prior period should not be considered as a representation of what an investor's total return or current yield may be in any future period. The Funds' Annual Report contains additional performance information and is available upon request and without charge by calling (800) 572-FUND.

Legal Opinion

The validity of shares offered by this Prospectus will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

Shareholder Reports and Inquiries


During the year, the Funds will send you the following information:

    o Confirmation statements are mailed after every transaction that affects your account balance, except for most money market transactions (monthly) and pre-authorized automatic investment, exchange and redemption services (quarterly).

    o Account statements are mailed after the close of each calendar quarter. (Retain your fourth-quarter statement for your tax records.)

    o Annual and semi-annual reports are mailed approximately 60 days after June 30 and December 31.

    o  1099 tax form(s) are mailed by January 31.

    o Annual updated prospectus is mailed to existing shareholders in October or November.

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. Any questions should be directed to The Montgomery Funds at (800) 572-3863 or (800) 572-FUND.

Backup Withholding

Tax identification number (TIN)

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors

Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholder's account by a Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder that is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult with a tax adviser.

                        ---------------------------------

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Funds' official sales literature.

                                    Glossary

o Asset backed securities. Asset backed securities represent a direct or indirect participation in, or are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements, such as various forms of cash collateral accounts or letters of credit.

o Cash Equivalents. Cash equivalents are short-term, interest bearing instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury Bills, bank money market deposit accounts, master demand notes and money market mutual funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by S&P or Prime-1 by Moody's, or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager.

o Collateral Assets include cash, letters of credit, U.S. Government securities or other high-grade liquid debt or equity securities (except that instruments collateralizing loans by the Money Market Funds must be debt securities rated in the highest grade). Collateral Assets are separately identified and rendered unavailable for investment or sale.

o Collateralized Mortgage Obligations (CMOs). Derivative mortgage-related securities that separate the cash flows of mortgage pools into different classes or tranches. Stripped mortgage securities are CMOs that allocate different proportions of interest and principal payments on a pool of mortgages. One class may receive all of the interest (the interest only or "IO" class) while another may receive all of the principal (principal only or "PO" class). The yield to maturity on any IO or PO class is extremely sensitive not only to changes in interest rates but also to the rate of principal payments and prepayments on underlying mortgages. In the most extreme cases, an IO class may become worthless.

o Convertible security. A fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Through their conversion feature, they provide an opportunity to participate in capital appreciation resulting from a market price advance in the underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the common stock's market value rises and decrease as the common stock's market value declines.

o Covered call option. A call option is "covered" if the Fund owns the optioned securities or has the right to acquire such securities without additional consideration, a Fund causes its custodian to segregate Segregable Assets having a value sufficient to meet its obligations under the option, or a Fund owns an offsetting call option.

o Covered put option. A put option is "covered" if the Fund causes its custodian to segregate Segregable Assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

o Custodial receipts. Custodial receipts represent rights to receive certain future principal and interest payments on municipal securities deposited with a custodian. Typically, two classes of receipts are issued in a private placement, and the ownership and interest rates of such classes are adjusted periodically through an auction mechanism. The interest rate of the first class is similar to that of the underlying Municipal Security, and the interest rate of the second changes inversely to changes in the interest rate of the first class because the aggregate interest paid to both classes cannot exceed the interest paid from the underlying Municipal Security. Consequently, the value of the second class may be quite volatile.

o Depositary receipts include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar instruments. Depositary Receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored depositary receipts are organized without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile.

o Derivatives include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. Government and foreign government securities and currencies. The Board has adopted derivative guidelines that require the Board to review each new type of derivative that may be used by these Funds.

o Dollar roll transaction. A dollar roll transaction is similar to a reverse repurchase agreement except it requires a Fund to repurchase a similar rather than the same security.

o Duration. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates. However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of pre-maturity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Standard duration accounts for the time intervals between the present and scheduled payments (for a callable bond, when expected to be received) but it does not properly reflect certain types of interest rate risk. For example, floating and variable rate debt securities may have final maturities of 10 or more years, yet their interest rate risk corresponds to the frequency of the coupon reset. Similarly, with mortgage "pass-through" securities, the stated final maturity is generally 30 years, but current prepayment rates are more important. In such situations, the Manager uses more sophisticated analytical techniques to arrive at an "effective" duration to reflect interest rate risk. With "effective duration," an interest rate change of one percent would generally result in a variation of two percent by a security having an effective duration of two, and a variation of three percent by a security having an effective

                                       A 1
    duration of three. These techniques may involve the Manager's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. If interest rates rise by 1%, the value of securities having an effective duration of three years will decrease by approximately 3%.

o EAFE Index. The Morgan Stanley Capital International Europe, Australia, Far East Index.

o Emerging Market Companies. A company is considered to be an Emerging Market Company if its securities are principally traded in the capital market of an emerging market country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging market countries or from sales made in such emerging market countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws of, and with a principal office in, an emerging market country. An emerging market country is one having an economy and market that are or would be considered by the World Bank or the United Nations to be emerging or developing. The Manager currently regards the following to be emerging market countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay, Venezuela); Asia (Bangladesh, China, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan, Thailand, Vietnam); Southern and Eastern Europe (Czech Republic, Greece, Hungary, Poland, Portugal, Russia, Turkey); Mid-East (Israel, Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia, Zimbabwe). In the future, the Fund may invest in other emerging market countries.

o Equity derivative securities include, among other things, options on equity securities, warrants and future contracts on equity securities.

o Equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swaps transitions may be volatile and may present the Fund with counterparty risks.

o   FHLMC.  The Federal Home Loan Mortgage Corporation.

o   FNMA.  The Federal National Mortgage Association.

o Forward currency contracts. A forward currency contract is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. A Fund (except the Money Market Funds) normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Funds generally do not enter into forward contracts with terms greater than one year.

    A Fund generally enters into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of a Fund's portfolio securities denominated in such currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused its custodian to segregate Segregable Assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

o Futures and options on futures. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. Government Securities, at a specified date and price. A Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. Conversely, a Fund may purchase an interest rate futures contract (i.e., enter into a futures contract to purchase an underlying security) to hedge against interest rate decreases and corresponding increases in the value of debt securities it anticipates purchasing. In addition, a Fund may purchase and sell put and call options on interest rate futures contracts in lieu of entering into the underlying interest rate futures contracts. Each Fund segregates Segregable Assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

o   GNMA.  The Government National Mortgage Association.

o Highly Rated Debt Securities. Debt securities rated within the three highest grades by Standard & Poor's Corporation ("S&P") (AAA to A), Moody's Investors Services, Inc. ("Moody's") (Aaa to A) or Fitch Investor Services, Inc. ("Fitch") (AAA to A), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. See the Appendix to the Statement of Additional Information for a description of these ratings.

o Illiquid securities. The Funds treat any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Funds also treat repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid. State securities laws may impose further limitations on the amount of illiquid or restricted securities a Fund may purchase.


                                       A 2

o Investment grade. Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa) or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees.

o Leverage. Some Funds may use leverage in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. For example, leveraging may magnify changes in the net asset values of a Fund's shares and in the yield on its portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value while the borrowing is outstanding. Leveraging creates interest expenses that can exceed the income from the assets retained.

o Municipal securities. Municipal securities are obligations issued by, or on behalf of, states, territories and possessions of the U.S. and the District of Columbia, and their political subdivisions, agencies, authorities and instrumentalities, including industrial development bonds, as well as obligations of certain agencies and instrumentalities of the U.S. Government. Municipal securities are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenue derived from a particular facility, class of facilities or the proceeds of a special excise or other specific revenue source but not from the issuer's general taxing power. Private activity bonds and industrial revenue bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments that are obligations of the issuing municipalities or agencies sold in anticipation of a bond sale, collection of taxes or other receipt of revenues.

o Options on securities, securities indices and currencies. A Fund may purchase call options on securities which it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Put options allow a Fund to protect unrealized gain in an appreciated security that it owns without selling that security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indices in order to hedge against risks of stock market or industry-wide stock price fluctuations.

o Participation interests. Participation interests are issued by financial institutions and represent undivided interests in municipal securities. Participation interests may have fixed, floating or variable rates of interest. Some participation interests permit these Funds to demand payment upon specified notice for all or any part of their interest in the underlying Municipal Security plus accrued interest. Some participation interests are subject to a "nonappropriation" or "abatement" feature by which, under certain conditions, the issuer of the underlying Municipal Security, without penalty, may terminate its payment obligation. In such event, the Funds must look to the underlying collateral, often a municipal facility leased and used by the issuer. The liquidity and valuation of participation interests collateralized by such facilities and subject to "nonappropriation" or "abatement" features are determined by the Manager.

o Repurchase agreement. Pursuant to a repurchase agreement, a Fund acquires a U.S. Government security or other high-grade liquid debt instrument (for the Money Market Funds, the instrument must be rated in the highest grade) from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price. The repurchase price reflects an agreed-upon rate of return not determined by the coupon rate on the underlying security.

o Reverse dollar roll transactions. When a Fund engages in a reverse dollar roll, it purchases a security from a financial institution and concurrently agrees to resell a similar security to that institution at a later date at an agreed-upon price.

o Reverse repurchase agreement. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

o   S&P 500.  Standard & Poor's 500 Composite Price Index.

o Securities lending. A fund may lend securities to brokers, dealers and other financial organizations. Each securities loan is collateralized with Segregable Assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest.

o Tender option bonds. Tender option bonds are municipal securities, usually held pursuant to a custodial arrangement, that have a relatively long maturity and bear interest at a fixed rate substantially higher than the prevailing short-term tax-exempt rates, coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and in order to receive the securities' face value. In consideration of the option, the holder of the securities pays the financial institution a fee in an amount that causes the municipal securities to trade at face value when the option is issued. Effectively, the security bears the short-term tax-exempt rate at the time the option was issued.

o U.S. Government securities include U.S. Treasury Bills, Notes, Bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

o Variable rate demand notes. Variable rate demand notes ("VRDNs") are instruments with rates of interest adjusted periodically or which "float" continuously according to specific formulae and often have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount plus accrued interest. However, many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal.

                                       A 3

o A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. A warrant not exercised or disposed of by its expiration date expires worthless.

o When-issued and forward commitment securities. The Funds may purchase U.S. Government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally 7 to 15 days or, in the case of certain CMO issues, 45 to 60 days later. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. If a Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it causes its custodian to segregate Segregable Assets equal to the value of the when-issued or forward commitment securities and causes the Segregable Assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

o Zero coupon bonds. Zero coupon bonds are debt obligations that do not pay current interest and are consequently issued at a significant discount from face value. The discount approximates the total interest the bonds will accrue and compound over the period to maturity or the first interest-payment date at a rate of interest reflecting the market rate of interest at the time of issuance.




                                       A 4

                               Investment Manager
                        Montgomery Asset Management, L.P.
                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                                   Distributor
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-415-627-2485

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-572-3863

                                    Auditors
                              Deloitte & Touche LLP
                                50 Fremont Street
                         San Francisco, California 94105

                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

      ---------------------------------------------------------------------

                                     PART A

                          PROSPECTUS FOR CLASS P SHARES

                        MONTGOMERY ASSET ALLOCATION FUND


      ---------------------------------------------------------------------

The Montgomery Funds
101 California Street
San Francisco, California 94111
(800) 572-FUND

Prospectus
November 12, 1996


The following ten mutual funds (the "Funds") are offered in this Prospectus:



          o Montgomery Growth Fund
          o Montgomery Equity Income Fund
          o Montgomery Small Cap Opportunities Fund
          o Montgomery International Growth Fund
          o Montgomery International Small Cap Fund
          o Montgomery Emerging Markets Fund
          o Montgomery Asset Allocation Fund
          o Montgomery Select 50 Fund
          o Montgomery Short Government Bond Fund
          o Montgomery Government Reserve Fund

Each Fund's shares offered in this Prospectus (the Class P shares) are sold only through financial intermediaries and financial professionals at net asset value with no sales load, no commissions, and no exchange fees. The Class P shares are subject to a Rule 12b-1 distribution fee as described in this prospectus. The minimum initial investment in each Fund is $1,000 and subsequent investments must be at least $100. The Manager or the Distributor may waive these minimums. See "How to Invest in the Funds."

Each Fund is a separate series of either The Montgomery Funds or The Montgomery Funds II, both open-end management investment companies, and managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor"). Each Fund has its own investment objective and policies designed to meet different investment goals. As with all mutual funds, attainment of each Fund's investment objective cannot be assured.

Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated November 12, 1996, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (800) 572-FUND. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling (800) 572-FUND.

The Internet address for The Montgomery Funds is www.xperts.montgomery.com/1.


AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT MONTGOMERY GOVERNMENT RESERVE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
-----------------------------------------------------

      The Montgomery Funds                                                   3

      Fees and Expenses of the Funds                                         4

      Financial Highlights                                                   6

      The Funds' Investment Objectives and Policies                          9

      Portfolio Securities                                                  13

      Other Investment Practices                                            16

      Risk Considerations                                                   18

      Management of the Funds                                               19

      How To Contact The Funds                                              24

      How To Invest in the Funds                                            24

      How To Redeem an Investment in the Funds                              27

      Exchange Privileges and Restrictions                                  29

      How Net Asset Value is Determined                                     30

      Dividends and Distributions                                           31

      Taxation                                                              32

      General Information                                                   32

      Backup Withholding                                                    34

                              The Montgomery Funds

The  Funds'  investment   objectives  are  summarized  below.  See  "The  Funds'
Investment Objectives and Policies" beginning on page 9, "Portfolio  Securities"
beginning  on page 13,  "Other  Investment  Practices"  beginning on page 16 and
"Risk Considerations" beginning on page 18 for more detailed information.

                                                       The Equity Funds
-----------------------------------------------------------        --------------------------------------------------------
Montgomery Growth Fund                                             Montgomery Equity Income Fund
Seeks capital appreciation by investing primarily in               Seeks current income and capital appreciation by
equity securities, usually common stocks, of domestic              investing primarily in income-producing equity
companies of all sizes and emphasizes companies having             securities of domestic companies, with the goal to
market capitalizations of $1 billion or more.                      provide significantly greater yield than the average
                                                                   yield offered by the stocks of the S&P 500 and a low
                                                                   level of price volatility.
-----------------------------------------------------------        --------------------------------------------------------

-----------------------------------------------------------        --------------------------------------------------------
Montgomery Emerging Markets Fund                                   Montgomery Small Cap Opportunities Fund
Seeks capital appreciation by investing primarily in               Seeks capital appreciation by investing primarily in
equity securities of companies in countries having                 equity securities, usually common stocks, of small-
economies and markets generally considered by the                  capitalization domestic companies, which the Fund
World Bank or the United Nations to be emerging or                 currently considers to be companies having total
developing.                                                        market capitalizations of less than $1 billion.
-----------------------------------------------------------        --------------------------------------------------------

-----------------------------------------------------------        --------------------------------------------------------
Montgomery International Growth Fund                               Montgomery International Small Cap Fund
Seeks capital appreciation by investing primarily in               Seeks capital appreciation by investing primarily in
equity securities of companies outside the United States           equity securities of companies outside the U.S. having
having total market capitalizations over $1 billion,               total market capitalizations of less than $1 billion,
sound fundamental values and potential for long-term               sound fundamental values and potential for long-term
growth at a reasonable price.                                      growth at a reasonable price.
-----------------------------------------------------------        --------------------------------------------------------

                                                   The Multi-Strategy Funds

-----------------------------------------------------------        --------------------------------------------------------
Montgomery Select 50 Fund                                          Montgomery Asset Allocation Fund
Seeks capital appreciation by investing primarily in at            Seeks high total return, while also seeking to reduce
least 50 different equity securities of companies of all           risk, through a strategic or active allocation of assets
sizes throughout the world.  Each of the Manager's five            among domestic stocks, fixed-income securities and
equity discipline management teams selects 10 equity               cash or cash equivalents.
securities based on the potential for capital appreciation.
-----------------------------------------------------------        --------------------------------------------------------

                                                   The Fixed Income Funds

-----------------------------------------------------------        --------------------------------------------------------
Montgomery Short Government Bond Fund                              Montgomery Government Reserve Fund
Seeks maximum total return consistent with preservation            Seeks current income consistent with liquidity and
of capital and prudent investment management by                    preservation of capital by investing exclusively in
investing primarily in U.S. government securities and, to          U.S. government securities, repurchase agreements
manage interest rate risk, maintains an average portfolio          for U.S. government securities and other money
effective duration comparable to or less than three-year           market funds investing exclusively in U.S.
U.S. Treasury notes.  It targets higher yields than money          government securities and such repurchase
market funds generally with less fluctuation in the value          agreements.  It seeks to maintain a stable net asset
of its shares than long-term bond funds.  This Fund does           value of $1.00 per share.
not maintain a stable net asset value of $1.00 per share.
-----------------------------------------------------------        --------------------------------------------------------

The Funds offer other classes of shares to eligible investors. The other classes of shares may have different fees and expenses that may affect performance. For information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at (800) 572-FUND or contact sales representatives or financial intermediaries who offer those classes.

                                        3

                         Fees And Expenses Of The Funds


Shareholder Transaction Expenses

An investor would pay the following charges when buying or redeeming shares of a
Fund:

Maximum Sales Load     Maximum Sales Load Imposed
Imposed on Purchases    on Reinvested Dividends     Deferred Sales Load     Redemption Fees+    Exchange Fees
-------------------------------------------------------------------------------------------------------------
        None                     None                       None                 None                None
-------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average net assets):

                                                                                                 Total Fund Operating
                                                                                Other Expenses         Expenses
                                                                           (after reimbursement  (after reimbursement
The Equity Funds                              Management Fee*   12b-1 Fee       unless noted)*       unless noted)*
----------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                             0.96%          0.25%             0.39%+              1.60%+
----------------------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                      0.60%          0.25%             0.25%               1.10%
----------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Opportunities Fund            1.20%          0.25%             0.30%               1.75%
----------------------------------------------------------------------------------------------------------------------
Montgomery International Small Cap Fund            1.25%          0.25%             0.65%               2.15%
----------------------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund               1.10%          0.25%             0.55%               1.90%
----------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                   1.06%          0.25%             0.66%+              1.97%+
----------------------------------------------------------------------------------------------------------------------

                                                                                                     Total Fund Operating
                                                                                Other Expenses              Expenses
                                                                            (after reimbursement)    (after reimbursement)
The Multi-Strategy and Fixed Income Funds     Management Fee*  12b-1 Fee        unless noted)*           unless noted)*
--------------------------------------------------------------------------------------------------------------------------
Montgomery Select 50 Fund                          1.25%          0.25%             0.55%                    2.05%
--------------------------------------------------------------------------------------------------------------------------
Montgomery Asset Allocation Fund                   0.80%          0.25%             0.50%                    1.55%
--------------------------------------------------------------------------------------------------------------------------
Montgomery Short Government Bond Fund              0.50%          0.25%             0.10%                    0.85%
--------------------------------------------------------------------------------------------------------------------------
Montgomery Government Reserve Fund                 0.38%          0.25%             0.22%                    0.85%
--------------------------------------------------------------------------------------------------------------------------

This table is intended to assist the investor in understanding the various expenses of each Fund. Operating expenses are paid out of a Fund's assets and are factored into the Fund's share price. Each Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year. Because Rule 12b-1 distribution charges are accounted for on a class-level basis (and not on an individual shareholders-level basis), individual long-term investors in the Class P shares of the Fund may over time pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD"), even though all shareholders of that Class in the aggregate will not. This is recognized and permitted by the NASD.

+   These figures show actual expenses; no reimbursements or waivers applied.

+ Shareholders effecting redemptions via wire transfer may be required to pay fees, including the wire fee and other fees, that will be directly deducted from redemption proceeds. The Montgomery Funds reserve the right upon 60 days' advance notice to shareholders to impose a redemption fee of up to 1% on shares redeemed within 90 days of purchase. See "How to Redeem an Investment in the Funds."


                                        4



* Expenses for the Funds are based on actual expenses and expense limitations for the fiscal year ended June 30, 1996 for the Class P shares (or, if no Class P shares were outstanding, for another class of shares (but adjusted to include the Rule 12b-1 fee). The Manager will reduce its fees and may absorb or reimburse a Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the lesser of the amount indicated in the table for a Fund or the maximum allowed by applicable state expense limitations. A Fund is required to reimburse the Manager for any reductions in the Manager's fee only during the two years (three years in the case of the Montgomery Asset Allocation Fund) following that reduction and only if such reimbursement can be achieved within the foregoing expense limits. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment for fees and expenses for the current year. Absent reduction and including the Rule 12b-1 fee for the Class P Shares, actual total Fund operating expenses for the period ended June 30, 1996 (annualized) would have been as follows: Montgomery Equity Income Fund, 1.70% (0.85% other expenses); Montgomery Small Cap Opportunities Fund, 2.41% (0.96% other expenses); Montgomery International Growth Fund, 3.16% (1.81% other expenses); Montgomery International Small Cap Fund, 3.01% (1.53% other expenses); Montgomery Asset Allocation Fund, 1.80% (0.95% other expenses); Montgomery Select 50 Fund, 2.36% (0.86% other expenses); Montgomery Short Government Bond Fund, 2.50% (1.05% other expenses) and Montgomery Government Reserve Fund, 0.99% (0.34% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Funds."

Example of Expenses for the Funds

Assuming, hypothetically, that each Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's shares would have paid the following total expenses upon redeeming such shares:

                                                 1 Year           3 Years           5 Years           10 Years
----------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                            $16               $50                $87              $190
----------------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                     $11               $35                $61              $134
----------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Opportunities Fund           $18               $55                $95              $206
----------------------------------------------------------------------------------------------------------------
Montgomery International Small Cap Fund           $22               $67               $115              $248
----------------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund              $19               $60               $103              $222
----------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                  $20               $62               $106              $230
----------------------------------------------------------------------------------------------------------------
Montgomery Select 50 Fund                         $21               $64               $110              $238
----------------------------------------------------------------------------------------------------------------
Montgomery Asset Allocation Fund                  $16               $49                $84              $185
----------------------------------------------------------------------------------------------------------------
Montgomery Short Government Bond Fund              $9               $27                $47              $105
----------------------------------------------------------------------------------------------------------------
Montgomery Government Reserve Fund                 $9               $27                $47              $105
----------------------------------------------------------------------------------------------------------------

This example is to show the effect of expenses. This example does not represent past or future expenses or returns; actual expenses and returns may vary.

                              Financial Highlights
                       Selected Per Share Data and Ratios

       The following financial information for the periods ended June 30, 1992 through June 30, 1996 was audited by Deloitte & Touche LLP, whose report, dated
August 16, 1996, appears in the 1996 Annual Report of the Funds. This financial information for periods indicated with the note "R" relate to another class of shares of the Funds not subject to the Class P Rule 12b-1 fee because the Class
P shares were not offered during those periods.

                                                                            GROWTH FUND                          SMALL CAP
                                                                                                             OPPORTUNITIES FUND
Selected Per Share Data for the Year or Period Ended:          1996(a)         1995R        1994(a)R             1996(b)#R
Net asset value-- beginning of year                            $19.22         $15.27         $12.00                $12.00
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                            0.03           0.12           0.04                  0.02
Net realized and unrealized gain on investments                  2.69           3.91           3.31++                3.78++
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  investment operations                                          2.72           4.03           3.35                  3.80
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                            --           (0.07)         (0.01)                  --
  Distributions from net realized capital gains                   --           (0.07)           --                    --
  Distribution in excess of net realized capital gains            --             --           (0.07)                  --
  Distributions from capital                                      --             --             --                    --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               --           (0.14)         (0.08)                  --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                                  $21.94         $19.16         $15.27               $15.80
--------------------------------------------------------------------------------------------------------------------------------
Total return**                                                  14.15%         26.53%         27.98%               31.67%
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                               $ 82       $878,776       $149,103             $136,140
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets             0.53%+         0.98%          1.09%+               0.23%+
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets                          1.60%+         1.50%          1.49%+               1.50%+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        118.14%        128.36%        110.65%               81.29%
--------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                               $0.0596           N/A            N/A               $0.0578
--------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees
  by Manager                                                      --             --           $0.03               ($0.04)
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio before
  deferral of fees by Manager                                     --             --            1.79%+               2.16%+
--------------------------------------------------------------------------------------------------------------------------------

(a) The Growth Fund's Class R Shares and Class P Shares commenced operations on September 30, 1993 and January 12, 1996, respectively.
(b) The Small Cap Opportunities Fund's Class R Shares commenced operations on December 29, 1995.
**    Total return represents aggregate total return for the periods  indicated.
+     Annualized.
++ The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.
# Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

                                                             EQUITY INCOME FUND     INTERNATIONAL             INTERNATIONAL
                                                                                        GROWTH                SMALL CAP FUND
                                                                                        FUND
Selected Per Share Data for the Year or Period Ended:       1996(a)       1995(a)R      1996(b)       1996R      1995R    1994(c)R
Net asset value-- beginning of year                         $15.66        $12.00        $13.66        11.75     $12.02     $12.00
----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                  0.08          0.31          0.00#        0.03       0.12       0.00#
Net realized and unrealized gain/(loss) on investments        0.35          1.38          1.65         3.10      (0.39)      0.02
----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                       0.43          1.69          1.65         3.13      (0.27)      0.02
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                         --          (0.31)          --         (0.02)     (0.00)#      --
  Distributions from net realized capital gains                --            --            --           --         --         --
  Distribution in excess of net realized capital gains         --            --            --           --         --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            --          (0.31)          --         (0.02)     (0.00)       --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                               $16.09        $13.38        $15.31        14.86     $11.75     $12.02
----------------------------------------------------------------------------------------------------------------------------------
Total return**                                                2.75%        14.26%        12.08%       26.68%     (2.23)%     0.17%
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                             $ 2        $6,383           $ 1      $41,640    $28,516    $34,555
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets   2.78%+        4.06%+        0.01%+       0.20%      0.95%      0.04%+
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets, excluding interest   1.10%+        0.84%+        1.90%+       1.90%      1.90%      1.90%+
expense
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      89.77%        29.46%       238.91%      177.36%    156.13%    123.50%
----------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                            $0.0423          N/A           N/A       $0.0123       N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by      $0.06         $0.13        $(0.05)      ($0.08)     $0.05     ($0.02)
Manager
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio before
  deferral of fees by Manager, including interest expense     1.70%+        3.16%+        3.16%+       2.76%      2.50%      2.32%+
----------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest expense                     --             --             --          1.96%      1.91%      1.99%+
----------------------------------------------------------------------------------------------------------------------------------

(a) The Equity Income Fund's Class R Shares and Class P Shares commenced operations on September 30, 1994 and March 12, 1996, respectively.
(b) The International Growth Fund's Class P Shares commenced operations on March 12, 1996. (c) The International Small Cap Fund's Class R Shares commenced operations on September 30, 1993.
**    Total return represents aggregate total return for  the  periods indicated
+     Annualized.
#     Amount represents less than $0.01 per share.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.

                                                                                      EMERGING MARKETS
                                                                                            FUND
Selected Per Share Data for the Year or Period Ended:       1996(a)         1995++R          1994R          1993R        1992(a)R
Net asset value-- beginning of year                         $12.62          $13.68          $11.07          $9.96        $10.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                  0.01            0.03           (0.03)          0.07          0.03
Net realized and unrealized gain/(loss) on investments        1.56            0.25##          2.92           1.05         (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                       1.57            0.28            2.89           1.12         (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                          --              --              --          (0.01)           --
  Distributions in excess of net investment income              --              --              --             --            --
  Distributions from net realized capital gains                 --           (0.42)          (0.28)         (0.00)#          --
  Distributions in excess of net realized capital gains         --           (0.37)           --               --            --
  Distributions from capital                                    --              --              --             --            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             --           (0.79)          (0.28)         (0.01)           --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                               $14.19          $13.17          $13.68         $11.07         $9.96
---------------------------------------------------------------------------------------------------------------------------------
Total Return**                                               12.44%           1.40%          26.10%         11.27%        (0.40)%
---------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                             $ 2        $998,083        $654,960       $206,617       $54,625
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets   0.33%+          0.23%          (0.14)%         0.66%         1.70%+
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets excluding interest    1.97%+          1.80%           1.85%          1.90%         1.90%+
expense
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                          109.92%          92.09%          63.79%         21.40%         0.19%
---------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                            $0.0007             N/A             N/A            N/A           N/A
---------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees and
  absorption of expenses by Manager                             --              --              --          $0.06         $0.01
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees and absorption
  of expenses by Manager, including interest expense            --              --              --           1.93%         2.80%+
---------------------------------------------------------------------------------------------------------------------------------

(a) The Emerging Markets Fund's Class R Shares and Class P Shares commenced operations on March 1, 1992 and March 12, 1996, respectively.
 **   Total return represents aggregate total return for the periods indicated.
  +   Annualized.
 ++ Per shares numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.
  #   Amount represents less than $0.01 share.
 ## The amount shown in this caption for each share outstanding throughout the period may not be in accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawal of shares in relation to the fluctuating market values of the portfolio.

                                                                    SELECT 50                       ASSET ALLOCATION
                                                                       FUND                               FUND
Selected Per Share Data for the Year or Period Ended:                1996(b)R            1996(c)          1995R        1994(c)R
Net asset value-- beginning of year                                   $12.00             $17.86           $12.24       $12.00
-------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                            0.06               0.09             0.25         0.06
Net realized and unrealized gain/(loss) on investments                  4.45               1.38             4.11         0.18
-------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                                 4.51               1.47             4.36         0.24
-------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                                 (0.04)                --            (0.17)          --
  Distributions in excess of net investment income                        --                 --               --           --
  Distributions from net realized capital gains                           --                 --            (0.10)          --
  Distributions in excess of net realized capital gains                (0.01)
  Distributions from capital                                              --                 --               --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                    (0.05)                --            (0.27)          --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                                         $16.46             $19.33           $16.33       $12.24
-------------------------------------------------------------------------------------------------------------------------------
Total Return**                                                         37.75%              8.23%           35.99%        2.00%
-------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                                   $77,955%              $ 43          $60,234       $1,548
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets             0.42%+             1.60%+           3.43%        2.54%+
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets excluding interest expense      1.80%+             1.55%+           1.30%        1.30%+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    105.98%            225.91%           95.75%      190.94%
-------------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                      $0.0097            $0.0595              N/A          N/A
-------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees and
  absorption of expenses by Manager                                    $0.02              $0.08            $0.19       $(0.11)
-------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees and absorption
  of expenses by Manager, including interest expense                    2.11%+             1.80%+           2.07%        9.00%+
-------------------------------------------------------------------------------------------------------------------------------
Expense ratios including interest expense                                 --               1.67%+           1.31%        1.43%+
-------------------------------------------------------------------------------------------------------------------------------

(b)   The Select 50 Fund's  Class R Shares  commenced  operations  on October 2,
      1995.
(c) The Asset Allocation Fund's Class R Shares and Class P Shares commenced operations on March 31, 1994 and January 3, 1996, respectively.
 **   Total return represents aggregate total return for the periods indicated.
  +   Annualized.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.

                                                                                        SHORT GOVERNMENT
                                                                                            BOND FUND
Selected Per Share Data for the Year or Period Ended:                    1996(a)       1995R        1994R         1993(a)R
Net asset value-- beginning of year                                      $9.98         $9.80        $10.23        $10.00
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     0.16          0.62          0.61           0.33
Net realized and unrealized gain/(loss) on investments                   (0.05)         0.16         (0.34)          0.23
---------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                                   0.11          0.78          0.27           0.56
---------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                                   (0.17)        (0.62)        (0.56)         (0.33)
  Distributions in excess of net investment income                          --            --         (0.07)            --
  Distributions from net realized capital gains                             --            --            --             --
  Distributions in excess of net realized capital gains                     --            --         (0.07)            --
  Distributions from capital                                                --         (0.01)           --          (0.00)#
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (0.17)        (0.63)        (0.70)         (0.33)
---------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                                            $9.92         $9.95         $9.80         $10.23
---------------------------------------------------------------------------------------------------------------------------
Total Return**                                                            1.12%         8.28%         2.49%          5.66%
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                                         $ 1       $17,093       $21,937        $22,254
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets               5.63%+        6.41%         5.93%          6.02%+
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets excluding interest expense        0.85%+        0.47%         0.25%          0.22%+
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                      349.62%       284.23%       603.07%        213.22%
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid+++                                             --            --            --             --
---------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees and
  absorption of expenses by Manager                                      $0.14         $0.54         $0.51          $0.27
---------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees and absorption
  of expenses by Manager, including interest expense                      2.56%+        2.23%         1.75%          2.07%+
---------------------------------------------------------------------------------------------------------------------------
Expense ratios including interest expense                                 1.80%+        1.38%         0.71%           --
---------------------------------------------------------------------------------------------------------------------------

(a)   The  Short  Government  Bond  Fund's  Class R  Shares  and  Class P Shares
      commenced   operations   on  December   18,  1992  and  March  12,   1996,
      respectively.
 **   Total return represents aggregate total return for the periods indicated.
  +   Annualized.
+++ Average commission rate paid per share of securities purchased and sold by the Fund.
  #   Amount represents less than $0.01 share.

                                                                                        GOVERNMENT RESERVE
                                                                                               FUND
Selected Per Share Data for the Year or Period Ended:                    1996(b)        1995R         1994R          1993(b)R
Net asset value-- beginning of year                                       $1.00         $1.00         $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     0.014         0.049         0.029           0.024
Net realized and unrealized gain/(loss) on investments                    0.000##       0.000##       0.000##         0.000##
------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
  investment operations                                                   0.014         0.049         0.029           0.024
------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income                                   (0.014)       (0.049)       (0.029)         (0.024)
  Distributions in excess of net investment income                           --            --            --             --
  Distributions from net realized capital gains                              --            --            --             --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (0.014)       (0.049)       (0.029)         (0.024)
------------------------------------------------------------------------------------------------------------------------------
Net asset value-- end of year                                             $1.00         $1.00         $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------
Total Return**                                                             1.38%         4.97%         2.96%           2.41%
------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000's)                                          $ 1      $258,956      $211,129        $124,795
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets                       4.91%+        4.92%         2.99%           2.96%+
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets excluding interest expense         0.85%+        0.60%         0.60%           0.38%+
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                           --            --            --              --
------------------------------------------------------------------------------------------------------------------------------
Net investment income before deferral of fees by Manager                 $0.013        $0.047        $0.028          $0.013
------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees
  by Manager, including interest expense                                   0.99%+        0.79%         0.71%           0.77%+
------------------------------------------------------------------------------------------------------------------------------
Expense ratios including interest expense                                    --          0.63%            --             --
------------------------------------------------------------------------------------------------------------------------------

(b)   The  Short  Government  Bond  Fund's  Class R  Shares  and  Class P Shares
      commenced   operations   on  September   14,  1992  and  March  12,  1996,
      respectively.
**    Total return represents aggregate total return for the periods indicated.
 +    Annualized.
##    Amount represents less than $0.001 per share.

The Funds' Investment Objectives And Policies

The investment objective and general investment policies of each Fund are described below. Specific portfolio securities that may be purchased by the Funds are described in "Portfolio Securities" beginning on page 13. Specific investment practices that may be employed by the Funds are described in "Other Investment Practices" beginning on page 16. Certain risks associated with investments in the Funds are described in those sections as well as in "Risk Considerations" beginning on page 18. CERTAIN TERMS USED IN THE PROSPECTUS ARE DEFINED IN THE GLOSSARY FOUND AT THE END OF THIS PROSPECTUS.

            ----------------------------------------------
            Domestic Equity International
                Funds           Funds      Multi-   Fixed-
            ----------------------------- Strategy  Income
                     Equity Funds          Funds    Funds
            ----------------------------------------------

                           SUMMARY COMPARISON OF FUNDS

                                                    Anticipated  Maximum                              Typical Market
                                                    Equity       Debt                                 Capitalization of
Fund Name                                           Exposure     Exposure    Focus                    Portfolio Companies
----------------------------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                              65-100%      35%         Growth                   Over $1 Billion
----------------------------------------------------------------------------------------------------------------------------
Montgomery Small Cap Opportunities Fund             65-100%      35%         Small-Cap                Less than $1 Billion
----------------------------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                       65-100%      35%         Large-Cap Dividend       Over $1 Billion
============================================================================================================================
Montgomery International Small Cap Fund             65-100%      35%         Foreign Small-Cap        Less than $1 Billion
----------------------------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund                65-100%      35%         Foreign Growth           Over $1 Billion
----------------------------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                    65-100%      35%         Foreign Emerging Growth  Any size
============================================================================================================================
Montgomery Select 50 Fund                           65-100%      35%         Worldwide Growth         Any size
----------------------------------------------------------------------------------------------------------------------------
Montgomery Asset Allocation Fund                    20-80%       20-80%      Balanced                 Any size
============================================================================================================================
Montgomery Short Government Bond Fund               0%           100%        Income                   N/A
----------------------------------------------------------------------------------------------------------------------------
Montgomery Government Reserve Fund                  0%           100%        Income                   N/A

----------------------------------------------------------------------------------------------------------------------------


Montgomery Growth Fund (the "Growth Fund")

The investment objective of the Growth Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of domestic companies. Although such companies may be of any size, the Fund targets companies having total market capitalizations of $1 billion or more. The Fund emphasizes investments in common stock but also invests in other types of equity securities and equity derivative securities. Current income from dividends, interest and other sources is only incidental. The Fund also may invest up to 35% of its total assets in highly rated debt securities. See "Portfolio Securities."

The Growth Fund seeks growth at a reasonable value, identifying companies with sound fundamental value and potential for substantial growth. The Fund selects its investments based on a combination of quantitative screening techniques and fundamental analysis. The Fund initially identifies a universe of investment candidates by screening companies based on changes in rates of growth and valuation ratios such as price to sales, price to earnings and price to cash flows. Through this process the Fund seeks to identify rapidly growing companies with reasonable valuations and accelerating growth rates, or having low valuations and initial signs of growth. The Fund then subjects these companies to a rigorous fundamental analysis focusing on balance sheets and income statements; company visits and discussions with management; contact with industry specialists and industry analysts; and review of the competitive environments.

Montgomery Small Cap Opportunities Fund (the "Small Cap Opportunities Fund")

The investment objective of the Small Cap Opportunities Fund is capital appreciation which, under normal conditions it seeks by investing at least 65%
of its total assets in equity securities of small-capitalization domestic companies, which the Fund currently considers to be companies having total market capitalizations of less than $1 billion. The Small Cap Opportunities Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in domestic and foreign companies having total market capitalizations of $1 billion or more. This Fund invests primarily in common stock. It also may invest in other types of equity securities and equity derivative securities. Any debt securities purchased by the Fund must be highly rated debt securities. See "Portfolio Securities." Current income from dividends, interest and other sources is only incidental.

This Fund seeks to identify potential growth companies at an early stage or a transitional point of their developments, such as the introduction of new products, favorable management changes, new marketing opportunities or increased market share for existing product lines. Using fundamental research, the Fund targets businesses having positive internal dynamics that can outweigh unpredictable macro-economic factors, such as interest rates, commodity prices, foreign currency rates and overall stock market volatility. The Fund searches for companies with potential to gain market share within their respective industries; achieve and maintain high and consistent profitability; produce increases in quarterly earnings; and provide solutions to current or impending problems in their respective industries or society at large. Early identification of potential investments is a key to the Fund's investment style. Heavy emphasis is placed on in-house research, which includes discussions with company management. The Fund also draws on the expertise of brokerage firms, including Montgomery Securities and regional firms that closely follow smaller capitalization companies within their geographic regions.

Montgomery Equity Income Fund (the "Equity Income Fund")

The investment objective of the Equity Income Fund is to provide current income and capital appreciation primarily through investments in equity securities of domestic companies, with the goal that the Fund provide a significantly greater yield than the average yield offered by the stocks of the S&P 500 and a low level of price volatility. Under normal market conditions, the Equity Income Fund will invest at least 65% of the value of its total assets in income-producing equity securities of domestic companies, which include common stocks, preferred stocks and other securities, and debt securities convertible into common stocks.

The Fund's equity investments emphasize common stock of U.S. corporations that regularly pay dividends. The Fund normally invests in companies having a total market capitalization of more than $1 billion, targeting companies with favorable long-term fundamental characteristics with current relative yields at the upper end of their historical ranges. The Fund initially identifies a universe of investment candidates by screening companies based on relative yield and targeting companies with a minimum yield of 140% of the average yield of the S&P 500. The Fund uses this relative yield strategy to assist in identifying undervalued securities. The companies are usually in the maturing stages of development or operating in slower growth areas of the economy, and have conservative accounting, strong cash flows to maintain dividends, low financial leverage and market leadership. The Fund usually holds companies for a period of two to four years, resulting in relatively low turnover. The Fund will usually begin to reduce its position in a company as the price moves up and yield drops to the lower end of its historical range. In addition, the Fund will usually reduce or sell its holdings in a company that reduces or eliminates its dividend, or upon a significant fundamental change impairing a company's ability to pay dividends. See "Portfolio Securities."

Although the Fund normally invests more than 65% of its assets in income-producing equity securities as described above, under normal market conditions it may invest up to 35% of its total assets in debt instruments, emphasizing cash equivalents in an effort to provide income at money market rates while minimizing the risk of decline in value. The Fund attempts to achieve low price volatility through its investment in mature companies and by investing in cash and cash equivalents. In addition, the Fund may invest up to 20% of its total assets in the equity or debt securities of foreign issuers. See "Portfolio Securities."

Montgomery International Small Cap Fund (the "International Small Cap Fund")

The investment objective of the International Small Cap Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations of less than $1 billion. The Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in companies having market capitalizations of $1 billion or more, or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities" and "Risk Considerations."

This Fund targets companies with potential for above average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared to the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth; return on capital; balance sheet; financial and accounting policies; overall financial strength; industry sector; competitive advantages and disadvantages; research, product development and marketing; new technologies or services; pricing flexibility; quality of management; and general operating characteristics.

This Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least three different countries outside the U.S., but no country may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. See "Risk Considerations."

Montgomery International Growth Fund (the "International Growth Fund")

The investment objective of the International Growth Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of companies outside the United States having total market capitalizations over $1 billion. This Fund generally invests the remaining 35% of its total assets in a similar manner but may invest those assets in equity securities of U.S. companies, in lower-capitalization companies or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities" and "Risk Considerations."

This Fund targets companies with potential for above average, long-term growth in sales and earnings on a sustained basis with securities reasonably priced at the time of purchase, in the Manager's opinion, compared to the potential for capital appreciation. In evaluating investments, the Fund considers a number of factors, including a company's per-share sales and earnings growth, return on capital, balance sheet, financial and accounting policies, overall financial strength, industry sector, competitive advantages and disadvantages, research, product development and marketing, new technologies or services, pricing flexibility, quality of management, and general operating characteristics.

This Fund may invest  substantially  in  securities  denominated  in one or more foreign currencies. Under normal conditions, it invests in at least three different countries outside the U.S., but no country may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies providing the greatest potential for long-term growth. The Fund also will use a strategic allocation of assets among countries based on fundamental and quantitative research. See "Risk Considerations."

Montgomery Emerging Markets Fund (the "Emerging Markets Fund")

The investment objective of the Emerging Markets Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in equity securities of Emerging Market Companies. The Manager currently regards the following to be emerging market countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay, Venezuela); Asia (Bangladesh, China, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan, Thailand, Vietnam); Southern and Eastern Europe (Czech Republic, Greece, Hungary, Poland, Portugal, Russia, Turkey); Mid-East (Israel, Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, South Africa, Tunisia, Zimbabwe). In the future, the Fund may invest in other emerging market countries. Under normal conditions, the Emerging Markets Fund maintains investments in at least six emerging market countries at all times and invests no more than 35% of its total assets in any one emerging market country.

This Fund uses a proprietary, quantitative asset allocation model created by the Manager. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percent of assets to invest in each country to maximize expected returns for a given risk level. The Fund's aims are to invest in those countries that are expected to have the highest risk/reward trade-off when incorporated into a total portfolio context. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research and publicly available information and company visits.

This Fund invests primarily in common stock but also may invest in other types of equity and equity derivative securities. It may invest up to 35% of its total assets in debt securities, including up to 5% in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

This Fund may invest in certain debt securities issued by the governments of emerging market countries that are, or may be eligible for, conversion into investments in Emerging Market Companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Fund deems them to be equity derivative securities. This Fund may invest no more than 20% of its total assets in the equity securities of companies constituting the EAFE Index. See "Portfolio Securities." These companies typically have larger average market capitalizations than the Emerging Market Companies in which this Fund generally invests. Accordingly, subject to its investment objective, this Fund invests in EAFE Index companies for temporary defensive strategies.

Montgomery Select 50 Fund (the "Select 50 Fund")

The investment objective of the Select 50 Fund is capital appreciation which, under normal conditions it seeks by investing at least 65% of its total assets in at least 50 different equity securities of companies of all sizes throughout the world.

This Fund invests primarily in 10 equity securities from each of the Manager's five different equity disciplines. These five disciplines, which may be adjusted from time to time, include U.S. Growth Equity, U.S. Smaller Capitalization Companies, U.S. Equity Income, International and Emerging Markets. See "Management of the Funds." The Manager's equity teams select those securities based on the potential for capital appreciation.

This Fund generally invests the remaining 35% of its total assets in equity securities with the potential for capital appreciation but may invest those assets in other equity securities or in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

This Fund may invest substantially in securities denominated in one or more foreign currencies. Under normal conditions, it invests in at least three different countries which may include the U.S., but no country, other than the U.S., may represent more than 40% of its total assets. The Manager uses its financial expertise and research capabilities in markets throughout the world in attempting to identify those countries, currencies and companies in which this Fund may invest. See "Risk Considerations."

Montgomery Asset Allocation Fund (the "Asset Allocation Fund")

The investment objective of the Asset Allocation Fund is to seek high total return, while also seeking to reduce risk, through a strategic or active allocation of assets among domestic stocks, debt instruments and cash or cash equivalents, coupled with active management of the individual investments in each asset class. This Fund adjusts the proportion of its investments in each of these categories as needed to respond to current market conditions, maintaining from 20 to 80% of total assets in stocks, 20 to 80% of total assets in debt instruments of any remaining maturity, and 0 to 50% of total assets in cash or cash equivalents. The Manager will implement its allocation strategy with the use of a quantitative risk model and computer optimization program. The Manager may temporarily increase the Fund's cash allocation from its set strategy in order to meet anticipated redemptions. The Manager seeks to reduce risk through investment in high-grade debt instruments and cash or cash equivalents. Under normal conditions, at least 65% of the Fund's total assets are invested in securities issued by domestic issuers.

The debt instruments in which this Fund invests include U.S. government securities and other highly rated debt securities. This Fund expects that, under normal circumstances, the dollar-weighted average maturity of its debt instruments (or period until next interest rate reset date) may be longer than three years (see "Duration" discussion below).

The equity securities in which this Fund may invest include common stocks that, in the opinion of the Manager, have the potential for above-average capital appreciation as well as warrants, rights and options. The Manager selects equity securities of issuers exhibiting positive trends in revenue and earnings that, in the opinion of the Manager, are sustainable. Among the Fund's equity investments, the Fund may invest up to 35% of its total assets in foreign equity securities of various countries, primarily those listed on foreign exchanges.

Montgomery Short Government Bond Fund (the "Short Bond Fund")

The investment objective of the Short Bond Fund is to provide maximum total return consistent with preservation of capital and prudent investment management. Total return consists of interest and dividends from underlying securities, capital appreciation realized from the purchase and sale of securities, and income from futures and options. Under normal conditions, the Fund seeks to achieve its objective by investing at least 65% of the value of its total assets in U.S. government securities. The Fund seeks to maintain an average portfolio effective duration comparable to or less than that of three-year U.S. Treasury notes. Because the Manager seeks to manage interest rate risk by limiting effective duration, the Fund may invest in securities of any maturity.

This Fund is designed primarily for investors who seek higher yields than money market funds generally offer and are willing to accept nominal fluctuation in the value of the Fund's shares but who are not willing to accept the greater fluctuations that long-term bond funds might entail. This Fund is not an appropriate investment for investors whose primary investment objective is absolute principal stability. Because the values of the securities in which this Fund invests generally change with interest rates, the value of its shares will fluctuate, unlike the value of the shares of a money market fund seeking to maintain a stable net asset value per share of $1.00.

The Fund also may invest up to 35% of its total assets in cash, commercial paper and high-grade liquid debt securities, including corporate debt instruments and privately issued mortgage-related and asset-backed securities that are considered highly rated debt securities. The Fund also may invest in other investment companies investing primarily in U.S. government securities of appropriate duration. See "Portfolio Securities."

Duration of the Asset Allocation Fund and the Short Bond Fund. The Short Bond Fund and the Asset Allocation Fund expect that, under normal circumstances, the dollar-weighted average maturity (or period until the next interest rate reset date) of their portfolio securities may be longer than three years but the maturity of individual securities may be up to 30 years. However, of these two Funds, only the Short Bond Fund seeks to maintain an average portfolio effective duration comparable to or less than that of three-year U.S. Treasury notes.

Montgomery Government Reserve Fund (the "Reserve Fund")

The investment objective of the Reserve Fund is current income consistent with liquidity and preservation of capital, which under normal conditions it seeks by investing exclusively in U.S. government securities, repurchase agreements for U.S. government securities and other money market funds investing in U.S. government securities and those repurchase agreements. This Fund seeks to maintain a stable net asset value per share of $1.00 in compliance with Rule 2a-7 under the Investment Company Act, and pursuant to procedures adopted under such Rule, the Reserve Fund limits its investments to those U.S. government securities that the Board of Trustees determines present minimal credit risks and have remaining maturities, as determined under the Rule, of 397 calendar days or less. The Fund also maintains a dollar-weighted average maturity of the securities in its portfolio of 90 days or less.

Portfolio Securities

Equity Securities

The Domestic Equity, Select 50 and International Funds emphasize investments in common stock, and common stock may constitute up to 80% of the Asset Allocation Fund's portfolio. These Funds may also invest in other types of equity securities (such as preferred stocks or convertible securities) and equity derivative securities.

Depositary Receipts, Convertible Securities and Securities Warrants

The Domestic Equity, Select 50, Asset Allocation and International Funds may invest in ADRs, EDRs and GDRs and convertible securities which the Manager regards as a form of equity security. Each such Fund may also invest up to 5% of its net assets in warrants, including up to 2% of net assets for those not listed on a securities exchange.

Privatizations

The Select 50 and International Funds believe that foreign governmental programs of selling interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation, and these Funds may invest in privatizations. The ability of U.S. entities, such as these Funds, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

Special Situations

The Select 50 and International Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. These Funds also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Funds to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. These Funds do not invest more than 15% of their net assets in illiquid investments, including special situations.

Investment Companies

Each Fund may invest up to 10% of its total assets in shares of other investment companies investing exclusively in securities in which it may otherwise invest. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the International Funds to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The International Funds also may incur tax liability to the extent they invest in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Funds. See the Statement of Additional Information.

The Select 50, International, Asset Allocation, Equity Income and Fixed Income Funds do not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, these Funds bear their ratable share of that investment company's expenses, including advisory and administration fees. The Manager has agreed to waive its own management fee with respect to the portion of these Funds' assets invested in other open-end (but not closed-end) investment companies.

Debt Securities

The Select 50 and International Funds may purchase debt securities that complement their objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. Debt securities may constitute up to 80% of the Asset Allocation Fund's and 35% of the Equity Income Fund's total assets. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board, each of the Select 50 and International Funds will not invest more than 5% of its total assets in debt securities rated lower than investment grade, and the Allocation and Equity Income Funds will not invest more than 5% of their total assets in debt securities rated lower than highly rated debt securities. Subject to this limitation, each of these Funds may invest in any debt security, including securities in default. After its purchase by a Fund a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Fund. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Fund. See "Risk Considerations."

In addition to traditional corporate, government and supranational debt securities, each of the International, Allocation and Equity Income Funds may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, governmental entities and companies of emerging market countries. The percentage distribution between equity and debt will vary from country to country based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.

U.S. government securities

All Funds may invest in fixed rate and floating or variable rate U.S. government securities. Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the GNMA, are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the FNMA, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Short-term U.S. government securities generally are considered to be among the safest short-term investments. However, the U.S. Government does not guarantee the net asset value of the Funds' shares. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest.

Mortgage-Related Securities and Derivative Securities

The Reserve, Short Bond and Asset Allocation Funds may invest in mortgage-related securities. A mortgage-related security is an interest in a pool of mortgage loans and is considered a derivative security. Most mortgage-related securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by the borrowers. Certain mortgage-related securities are subject to high volatility. These funds use these derivative securities in an effort to enhance return and as a means to make certain investments not otherwise available to the Funds. See "Hedging and Risk-Management Practices" for a discussion of other reasons why these Funds invest in derivative securities.

Agency Mortgage-Related Securities.

Investors in the Reserve, Short Bond and Asset Allocation Funds should note that the dominant issuers or guarantors of mortgage-related securities today are GNMA, FNMA and the FHLMC. GNMA creates pass-through securities from pools of government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Securities from FNMA and FHLMC are not backed by the full faith and credit of the U.S. Government but are generally considered to offer minimal credit risks. The yields provided by these mortgage-related securities have historically exceeded the yields on other types of U.S. government securities with comparable "lives" largely due to the risks associated with prepayment. See "Risk Considerations."

Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates determined in accordance with a predetermined interest rate index and which may be subject to certain limits. The adjustment feature of ARMs tends to lessen their interest rate sensitivity.

The Fixed Income Funds consider GNMA, FNMA and FHLMC-issued pass-through certificates, CMOs and other mortgage-related securities to be U.S. government securities for purposes of their investment policies. However, the Reserve Fund does not invest in stripped mortgage securities, and the Short Bond Fund limits its stripped mortgage securities investments to 10% of total assets. The liquidity of IOs and POs issued by the U.S. Government or its agencies and instrumentalities and backed by fixed-rate mortgage-related securities will be determined by the Manager under the direct supervision of the Trust's Pricing Committee and reviewed by the Board, and all other IOs and POs will be deemed illiquid for purposes of the Fixed Income Funds' limitation on illiquid securities. The Allocation and Short Bond Funds may invest in derivative securities known as "floaters" and "inverse floaters," the values of which vary in response to interest rates. These securities may be illiquid and their values may be very volatile.

Privately Issued Mortgage-Related Securities/Derivatives. The Short Bond Fund and the Asset Allocation Fund may invest in mortgage-related securities offered by private issuers, including pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs collateralized by mortgage-related securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages, multi-family or commercial mortgage loans.

Private issuer mortgage-related securities generally offer a higher rate of interest (but greater credit and interest rate risk) than U.S. Government and agency mortgage-related securities because they offer no direct or indirect governmental guarantees.

However, many issuers or servicers of mortgage-related securities guarantee or provide insurance for timely payment of interest and principal. The Short Bond Fund may purchase some mortgage-related securities through private placements that are restricted as to further sale. See "Illiquid Securities." The value of these securities may be very volatile.

Structured Notes and Indexed Securities. The Funds may invest in structured notes and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Fund invests in these securities, however, the Manager analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk. See "The Funds' Investment Objectives and Policies - Duration."

Variable Rate Demand Notes

The Fixed Income and the Asset Allocation Funds may invest in variable rate demand notes ("VRDNs").

Zero Coupon Bonds

The Fixed Income and Asset Allocation Funds may invest in zero coupon bonds. Zero coupon bond prices are highly sensitive to changes in market interest rates. The original issue discount on the zero coupon bonds must be included ratably in the income of the Fixed Income and Asset Allocation Funds as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss. See "Tax Information" in the Statement of Additional Information.

Asset-Backed Securities

Each Fund may invest up to 5% (25% in the case of the Allocation and Short Bond Funds) of its total assets in asset-backed securities. Like mortgage-related securities, these securities are subject to the risk of prepayment. See "Risk Considerations."

Other Investment Practices

      The table below and the following  sections  summarize certain  investment practices of the Funds,  each of which may involve  certain  special risks.  The
Glossary  section at the end of this  Prospectus  briefly  describes each of the investment techniques summarized below. The Statement of Additional Information, under the heading  "Investment  Objectives and Policies of the Funds,"  contains
more  detailed   information   about  certain  of  these  practices,   including
limitations designed to reduce risks.

                                                                      =========================================================
                                                                      Growth   Equity Income   Small Cap Opportunities
                                                                      International Small Cap    International Growth
                                                                      Emerging Markets    Select 50    Asset Allocation
                                                                      Short Government Bond    Government Reserve

======================================================================---------------------------------------------------------
Repurchase agreements1                                                  x/    x/   x/    x/    x/   x/    x/   x/    x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Reverse dollar roll transactions                                                                               x/ 1  x/ 1
-------------------------------------------------------------------------------------------------------------------------------
Borrowing not to exceed 10% of total fund assets                        x/                          x/                     x/
-------------------------------------------------------------------------------------------------------------------------------
Borrowing not to exceed one-third of total fund assets                        x/   x/    x/    x/         x/   x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreement                                            x/    x/         x/    x/   x/    x/   x/    x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Dollar roll transactions                                                                                       x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Leverage                                                                x/               x/    x/         x/   x/   x/ 2
-------------------------------------------------------------------------------------------------------------------------------
Securities lending not to exceed 10% of total fund assets               x/         x/                                      x/
-------------------------------------------------------------------------------------------------------------------------------
Securities lending not to exceed 30% of total fund assets                     x/         x/    x/   x/    x/   x/    x/
-------------------------------------------------------------------------------------------------------------------------------
When-issued and forward commitment securities                           x/    x/   x/    x/    x/   x/    x/   x/ 3  x/ 3   x/
-------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts 6                                            x/    x/         x/    x/   x/    x/   x/
-------------------------------------------------------------------------------------------------------------------------------
Purchase options on securities and currencies 4                         x/    x/   x/    x/    x/   x/    x/   x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Purchase options on securities indices 4                                x/    x/   x/    x/    x/   x/    x/   x/
-------------------------------------------------------------------------------------------------------------------------------
Write covered call options 4                                            x/    x/   x/    x/    x/   x/    x/   x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Write covered put options 4                                             x/    x/   x/    x/    x/   x/    x/   x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Interest rate futures contracts5                                        x/    x/   x/    x/    x/   x/    x/   x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Futures and swaps and options on futures                                x/    x/   x/    x/    x/   x/    x/   x/    x/
-------------------------------------------------------------------------------------------------------------------------------
Equity swaps                                                            x/    x/   x/    x/    x/   x/    x/   x/
-------------------------------------------------------------------------------------------------------------------------------
Illiquid securities limited to 10% of fund's net assets                                                                    x/
-------------------------------------------------------------------------------------------------------------------------------
Illiquid securities limited to 15% of fund's net assets                 x/    x/   x/    x/    x/   x/    x/   x/    x/
===============================================================================================================================

1 Under the Investment Company Act, repurchase agreements and reverse dollar roll transactions are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying


                                       16



      security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
2 The Manager will not use leverage for the Short Bond Fund if, as a result, the Fund's portfolio duration would not be comparable to or less than that of three-year U.S. Treasury notes.
3 The Fund also may enter into forward commitments to sell high-grade liquid debt securities it does not own at the time of entering such commitments.
4 A Fund will not enter into any options on securities, securities indices or currencies or related options (including options on futures) if the sum of the initial margin deposits and premiums paid for any such option or options would exceed 5% of its total assets, and it will not enter into options with respect to more than 25% of its total assets.
5 A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.
6 A Fund that may invest in forward currency contracts may not invest more than one-third of its assets in such contracts.


Borrowing

Subject to the limits set forth in the Prospectus, the Funds may pledge their assets in connection with borrowings. A Fund will not purchase any securities while any borrowings exceed 5% of its total assets (excluding, in the case of the Short Bond Fund, fully collateralized reverse repurchase agreements and dollar roll transactions), except that the Growth, Small Cap Opportunities, International Growth, Select 50, Asset Allocation and Equity Income Funds may not purchase securities if such borrowings exceed 10% of their total assets.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, each Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of a Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies), such as U.S. government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high-quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in a Fund.

Portfolio securities are sold whenever the Manager believes it appropriate to further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions, dealer mark-ups and other transaction costs, and may result in the recognition of capital gains that may be distributed to shareholders. See "Financial Highlights" for portfolio turnover information. Even when portfolio turnover exceeds 100% for a Fund that Fund does not regard portfolio turnover as a limiting factor. Portfolio turnover in excess of 100% is considered high, increases brokerage costs incurred by a Fund and may cause recognition of gain by shareholders.

Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in financial markets or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Funds, each of the Funds may employ certain risk management practices using certain derivative securities and techniques (known as Derivatives). Markets in some countries currently do not have instruments available for hedging transactions. To the extent that such instruments do not exist, the Manager may not be able to hedge its investment effectively in such countries. Furthermore, a Fund engages in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment.

Hedging transactions involve certain risks. While a Fund may benefit from the use of hedging positions, unanticipated changes in interest rates or securities prices may result in poorer overall performance for a Fund than if it had not entered into a hedging position. If the correlation between a hedging position and a portfolio position is not properly protected, the desired protection may not be obtained and the Fund may be exposed to risk of financial loss. In addition, a Fund pays commissions and other costs in connection with such investments.

Investment Restrictions

The investment objective of each Fund is fundamental and may not be changed without shareholder approval but, unless otherwise stated, each Fund's other investment policies may be changed by its Trust's Board. If there is a change in the investment objective or policies of any Fund, shareholders should consider whether that Fund remains an appropriate investment in light of their then-current financial positions and needs. The Funds are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.

The Equity Income, Select 50 and Small Cap Opportunities Funds have reserved the right, if approved by the Board, to convert in the future to a "feeder" fund that would invest all of its assets in a "master" fund having substantially the same investment objective, policies and restrictions. At least 30-days' prior written notice of any such action would be given to all shareholders if and when such a proposal is approved, although no such action has been proposed as of the date of this Prospectus.

Risk Considerations

Small Companies

The Small Cap Opportunities and International Small Cap Funds emphasize, and the Select 50, International Growth, Growth, and Asset Allocation Funds may make investments in, smaller companies that may benefit from the development of new products and services. Such smaller companies may present greater opportunities for capital appreciation but may involve greater risk than larger, more mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. As a result, the prices of their securities may fluctuate more than those of larger issuers.

Foreign Securities

The Domestic Equity, Select 50, Asset Allocation and International Funds have the right to purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks of loss inherent in domestic investments. The Select 50 and International Funds, particularly the Emerging Markets Fund, may invest in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to higher risks than investments in more developed countries.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, these Funds may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts. Additional risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services and other costs relating to investments in other countries are generally greater than in the U.S. Foreign markets have different clearance and settlement procedures from those in the U.S., and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions. The inability of a Fund to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Fund if the value of the portfolio security declined or result in claims against the Fund. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which these Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because certain foreign securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Fund's securities denominated in the currency. Such changes also affect the Fund's income and distributions to shareholders. A Fund may be affected either favorably or unfavorably by changes in the relative rates of exchange between the currencies of different nations, and a Fund may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

Some countries in which one of these Funds may invest also may have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Fund. Many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Lower Quality Debt

The Select 50 and International Funds are authorized to invest in medium-quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) and in limited amounts of high-risk debt securities below investment grade quality. Medium quality debt securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than with higher grade debt securities.

As an operating policy, which may be changed by the Board without shareholder approval, these Funds do not invest more than 5% of their total assets in debt securities below investment grade, also known as "junk bonds". The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of these Funds and their shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound. From time to time, these Funds may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Diversification

Diversifying a fund's portfolio can reduce the risks of investing by limiting the portion of your investment in any one issuer or industry. Less diversified funds may be more sensitive to changes in the market value of a single issuer or industry. The Select 50 Fund may present greater risk than is usually associated with widely diversified mutual funds because it may invest in the securities of as few as 50 issuers. Therefore, the Select 50 Fund is not appropriate as your sole investment.

Interest Rates

The market value of debt securities that are interest-rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Prepayments of principal of mortgage-related securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-related securities in a Fund's portfolio. Mortgage prepayments are affected by the level of interest rates and other factors, including general economic conditions and the underlying location and age of the mortgage. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fixed Income Funds, and the Asset Allocation Fund, to the extent it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, a Fund's yield will correspondingly decline. Thus, mortgage-related securities may have less potential for capital appreciation in periods of falling interest rates than other fixed-income securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Fixed Income Funds or the Asset Allocation Fund purchase mortgage-related securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium. Duration is one of the fundamental tools used by the Manager in managing interest rate risks including prepayment risks. See "Duration" in the Glossary.

Management Of The Funds

The Montgomery Funds and The Montgomery Funds II (the "Trusts") each has a Board of Trustees that establishes its Funds' policies and supervises and reviews their management. Day-to-day operations of the Funds are administered by the officers of the Trusts and by the Manager pursuant to the terms of an investment management agreement with each Fund.

Montgomery Asset Management, L.P., is the Funds' Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts as well as the Funds. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Securities, the Funds' Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of the Manager. Although the operations and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of
Montgomery Securities in its discretion and consistent with applicable regulations.

portfolio managers

John D. Boich is a managing director and senior portfolio manager. From 1990 to 1993, he was vice president and portfolio manager at The Boston Company
Institutional Investors Inc. From 1989 to 1990, he was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial adviser with Prudential-Bache Securities and E.F. Hutton & Company. Mr. Boich, together with Mr. Castro, manages the International Small Cap Fund and the International Growth Fund.

John H. Brown, CFA, is a managing director and senior portfolio manager. Preceding his arrival at the Manager in May 1994, Mr. Brown was an analyst and portfolio manager at Merus Capital Management in San Francisco, California from June 1986. Mr. Brown manages the Equity Income Fund.

Michael Carmen, CFA, is a vice president and portfolio manager. From 1993 until joining the Manager in 1996, he was a vice president and Associate portfolio manager with State Street Research and Management Company in Boston where he assisted with the management of capital appreciation and growth portfolios. Before then, he was a Senior Equity Analyst with State Street and, from 1991 to 1992, with Cigna Investments in Hartford. Mr. Carmen, as a key member of the growth equity team (which includes also Mr. Honour and Mr. Pratt), manages the Growth Fund, the Small Cap Opportunities Fund and the equity component of the Asset Allocation Fund.

Oscar A. Castro is a managing director and senior portfolio manager. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, he was deputy portfolio manager/analyst at Templeton International. Mr. Castro, together with Mr. Boich, manages the International Growth Fund.

Frank Chiang is a vice president and portfolio manager. From 1993 until joining the Manager in 1996, Mr. Chiang was managing director and portfolio manager at TCW Asia Ltd. in Hong Kong. Mr. Chiang, together with Ms. Ee, Ms. Jimenez, Mr. Sudweeks and Mr. Haslett, manages the Emerging Markets Fund.

Angeline Ee is a vice president and portfolio manager. From 1990 until joining the Manager in July 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June 1989 until September 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore. Ms. Ee, together with Ms. Jimenez, Mr. Sudweeks, Mr. Haslett and Mr. Chiang, manages the Emerging Markets Fund.

Kevin T. Hamilton, Chairman of the Manager's Investment Oversight Committee and a managing director, is responsible for coordinating and implementing the investment decisions of the Manager's equity teams for the Select 50 Fund. The portfolio management teams responsible for the different disciplines used in the Select 50 Fund are described throughout this "portfolio managers" section. From 1985 until joining the Manager in February 1991, Mr. Hamilton was a Senior vice president responsible for investment oversight at Analytic Investment Management in Irvine, California.

Thomas R. Haslett, CFA, is a managing director and senior portfolio manager. From 1987 until joining the Manager in April 1992, Mr. Haslett was a portfolio manager at Gannett, Welsh and Kotler in Boston, Massachusetts. Mr. Haslett, together with Ms. Jimenez, Mr. Sudweeks, Ms. Ee and Mr. Chiang, manages the Emerging Markets Fund.

Roger W. Honour is a managing director and senior portfolio manager. Prior to joining Montgomery Asset Management in June 1993, Mr. Honour spent one year as vice president and portfolio manager at Twentieth Century Investors in Kansas City, Missouri. From 1990 to 1992, he served as vice president and portfolio manager at Alliance Capital Management. From 1978 to 1990, Mr. Honour was a vice president with Merrill Lynch Capital Markets. Mr. Honour, as a key member of the growth equity team (which includes also Mr. Pratt and Mr. Carmen), manages the Growth Fund, the Small Cap Opportunities Fund and the equity component of the Asset Allocation Fund.

Josephine S. Jimenez, CFA, is a managing director and senior portfolio manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager. Ms. Jimenez, together with Mr. Sudweeks, Mr. Haslett, Mr. Chiang and Ms. Ee, manages the Emerging Markets Fund.

Andrew Pratt, CFA, is a vice president and portfolio manager. He joined Montgomery Asset Management from Hewlett- Packard Company, where he was an equity analyst, managed a portfolio of small capitalization technology companies, and researched private placement and venture capital investments. From 1983 through 1988, he worked in the Capital Markets Group at Fidelity Investments in Boston, Massachusetts. Mr. Pratt, as a key member of the growth equity team (which includes also Mr. Honour and Mr. Carmen), manages the Growth Fund, the Small Cap Opportunities Fund and the equity component of the Asset Allocation Fund.

Bryan L. Sudweeks, Ph.D., CFA, is a managing director and senior portfolio manager. Before joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, he was a Professor of International Finance and Investments at George Washington University and served as Adjunct Professor of International Investments from 1988 until May 1991. Mr. Sudweeks, together with Ms. Jimenez, Mr. Haslett, Ms. Ee and Mr. Chiang, manages the Emerging Markets Fund. Mr. Sudweeks is also a Portfolio Strategist for the International Growth Fund.

William C. Stevens is a managing director and a senior portfolio manager. At Barclays de Zoete Wedd Securities from 1991 to 1992, he started its CMO and asset-backed securities trading. Mr. Stevens traded stripped mortgage securities and mortgage-related interest rate swaps for the First Boston Corporation from 1990 to 1991, and while with Drexel Burnham Lambert from 1984 to 1990 was responsible for the origination and trading of all derivative mortgage-related securities. Mr. Stevens manages the Short Government Bond Fund and the Government Reserve Fund. Mr. Stevens is also the portfolio manager for the fixed-income and cash components of the Asset Allocation Fund.

Management Fees and Other Expenses

The Manager provides the Funds with advice on buying and selling securities, manages the Funds' investments, including the placement of orders for portfolio transactions, furnishes the Funds with office space and certain administrative services, and provides personnel needed by the Funds with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with each Fund. The Manager also compensates the members of the Trusts' Boards of Trustees who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, each Fund pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of that Fund, according to the following table.

The management  fees for the Domestic  Equity,  Select 50, Asset  Allocation and
International Funds are higher than for most mutual funds.

                                                      Average Daily Net Assets           Management Fee
                                                                                          (Annual Rate)
-------------------------------------------------------------------------------------------------------
Montgomery Growth Fund                                First $500 million                     1.00%
                                                      Next $500 million                      0.90%
                                                      Over $1 billion                        0.80%
------------------------------------------------------------------------------------------------------
Montgomery Equity Income Fund                         First $500 million                     0.60%
                                                      Over $500 million                      0.50%
------------------------------------------------------------------------------------------------------
Montgomery Small Cap Opportunities Fund               First $200 million                     1.20%
                                                      Next $300 million                      1.10%
                                                      Over $500 million                      1.00%
------------------------------------------------------------------------------------------------------
Montgomery International Small Cap Fund               First $250 million                     1.25%
                                                      Over $250 million                      1.00%
------------------------------------------------------------------------------------------------------
Montgomery International Growth Fund                  First $500 million                     1.10%
                                                      Next $500 million                      1.00%
                                                      Over $1 billion                        0.90%
------------------------------------------------------------------------------------------------------
Montgomery Emerging Markets Fund                      First $250 million                     1.25%
                                                      Over $250 million                      1.00%
------------------------------------------------------------------------------------------------------
Montgomery Select 50 Fund                             First $250 million                     1.25%
                                                      Next $250 million                      1.00%
                                                      Over $500 million                      0.90%
------------------------------------------------------------------------------------------------------
Montgomery Asset Allocation Fund                      First $500 million                     0.80%
                                                      Over  $500 million                     0.65%
------------------------------------------------------------------------------------------------------
Montgomery Short Government Bond Fund                 First $500 million                     0.50%
                                                      Over  $500 million                     0.40%
------------------------------------------------------------------------------------------------------
Montgomery Government Reserve Fund                    First $250 million                     0.40%
                                                      Next  $250 million                     0.30%
                                                      Over  $500 million                     0.20%
======================================================================================================

The Manager also serves as the Funds' Administrator (the "Administrator"). The Administrator performs services with regard to various aspects of each Fund's administrative operations. As compensation, the Funds pay the Administrator a monthly fee at the following annual rates: each of the Growth, Equity Income and Allocation Funds pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of average daily net assets over $500 million); each of the Small Cap Opportunities, Select 50, Emerging Markets, International Small Cap and International Growth Funds pays seven one-hundredths of one percent (0.07%) of average daily net assets (0.06% of daily net assets over $250 million); each of the Short and Reserve Funds pays five one-hundredths of one percent (0.05%) of average daily net assets (0.04% of average daily net assets over $500 million and the Reserve Fund over $250 million).

Each Fund is responsible for its own operating expenses including, but not limited to: the Manager's fees; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to that Fund's operations, plus any extraordinary and nonrecurring expenses that are not expressly assumed by the Manager.

Rule 12b-1 adopted by the Securities and Exchange Commission (the "SEC") under the Investment Company Act permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to that Rule, the Trust's Board of Trustees and the initial shareholder of the Class P shares of each Fund have approved, and each Fund has entered into, a Share Marketing Plan (the "Plan") with the Manager, as the distribution coordinator, for the Class P shares. Under the Plan, each Fund will pay distribution fees to the Manager at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares, to reimburse the Manager for its distribution costs with respect to that Class.

The Plan provides that the Manager may use the distribution fees received from the Class to pay for the distribution expenses of that Class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the Manager or any other broker-dealer or financial institution that engages in the distribution of that Class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that Class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that Class; (ii) costs of printing and distributing prospectuses, statements of additional information and reports of the Funds to prospective investors in that Class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Funds and that Class; and (iv) costs involved obtaining whatever information, analysis and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable with respect to the distribution of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P shares as accrued.

In adopting the Plan, the Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of Class P shares. Information with respect to distribution revenues and expenses is presented to the Board of Trustees quarterly for their consideration in connection with their deliberations as to the continuance of the Plan. In their review of the Plan, the Board of Trustees are asked to take into consideration expenses incurred in connection with the separate distribution of the Class P shares. The Class P shares are not obligated under the Plan to pay any distribution expenses in excess of the distribution fee. Thus, if the Plan was terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Manager.

The distribution fee attributable to the Class P shares is designed to permit an investor to purchase Class P shares through financial planners, retirement and pension plan administrators, broker-dealers and other financial intermediaries without the assessment of a front-end sales charge and at the same time to permit the Manager to compensate those persons on an ongoing basis in connection with the sale of the Class P shares.

The Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trusts, including a majority of the Trustees who are not "interested persons" of the Trusts (as defined in the Investment Company Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan (the "Independent Trustees"), vote annually to continue the Plan. The Plan may be terminated at any time by vote of a majority of the independent Trustees or of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class P shares.

All distribution fees paid by the Funds under the Plan will be paid in accordance with Rule 2830 of the NASD Rules of Conduct.

For certain Funds, the Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses at or below the lesser of the maximum allowable by applicable state expense limitations or the following percentages of each Fund's average net assets (before Rule 12b-1 fees): the Growth Fund, one and five-tenths of one percent (1.50%); the Equity Income Fund, eighty-five one-hundredths of one percent (0.85%); the Small Cap Opportunities Fund, one and five-tenths of one percent (1.50%); the International Growth Fund, one and sixty-five one-hundredths of one percent (1.65%); the Select 50 Fund, one and eight-tenths of one percent (1.80%); the Emerging Markets and International Small Cap Funds, one and nine-tenths of one percent (1.90%); the Asset Allocation Fund, one and three-tenths of one percent (1.30%); the Short Government Bond Fund, seven-tenths of one percent (0.70%); and the Government Reserve Fund, six-tenths of one percent (0.60%). The Manager also may voluntarily reduce additional amounts to increase the return to a Fund's investors. The Manager may terminate these voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by that Fund within the following two years (three years for the Asset Allocation Fund), provided that the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Funds for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that a Fund is obligated to pay to increase the return to that Fund's investors. If the Manager performs a service or assumes an operating expense for which a Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from that Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager also may compensate broker-dealers and other intermediaries that distribute a Fund's shares as well as other service providers of shareholder and administrative services. The Manager may also sponsor seminars and educational programs on the Funds for financial intermediaries and shareholders.

The Manager considers a number of factors in determining which brokers or dealers to use for each Fund's portfolio transactions. While these factors are more fully discussed in the Statement of Additional Information, they include, but are not limited to, reasonableness of commissions, quality of services and execution and availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Funds receive prompt execution at competitive prices, the Manager also may consider sale of a Fund's shares as a factor in selecting broker-dealers for that Fund's portfolio transactions. It is anticipated that Montgomery Securities may act as one of the Funds' brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Funds. The Funds will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review by the Boards, Montgomery Securities will obtain a price and execution at least as favorable as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding Fund policies concerning execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Funds (the "Master Transfer Agent") and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Funds' transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Funds' principal custodian (the "Custodian").

How To Contact The Funds

For information on the Funds or your account, call a Montgomery Shareholder Service Representative at:

                                 (800) 572-3863

Mail  your  completed   application,   any  checks,   investment  or  redemption
instructions and correspondence to:

            Regular Mail                       Express Mail or Overnight Service
            The Montgomery Funds               The Montgomery Funds
            c/o DST Systems, Inc.              c/o DST Systems, Inc.
            P.O. Box 419073                    1004 Baltimore St.
            Kansas City, MO  64141-6073        Kansas City, MO  64105

Visit the Montgomery World Wide Web Site at:

                           www.xperts.montgomery.com/1

How To Invest In The Funds

The Funds' shares are offered only through financial intermediaries and financial professionals, with no sales load, at their next-determined net asset value after receipt of an order with payment. The Funds' shares are offered for sale by Montgomery Securities, the Funds' Distributor, 600 Montgomery Street, San Francisco, California 94111, (800) 572-3863, and through selected securities brokers and dealers.

If an order, together with payment in proper form, is received by the Transfer Agent, Montgomery Securities or certain administrators of 401(k) and other retirement plans by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders and payment for the Government Reserve Fund must be received by 12:00 noon, New York time. Orders for Fund shares received after the Funds' cutoff times will be purchased at the next-determined net asset value after receipt of the order. Shares of the Fixed Income Funds will not be priced on a national bank holiday.

The minimum initial investment in each Fund is $1,000 (including IRAs) and $100 for subsequent investments. The Manager or the Distributor, in its discretion, may waive these minimums. The Funds do not accept third party checks or cash investments. Checks must be in U.S. dollars and, to avoid fees and delays, drawn only on banks located in the U.S. Purchases may also be made in certain circumstances by payment of securities. See the Statement of Additional Information for further details.



Initial Investments

Minimum Initial Investment (including IRAs):                 $1,000

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Initial Investments by Check
--------------------------------------------------------------------------------

         o Complete the Account Application. Tell us in which Fund(s) you want to invest and make your check payable to The Montgomery Funds.

         o  A charge may be imposed on checks that do not clear.

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Initial Investments by Wire
--------------------------------------------------------------------------------

         o Call the Transfer Agent to tell them you intend to make your initial investment by wire. Provide the Transfer Agent with your name, dollar amount to be invested and Fund(s) in which you want to invest. They will provide you with further instructions to complete your purchase. Complete information regarding your account must be included in all wire instructions to ensure accurate handling of your investment.

         o Request your bank to transmit immediately available funds by wire for purchase of shares in your name to the following:

                     Investors Fiduciary Trust Company
                     ABA #101003621
                     For: DST Systems, Inc.
                     Account #7526601
                     Attention: The Montgomery Funds
                     For Credit to: (shareholder(s) name)
                     Shareholder Account Number: (shareholder(s) account number) Name of Fund: (Montgomery Fund name)

         o  Your bank may charge a fee for any wire transfers.

         o The Funds and the Distributor each reserve the right to reject any purchase order in whole or in part.


Subsequent Investments

Minimum Subsequent Investment (including IRAs):                   $100

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Subsequent Investments by Check
--------------------------------------------------------------------------------

         o Make your check payable to The Montgomery Funds. Enclose an investment stub with your check. If you do not have an investment stub, mail your check with written instructions indicating the Fund name and account number to which your investment should be credited.

         o  A charge may be imposed on checks that do not clear.

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Subsequent Investments by Wire
--------------------------------------------------------------------------------

         o You do not need to contact the Transfer Agent prior to making subsequent investments by wire. Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under "Initial Investments by Wire."

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Subsequent Investments by Telephone
--------------------------------------------------------------------------------

         o Shareholders are automatically eligible to make telephone purchases. To make a purchase, call the Transfer Agent at (800) 572-3863 before the Fund cutoff time.

         o Shares of the Government Reserve Fund and shares for IRAs may not be purchased by phone.

         o The maximum telephone purchase is an amount up to five times your account value on the previous day.

         o Payments for shares purchased must be received by the Transfer Agent within three business days after the purchase request. Write your confirmed purchase number on your check or include it in your wire instructions.

         o You should do one of the following to ensure payment is received in time:

                  o Transfer funds directly from your bank account by sending a letter and a voided check or deposit slip (for a savings account) to the Transfer Agent.

                  o  Send a check by overnight or 2nd day courier service.

                  o Instruct your bank to wire funds to the Transfer Agent's affiliated bank by using the bank wire information under the section titled "Initial Investments by Wire."


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Automatic Account Builder ("AAB")
--------------------------------------------------------------------------------

         o AAB will be established on existing accounts only. You may not use an AAB investment to open a new account. The minimum automatic investment amount is each Fund's subsequent investment minimum.

         o  Your bank must be a member of the Automated Clearing House.

         o To establish AAB, attach a voided check (checking account) or preprinted deposit slip (savings account) from your bank account to your Montgomery account application or your letter of instruction. Investments will automatically be transferred into your Montgomery account from your checking or savings account.

         o Investments may be transferred either monthly or quarterly on or up to two business days before the 5th or 20th day of the month. If no day is specified on your account application or your letter of instruction, the 20th of each month will be selected.

         o You should allow 20 business days for this service to become effective.

         o You may cancel your AAB at any time by sending a letter to the Transfer Agent. Your request will be processed upon receipt.


Telephone Transactions

You agree to reimburse the Funds for any expenses or losses incurred in connection with transfers from your accounts, including any caused by your bank's failure to act in accordance with your request or its failure to honor your debit. If your bank makes erroneous payments or fails to make payment after shares are purchased on your behalf, any such purchase may be canceled and this privilege terminated immediately. This privilege may be discontinued at any time by the Funds upon 30- days' written notice or at any time by you by written notice to the Funds. Your request will be processed upon receipt.

Although Fund shares are priced at the net asset value next-determined after receipt of a purchase request, shares are not purchased until payment is received. Should payment not be received when required, the Transfer Agent will cancel the telephone purchase request and you may be responsible for any losses incurred by a Fund. The Funds and the Transfer Agent will not be liable for following instructions communicated by telephone reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording certain telephone calls, sending a confirmation and requiring the caller to give a special authorization number or other personal information not likely to be known by others. The Fund and Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone transactions only if such reasonable procedures are not followed.

Retirement Plans

Except for the Tax-Free Funds, shares of the Funds are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and IRAs. Certain of the Funds are available for purchase through administrators for retirement plans. Investors who purchase shares as part of a retirement plan should address inquiries and seek investment servicing from their plan administrators. Plan administrators may receive compensation from the Funds for performing shareholder services.

Share Certificates

Share certificates will not be issued by the Funds. All shares are held in non-certificated form registered on the books of the Funds and the Transfer Agent for the account of the shareholder.

How To Redeem An Investment In The Funds

The Funds will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading (except national bank holidays for the Fixed Income Funds). The redemption price is the net asset value per share next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. Payment of redemption proceeds is made promptly regardless of when redemption occurs and normally within three days after receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers. Procedures for requesting a redemption are set forth below.

--------------------------------------------------------------------------------
Redeeming by Written Instruction
--------------------------------------------------------------------------------

         o Write a letter giving your name, account number, the name of the Fund from which you wish to redeem and the dollar amount or number of shares you wish to redeem.

         o Signature guarantee your letter if you want the redemption proceeds to go to a party other than the account owner(s), your predesignated bank account or if the dollar amount of the redemption exceeds $50,000. Signature guarantees may be provided by an eligible guarantor institution such as a commercial bank, an NASD member firm such as a stock broker, a savings association or national securities exchange. Contact the Transfer Agent for more information.

         o If you do not have a predesignated bank account and want to wire your redemption proceeds, include a voided check or deposit slip with your letter. The minimum amount that may be wired is $500 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager's discretion.


--------------------------------------------------------------------------------
Redeeming by Check
--------------------------------------------------------------------------------

         o Checkwriting is available on the Government Reserve and Short Government Bond Funds.

         o The minimum amount per check is $250. A check for less may be returned to you.

         o  All  checks  will  require  only  one  signature   unless  otherwise
            indicated.

         o Checks should not be used to close accounts with fluctuating net asset values (e.g. the Short Government Bond Fund).

         o  Checks will be returned to you at the end of each month.

         o  Checkwriting   privileges   may  not  be  available  for  Montgomery
            Securities brokerage accounts.

         o  A charge may be imposed for any stop payments requested.


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Redeeming By Telephone
--------------------------------------------------------------------------------

         o Unless you have declined telephone redemption privileges on your account application, you may redeem shares up to $50,000 by calling the Transfer Agent before the Fund cutoff time.

         o If you included bank wire information on your account application or made subsequent arrangements to accommodate bank wire redemptions, you may request that the Transfer Agent wire your redemption proceeds to your bank account. Allow at least two business days for redemption proceeds to be credited to your bank account. If you want to wire your redemption proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee.

         o Telephone redemption privileges will be suspended 30 days after an address change. All redemption requests during this period must be in writing with a guaranteed signature.

         o Telephone redemption privileges may be cancelled after an account is opened by instructing the Transfer Agent in writing. Your request will be processed upon receipt. This service is not available for IRA accounts.

--------------------------------------------------------------------------------

By establishing telephone redemption privileges, a shareholder authorizes the Funds and the Transfer Agent to act upon the instruction of the shareholder or his or her designee by telephone to redeem from the account for which such service has been authorized and transfer the proceeds to a bank or other account designated in the Authorization. When a shareholder appoints a designee on the Account Application or by other written authorization, the shareholder agrees to be bound by the telephone redemption instructions given by the shareholder's designee. The Funds may change, modify or terminate these privileges at any time upon 60-days' notice to shareholders. The Funds will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on the shareholder's confirmation after 30 days following mailing of such confirmation. See discussion of Fund telephone procedures and liability under "Telephone Transactions."

Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity. During periods of volatile economic or market conditions, shareholders may wish to consider transmitting redemption orders by telegram (not available for IRAs) or overnight courier.

Systematic Withdrawal Plan

Under a Systematic Withdrawal Plan, a shareholder with an account value of $1,000 or more in a Fund may receive (or have sent to a third party) periodic payments (by check or wire). The minimum payment amount is $100 from each Fund account. Payments may be made either monthly or quarterly on the 1st of each month. Depending on the form of payment requested, shares will be redeemed up to five business days before the redemption proceeds are scheduled to be received by the shareholder. The redemption may result in the recognition of gain or loss for income tax purposes.

Small Accounts

Due to the relatively high cost of maintaining smaller accounts, each Fund will redeem shares from any account if at any time, because of redemptions by the shareholder, the total value of a shareholder's account is less than $1,000. If a Fund decides to make an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than the minimum level and will be allowed 30 days to make an additional investment to bring the value of that account at least to the minimum investment required to open an account before the Fund takes any action.

Exchange Privileges And Restrictions

You may exchange shares from another Class P Fund with the same registration, taxpayer identification number and address. An exchange may result in a recognized gain or loss for income tax purposes. See the discussion of Fund telephone procedures and limitations of liability under "Telephone Transactions."

--------------------------------------------------------------------------------
Purchasing and Redeeming Shares by Exchange
--------------------------------------------------------------------------------

       o You are automatically eligible to make telephone exchanges with your Montgomery account.

       o Exchange purchases and redemptions will be processed using the next-determined net asset value (with no sales charge or exchange fee) after your request is received. Your request is subject to the Funds' cut-off times.

       o Exchange purchases must meet the minimum investment requirements of the Fund you intend to purchase.

       o You may exchange for shares of a Fund only in states where that Fund's shares are qualified for sale and only for Funds offered by this prospectus.

       o You may not exchange for shares of a Fund that is not open to new shareholders unless you have an existing account with that Fund.

       o Because excessive exchanges can harm a Fund's performance, the Trusts reserve the right to terminate your exchange privileges if you make more than four exchanges out of any one fund during a twelve-month period. The Fund may also refuse an exchange into a Fund from which you have redeemed shares within the previous 90 days (accounts under common control and accounts with the same taxpayer identification number will be counted together). Exchanges out of the Fixed Income Funds are exempt. A shareholder's exchanges may be restricted or refused if a Fund receives, or the Manager anticipates, simultaneous orders affecting significant portions of that Fund's assets and, in particular, a pattern of exchanges coinciding with a "market timing" strategy. The Trusts reserve the right to refuse exchanges by any person or group if, in the Manager's judgment, a Fund would be unable to effectively invest the money in accordance with its investment objective and policies, or would otherwise be potentially adversely affected. Although the Trusts attempt to provide prior notice to affected shareholders when it is reasonable to do so, they may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and U.S. Department of Labor regulations (for those limits, see plan materials). The Trusts reserve the right to terminate or modify the exchange privileges of Fund shareholders in the future.

--------------------------------------------------------------------------------

Automatic Transfer Service ("ATS")

You may elect systematic exchanges out of the Fixed Income Funds into any other Fund. The minimum exchange is $100. Periodically investing a set dollar amount into a Fund is also referred to as dollar-cost averaging because the number of shares purchased will vary depending on the price per share. Your account with the recipient Fund must meet the applicable minimum of $1,000. Exchanges out of the Fixed Income Funds are exempt from the four exchanges limit policy.

Directed Dividend Service

If you own shares of the Fixed Income Funds, you may elect to use your monthly dividends to automatically purchase additional shares of another Fund. Your account with the recipient Fund must meet the applicable minimum of $1,000.

Brokers and Other Intermediaries

Investing through Montgomery Securities Brokerage Account (Government Reserve Fund Only) Investors with Montgomery Securities brokerage accounts may instruct Montgomery Securities automatically to purchase shares of the Government Reserve Fund when the free credit balance in the investor's brokerage account (including deposits, proceeds of sales of securities, and miscellaneous cash dividends and interest, but not amounts held by Montgomery Securities as collateral for margin obligations to Montgomery Securities) exceeds $100 on each day the NYSE is open for trading other than national bank holidays. Upon request, a free credit balance in a Montgomery Securities brokerage account also may be invested in shares of the Government Reserve Fund following receipt by the Transfer Agent of investor instructions. If such instructions are received after 12:00 noon, New York time, Fund shares will be purchased at the next-determined asset value. Checkwriting privileges may not be available for Montgomery Securities brokerage accounts. For the Government Reserve Fund, the minimum initial investment through an investor's brokerage account with Montgomery Securities is $100.

Investing through Securities Brokers, Dealers and Financial Intermediaries Investors may purchase shares of a Fund from other selected securities brokers, dealers or through financial intermediaries such as benefit plan administrators. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by these agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent, provided the agent transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m. (1:00 p.m. for the Government Reserve Fund), New York time, on days that the Fund issues shares. Orders received after that time will be purchased at the next-determined net asset value. To the extent that these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services.

Automatic Redemption into Montgomery Securities Brokerage Account
(Government Reserve Fund Only)
If a shareholder wishes, the Transfer Agent will redeem shares of the Government Reserve Fund automatically to satisfy debit balances in a shareholder's Montgomery Securities brokerage account or to provide necessary cash collateral for a shareholder's margin obligation to Montgomery Securities. Redemptions also may be effected automatically to settle securities transactions with Montgomery Securities if a shareholder's free credit balance on the day before settlement is insufficient to settle the transactions. Each Montgomery Securities brokerage account will, as of the close of business each day the NYSE is open for trading and is not a national bank holiday, automatically be scanned for debits and pending securities settlements, and, after application of any free credit balances in the account to such debits and pending securities settlements, a sufficient number of shares of the Government Reserve Fund, not to exceed the number of shares in the shareholder's account, will be redeemed on the next day the NYSE is open for trading to satisfy any remaining debits or amounts needed for pending securities settlements.

Redemption Orders Through Brokerage Accounts
Shareholders also may sell shares back to the Funds by wire or telephone through Montgomery Securities or selected securities brokers or dealers. Shareholders should contact their securities broker or dealer for appropriate instructions and for information concerning any transaction or service fee that may be imposed by the broker or dealer. Shareholders are entitled to the net asset value next determined after receipt of a redemption order by such broker-dealer, provided the broker-dealer transmits such order on a timely basis to the Transfer Agent so that it is received by 4:00 p.m., New York time (12:00 noon for the Government Reserve Fund), on a day that the Fund redeems shares. Orders received after that time are entitled to the net asset value next determined after receipt.

How Net Asset Value Is Determined

The net asset value of each Fund is determined once daily as of 4:00 p.m. (12:00 noon for the Government Reserve Fund), New York time, on each day that the NYSE is open for trading (except for bank holidays for the Fixed Income Funds). Per-share net asset value is calculated by dividing the value of each Fund's total net assets by the total number of that Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trusts' officers, and by the Manager and the Pricing Committee of the Boards, respectively, in accordance with methods that are specifically authorized by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will be translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even without any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close before the Funds determine their net asset values, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected unless the Manager, under supervision of the Board, determines that a particular event would materially affect a Fund's net asset value.

Dividends And Distributions

Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of Fund distributions are not guaranteed and are at the discretion of the Board. Currently, the Funds intend to distribute according to the following schedule:

==========================================================================================================================
                                         Income Dividends                         Capital Gains
--------------------------------------------------------------------------------------------------------------------------
Equity Funds (except Equity              Declared and paid in November            Declared and paid in November
Income Fund)                             or December each year*                   or December each year*
--------------------------------------------------------------------------------------------------------------------------
Equity Income Fund                       Declared and paid on or about the        Declared and paid in November
                                         last business day of each quarter.       or December each year*
--------------------------------------------------------------------------------------------------------------------------
Multi-Strategy Funds                     Declared and paid in November            Declared and paid in November
                                         or December each year*                   or December each year*
--------------------------------------------------------------------------------------------------------------------------
Fixed-Income Funds                       Declared daily and paid monthly          Declared and paid in November
                                         on or about the last business day        or December each year*
                                         of each month
==========================================================================================================================

* Additional distributions, if necessary, may be made following each Fund's fiscal year end (June 30) in order to avoid the imposition of tax on a Fund.

Unless investors request cash distributions in writing at least seven business days before a distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the applicable Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date.

Distributions Affect a Fund's Net Asset Value

Distributions are paid to you as of the record date of a distribution of a Fund, regardless of how long you have held the shares. Dividends and capital gains awaiting distribution are included in each Fund's daily net asset value. The share price of a Fund drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Growth Fund declared a dividend in the amount of $0.50 per share. If the Growth Fund's share price was $10.00 on December 30, the Fund's share price on December 31 would be $9.50, barring market fluctuations.

"Buying a Dividend"

If you buy shares of a Fund just before a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." In the example above, if you bought shares on December 30, you would have paid $10.00 per share. On December 31, the Fund would pay you $0.50 per share as a dividend and your shares would now be worth $9.50 per share. Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of net asset value of the Fund, regardless whether you reinvested the dividends.

Taxation

Except for the newer Funds that intend to elect and qualify as soon as possible, each of the Funds has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Code, by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of assets. Accordingly, the Funds generally will not be liable for federal income tax or excise tax based on net income except to the extent their earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code. If a Fund is unable to meet certain Code requirements, it may be subject to taxation as a corporation. Funds investing in foreign securities also may incur tax liability to the extent they invest in "passive foreign investment companies." See "Portfolio Securities" and the Statement of Additional Information.

For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Funds are considered ordinary income. Part of the distributions paid by the Funds may be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of a Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Funds.

Each Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt and foreign investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Funds. Additional information on tax matters relating to the Funds and their shareholders is included in the Statement of Additional Information.

General Information

The Trusts

All of the Funds with the exception of the Asset Allocation Fund are series of The Montgomery Funds, a Massachusetts business trust organized on May 10, 1990. The Asset Allocation Fund is a series of The Montgomery Funds II, a Delaware business trust organized on September 10, 1993. The Agreement and Declarations of Trust of both Trusts permit their Boards to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The assets and liabilities of each series within either of the two Trusts are separate and distinct from each other series.

This Prospectus relates only to the Class P shares of the Funds. The Funds offer other classes of shares to eligible investors and may in the future designate other classes of shares for specific purposes.

Shareholder Rights

Shares issued by the Funds have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by each Fund and to the net assets of each Fund upon liquidation or dissolution. Each Fund, as a separate series of its Trust, votes separately on matters affecting only that Fund (e.g., approval of the Investment Management Agreement); all series of each Trust vote as a single class on matters affecting all series of that Trust jointly or that Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees of that Trust. Except as set forth herein, all classes of shares issued by a Fund shall have identical voting, dividend, liquidation and other rights, preferences, and terms and conditions. The only differences among the various classes of shares relate solely to the following: (a) each class may be subject to different class expenses; (b) each class may bear a different identifying designation; (c) each class may have exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) each class may provide for the automatic conversion of that class into another class. While the Trusts are not required and do not intend to hold annual meetings of shareholders, such meetings may be called by each Trust's Board at its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions of Section 16(c) of the Investment Company Act.

Performance Information

From time to time, the Funds may publish their total return, and, in the case of certain Funds, current yield and tax equivalent yield in advertisements and communications to investors. Performance data may be quoted separately for the Class P shares as for other classes. Total return information generally will include a Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations.  A Fund  may also  advertise  aggregate  and  average  total  return information over different periods of time. Each Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period according to a specific formula. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against each Fund's income.

Current yield as prescribed by the SEC is an annualized percentage rate that reflects the change in value of a hypothetical account based on the income received from the Fund during a 30-day period. It is computed by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period. A hypothetical charge reflecting deductions from shareholder accounts for management fees or shareholder services fees, for example, is subtracted from the value of the account at the end of the period and the difference is divided by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized. See "Performance Information" in the Statement of Additional Information.

Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return or current yield for any prior period should not be considered as a representation of what an investor's total return or current yield may be in any future period. The Funds' Annual Report contains additional performance information and is available upon request and without charge by calling (800) 572-FUND.

Legal Opinion

The validity of shares offered by this Prospectus will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

Shareholder Reports and Inquiries

During the year, the Funds will send you the following information:

    o Confirmation statements are mailed after every transaction that affects your account balance, except for most money market transactions
         (monthly) and pre-authorized automatic investment, exchange and redemption services (quarterly).

    o Account statements are mailed after the close of each calendar quarter. (Retain your fourth-quarter statement for your tax records.)

    o Annual and semi-annual reports are mailed approximately 60 days after June 30 and December 31.

    o   1099 tax form(s) are mailed by January 31.

    o Annual updated prospectus is mailed to existing shareholders in October or November.

Unless otherwise requested, only one copy of each shareholder report or other material sent to shareholders will be mailed to each household with accounts under common ownership and the same address regardless of the number of shareholders or accounts at that household or address. Any questions should be directed to The Montgomery Funds at (800) 572-3863 or (800) 572-FUND.

Backup Withholding

Tax identification number (TIN)

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gifts to Minors Act, the TIN of the minor should be furnished. If a shareholder has been notified by the IRS that he or she is subject to backup withholding because he or she failed to report all interest and dividend income on his or her tax return and the shareholder has not been notified by the IRS that such withholding will cease, the shareholder should cross out the appropriate item in the Account Application. Dividends paid to a foreign shareholder's account by a Fund may be subject to up to 30% withholding instead of backup withholding.

A shareholder that is an exempt recipient should furnish a TIN and check the appropriate box. Exempt recipients include certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others. For further information, see Section 3406 of the Code and consult with a tax adviser.

                       ---------------------------------

This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Funds' official sales literature.

                                    Glossary

o Asset backed securities. Asset backed securities are secured by and payable from, pools of assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (e.g., credit card) agreements.

o Cash equivalents. Cash equivalents are short-term, interest bearing instruments or deposits and may include, for example, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, U.S. Treasury bills, bank money market deposit accounts, master demand notes and money market mutual funds. These consist of high-quality debt obligations, certificates of deposit and bankers' acceptances rated at least A-1 by S&P or Prime-1 by Moody's, or the issuer has an outstanding issue of debt securities rated at least A by S&P or Moody's, or are of comparable quality in the opinion of the Manager.

o Collateral assets include cash, letters of credit, U.S. government securities or other high-grade liquid debt or equity securities (except that instruments collateralizing loans by the Reserve Fund must be debt securities rated in the highest grade). Collateral assets are separately identified and rendered unavailable for investment or sale.

o Collateralized Mortgage Obligations (CMOs). Derivative mortgage-related securities that separate the cash flows of mortgage pools into different classes or tranches. Stripped mortgage securities are CMOs that allocate different proportions of interest and principal payments on a pool of mortgages. One class may receive all of the interest (the interest only or "IO" class) while another may receive all of the principal (principal only or "PO" class). The yield to maturity on any IO or PO class is extremely sensitive not only to changes in interest rates but also to the rate of principal payments and prepayments on underlying mortgages. In the most extreme cases, an IO class may become worthless.

o Convertible security. A fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

o Covered call option. A call option is "covered" if the Fund owns the underlying securities, has the right to acquire such securities without additional consideration, has collateral assets sufficient to meet its obligations under the option, or owns an offsetting call option.

o Covered put option. A put option is "covered" if the Fund has collateral assets with a value not less than the exercise price of the option or holds a put option on the underlying security.

o Depositary receipts include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar instruments. Depositary receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

o Derivatives include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. Government and foreign government securities and currencies.

o Dollar roll transaction. A dollar roll transaction is similar to a reverse repurchase agreement except it requires a Fund to repurchase a similar rather than the same security.

o Duration. Traditionally, a debt security's "term to maturity" characterizes a security's sensitivity to changes in interest rates. However, "term to maturity" measures only the time until a debt security provides its final payment, taking no account of pre-maturity payments. Most debt securities provide interest ("coupon") payments in addition to a final ("par") payment at maturity, and some securities have call provisions allowing the issuer to repay the instrument in full before maturity date, each of which affect the security's response to interest rate changes. "Duration" is considered a more precise measure of interest rate risk than "term to maturity." Determining duration may involve the Manager's estimates of future economic parameters, which may vary from actual future values. Fixed-income securities with effective durations of three years are more responsive to interest rate fluctuations than those with effective durations of one year. For example, if interest rates rise by 1%, the value of securities having an effective duration of three years will generally decrease by approximately 3%.

o EAFE Index. The Morgan Stanley Capital International Europe, Australia, Far East Index.

o Emerging Market Companies. A company is considered to be an emerging market company if its securities are principally traded in the capital market of an emerging market country; it derives at least 50% of its total revenue from either goods produced or services rendered in emerging market countries or from sales made in such emerging market countries, regardless of where the securities of such companies are principally traded; or it is organized under the laws of, and with a principal office in, an emerging market country. An emerging market country is one having an economy and market that are or would be considered by the World Bank or the United Nations to be emerging or developing.

o Equity derivative securities include, among other things, options on equity securities, warrants and future contracts on equity securities.

o Equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swaps transitions may be volatile and may present the Fund with counterparty risks.

                                       A 1

o   FHLMC.  The Federal Home Loan Mortgage Corporation.

o   FNMA.  The Federal National Mortgage Association.

o Forward currency contracts. A forward currency contract is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year. A Fund generally enters into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country will substantially rise or fall against the U.S. dollar, it may enter into a forward contract to buy or sell the currency approximating the value of some or all of a Fund's portfolio securities denominated in such currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of total assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has collateral assets sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

o Futures and options on futures. An interest rate futures contract is an agreement to purchase or sell debt securities, usually U.S. government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. Each Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

o   GNMA.  The Government National Mortgage Association.

o Highly rated debt securities. Debt securities rated within the three highest grades by Standard & Poor's Corporation ("S&P") (AAA to A), Moody's Investors Services, Inc. ("Moody's") (Aaa to A) or Fitch Investor Services, Inc. ("Fitch") (AAA to A), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. See the Appendix to the Statement of Additional Information for a description of these ratings.

o Illiquid securities. The Funds treat any securities subject to restrictions on repatriation for more than seven days and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit as illiquid. The Funds also treat repurchase agreements with maturities in excess of seven days as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933 and that, subject to the review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid.

o Investment grade. Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB), Moody's (at least Baa) or Fitch (at least Baa) or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees.

o Leverage. Some Funds may use leverage in an effort to increase return. Although leverage creates an opportunity for increased income and gain, it also creates special risk considerations. Leveraging also creates interest expenses that can exceed the income from the assets retained.

o Options on securities, securities indices and currencies. A Fund may purchase call options on securities which it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indices in order to hedge against risks of stock market or industry-wide stock price fluctuations.

o Repurchase agreement. With a repurchase agreement, a Fund acquires a U.S. Government security or other high-grade liquid debt instrument (for the Reserve Fund, the instrument must be rated in the highest grade) from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

o Reverse dollar roll transactions. When a Fund engages in a reverse dollar roll, it purchases a security from a financial institution and concurrently agrees to resell a similar security to that institution at a later date at an agreed-upon price.

o Reverse repurchase agreement. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds and agrees to repurchase the same security at an agreed-upon price and date.

o   S&P 500.  Standard & Poor's 500 Composite Price Index.

o Securities lending. A fund may lend securities to brokers, dealers and other financial organizations. Each securities loan is collateralized with collateral assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

o U.S. government securities include U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                       A 2

o Variable rate demand notes. Variable rate demand notes ("VRDNs") are instruments with rates of interest adjusted periodically or which "float" continuously according to specific formulae and often have a demand feature entitling the purchaser to resell the securities.

o A warrant typically is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

o When-issued and forward commitment securities. The Funds may purchase U.S. Government or other securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to a Fund. At the time a Fund enters into a transaction on a when-issued or forward commitment basis, it supports its obligation with collateral assets equal to the value of the when-issued or forward commitment securities and causes the collateral assets to be marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.

o Zero coupon bonds. Zero coupon bonds are debt obligations that do not pay current interest and are consequently issued at a significant discount from face value. The discount approximates the total interest the bonds will accrue and compound over the period to maturity or the first interest-payment date at a rate of interest reflecting the market rate of interest at the time of issuance.




                                       A 3

                               Investment Manager
                        Montgomery Asset Management, L.P.
                              101 California Street
                         San Francisco, California 94111
                                 1-800-572-FUND

                                   Distributor
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 1-415-627-2485

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-572-3863

                                    Auditors
                              Deloitte & Touche LLP
                                50 Fremont Street
                         San Francisco, California 94105

                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

      ---------------------------------------------------------------------

                                     PART A

                                 PROSPECTUS FOR

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO

      ---------------------------------------------------------------------

                     Montgomery Institutional Series: Emerging Markets Portfolio
--------------------------------------------------------------------------------



Montgomery Institutional Series: Emerging Markets Portfolio
101 California Street
San Francisco, California 94111
(415) 248-6330

Prospectus
November 12, 1996


Montgomery Institutional Series: Emerging Markets Portfolio (the "Fund") seeks capital appreciation for institutional investors by investing primarily in equity securities of companies in countries having economies and markets that are or would be considered by the World Bank or the United Nations to be emerging or developing.

The Fund's shares are sold at net asset value with no sales load, no commissions, no Rule 12b-1 fees, and no dividend reinvestment or exchange fees. Purchases and redemptions may be made in certain circumstances with the payment of securities. When purchases or redemptions are made in cash, the Fund charges a fee to cover the expenses related to the investment of cash received by the Fund or related to the sale of securities to obtain cash, as appropriate, in order to prevent the dilution of the investments of existing shareholders. Shares purchased after November 1, 1995 will not be subject to both fees. Shares purchased by the Manager on behalf of advisory clients for which it has investment discretion may not be subject to these fees. The Fund, rather than the Manager, ultimately receives these fees. In general, the minimum initial investment in the Fund is $2,000,000, and subsequent investments must be at least $100,000. The Manager or the Distributor, in its discretion, may waive these minimums. See "How to Invest in the Fund."

The Fund is managed by Montgomery Asset Management, L.P. (the "Manager"), an affiliate of Montgomery Securities (the "Distributor"). The Fund is a series of The Montgomery Funds II, an open-end management investment company, and is intended primarily for institutional investors. As is the case for all mutual funds, attainment of the Fund's investment objective cannot be assured.


Please read this Prospectus before investing and retain it for future reference. A Statement of Additional Information dated November 12, 1996, as may be revised, has been filed with the Securities and Exchange Commission, is incorporated by this reference and is available without charge by calling (415) 248-6330. If you are viewing the electronic version of this prospectus through an on-line computer service, you may request a printed version free of charge by calling (415) 248-6330.

The Internet address for the Montgomery Institutional Series: Emerging Markets Portfolio is www.xperts.montgomery.com/1.

The Fund may offer other classes of shares to investors eligible to purchase those shares. The other classes of shares may have different fees and expenses than the class of shares offered in this Prospectus, and those different fees and expenses may affect performance. To obtain information concerning the other classes of shares not offered in this Prospectus, call The Montgomery Funds at
(415) 248-6330 or contact sales representatives or financial intermediaries who offer those classes.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                     Montgomery Institutional Series: Emerging Markets Portfolio
--------------------------------------------------------------------------------


TABLE OF CONTENTS


      Fees and Expenses of the Fund                                            3

      Financial Highlights                                                     4

      The Fund's Investment Objective and Policies                             5

      Management of the Fund                                                   5

      How To Invest in the Fund                                                8

      How To Redeem an Investment in the Fund                                  9

      How Net Asset Value is Determined                                       10

      Dividends and Distributions                                             11

      Taxation                                                                11

      Portfolio Securities                                                    11

      Other Investment Practices                                              13

      Risk Considerations                                                     17

      General Information                                                     18

      Backup Withholding Instructions                                         19



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                     Montgomery Institutional Series: Emerging Markets Portfolio
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                          Fees And Expenses Of The Fund

Shareholder Transaction Expenses

An investor would pay the following charges when buying or redeeming shares of the Fund in cash:

-------------------------------------------------------------------------------
Maximum Sales Load Imposed on Purchases (as a percentage of offering       None
price)
------------------------------------------------------------------------------
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of None offering price)
-------------------------------------------------------------------------------
Deferred Sales Load (as a percentage of original purchase price or         None
redemption proceeds, as applicable)
-------------------------------------------------------------------------------
Investment Expense Reimbursement Fee*                                     .75%
-------------------------------------------------------------------------------
Redemption Fees*+ (as a percentage of amount redeemed)                    .75%
-------------------------------------------------------------------------------
Exchange Fees                                                              None
-------------------------------------------------------------------------------

Annual Fund Operating Expenses (as a percentage of average net assets)

-------------------------------------------------------------------------------
Management Fees**                                        1.25%
-------------------------------------------------------------------------------
Rule 12b-1 Fees                                           None
-------------------------------------------------------------------------------
Other Expenses**                                          None
-------------------------------------------------------------------------------
Total Fund Operating Expenses**                          1.25%
-------------------------------------------------------------------------------

The previous tables are intended to assist the investor in understanding the various direct and indirect costs and expenses of the Fund. Operating expenses are paid out of the Fund's assets and are factored into the Fund's share price. The Fund estimates that it will have the expenses listed (expressed as a percentage of average net assets) for the current fiscal year.

* Investment expense reimbursement fees and redemption expense reimbursement fees are paid to the Fund to offset certain costs, such as brokers' commissions, incurred by the Fund in either investing the cash received from shareholders or selling securities to obtain cash to pay redemptions. Charging these fees enhances the return of the Fund for all existing shareholders. This fee will not be charged on investments made in the form of securities acceptable to the Manager and will not be charged on redemptions when the proceeds are paid in securities (although reregistration fees may be incurred). Shares purchased after November 1, 1995 will not be subject to both fees. For those shares, shareholders may elect which fee to pay. Shares purchased by the Manager on behalf of advisory clients for which it has investment discretion may not be subject to these fees. See "Management of the Fund - Investment Expense and Redemption Expense Reimbursement Fees."

+ Redemptions effected via wire transfer may be required to pay a third-party service provider charge that will be directly deducted from redemption proceeds. This would be in addition to any redemption expense reimbursement fee. See "How to Redeem an Investment in the Fund - General."


** Expenses are based on actual expenses for the fiscal year ended June 30, 1996. The Manager will reduce its fees and may absorb or reimburse the Fund for certain expenses to the extent necessary to limit total annual fund operating expenses to the amount indicated in the table for the Fund, subject to possible reimbursement by the Fund within the following three years if such reimbursement can be achieved within the foregoing expense limit. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year. Absent the reduction, actual total Fund operating expenses for the period ended June 30, 1996 (annualized) would have been 1.70% (0.45% other expenses). The Manager may terminate these voluntary reductions at any time. See "Management of the Fund."


Example of Fund Expenses


Assuming, hypothetically, that the Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of the Fund's shares would have paid the following total expenses upon redeeming such shares (assuming application of the redemption expense reimbursement fee):


--------------------------------------------------------------------
1 Year                                     $20
--------------------------------------------------------------------
3 Years                                    $48
--------------------------------------------------------------------
5 Years                                    $78
--------------------------------------------------------------------
10 Years                                  $162
--------------------------------------------------------------------

This example is to help potential investors understand the effect of expenses. Investors should understand that this example does not represent past or future expenses or returns and that actual expenses and returns may vary.

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                     Montgomery Institutional Series: Emerging Markets Portfolio
--------------------------------------------------------------------------------


                              Financial Highlights

                       Selected Per Share Data and Ratios


The following financial information was audited by Deloitte & Touche LLP, whose report, dated August 16, 1996, appears in the Annual Report of the Fund.



----------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data for the Year or Period Ended:                               June 30, 1996  June 30, 1995++  June 30, 1994*
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                                      $44.6         $43.71         $50.00
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income.............................................................      0.50          0.13           0.09
  Net realized and unrealized gain/(loss) on investments............................      3.93          0.67          (6.67)
                                                                                          ----          ----          ------
  Net increase/(decrease) in net assets resulting from investment operations........      4.43          0.80          (6.58)
                                                                                          ----          ----          ------
  Effect of redemption expense reimbursement fee....................................      0.09          0.11           0.29
  Distributions from net investment income..........................................     (0.04)        (0.01)            --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year........................................................    $49.09        $44.61         $43.71
==================================================================================================================================
Total Return**......................................................................     10.14%         2.09%        (12.58)%
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Net assets, end of year (in 000's)..................................................   $270,878     $186,666       $127,085
Ratio of net investment income to average net assets................................      1.16%         0.29%          0.47%+
Ratio of net expenses to average net assets.........................................      1.29%         1.40%          1.40%+
Portfolio turnover rate.............................................................     88%          101%           33%
Average commission rate paid(a).....................................................     $0.0007       N/A           N/A
Net investment income/(loss) before deferral and/or
  waiver of fees by Manager and/or administrator....................................     $0.33        $(0.05)         $0.01
Ratio of expenses before deferral and/or waiver of fees
  by Manager and/or administrator...................................................      1.70%         1.79%          1.81%+



--------------------

* The Montgomery Institutional Series: Emerging Markets Portfolio commenced operations on December 17, 1993.

**    Total return represents aggregate total return for the periods indicated.

+     Annualized.

++ Per share numbers have been calculated using the monthly average shares method, which more appropriately represent the per share data for the year since the use of the undistributed method did not accord with results of operations.

(a) Average commission rate paid per share of securities purchased and sold by the Fund.



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                     Montgomery Institutional Series: Emerging Markets Portfolio
--------------------------------------------------------------------------------

The Fund's Investment Objective And Policies

The Fund's investment objective and general investment policies are described below. Specific portfolio securities that the Fund may purchase are described in "Portfolio Securities," beginning on page 11. Specific investment practices that the Fund may employ are described in "Other Investment Practices," beginning on page 13. Certain risks associated with investments in the Fund are described in those sections as well as in "Risk Considerations," beginning on page 17.

The Fund's investment objective is capital appreciation, which under normal conditions it seeks by investing at least 85% of its total assets in equity securities of companies in countries having emerging markets. For these purposes, the Fund defines an emerging market country as any country whose economy and market the World Bank or the United Nations considers to be emerging or developing.

The Fund currently limits its investments to the following emerging market countries: Latin America (Argentina, Brazil, Chile, Colombia, Costa Rica, Jamaica, Mexico, Peru, Trinidad and Tobago, Uruguay, Venezuela); Asia (China, India, Indonesia, Korea, Malaysia, Pakistan, Philippines, Singapore, Sri Lanka, Taiwan, Thailand); Southern and Eastern Europe (Czech Republic, Greece, Hungary, Poland, Portugal, Turkey); Russia; Mid-East (Israel, Jordan); and Africa (Egypt, Ghana, Ivory Coast, Kenya, Morocco, Nigeria, Tunisia, Zimbabwe). In the future, the Fund may invest in other emerging market countries. Under normal conditions, the Fund maintains investments in at least six emerging market countries at all times and does not invest more than 25% of its total assets in any one emerging market country.

The Fund considers emerging market companies to be companies whose securities are principally traded in the capital market of an emerging market country; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries or from sales made in such emerging market countries, regardless of where the securities of such companies are principally traded; or organized under the laws of, and with a principal office in, an emerging market country.

The Fund uses a proprietary, quantitative asset allocation model created by the Manager. This model employs mean-variance optimization, a process used in developed markets based on modern portfolio theory and statistics. Mean-variance optimization helps determine the percent of assets to invest in each country to maximize expected returns for a given risk level. The Fund's goals are to invest in those countries that are expected to have the highest risk/reward tradeoff when incorporated into a total portfolio context and to construct a portfolio of emerging market investments that approximates the risk level of an internationally diversified portfolio of securities in developed markets. This "top-down" country selection is combined with "bottom-up" fundamental industry analysis and stock selection based on original research, publicly available information, and company visits.

The Fund invests primarily in common stocks, but it also may invest in other types of equity and equity derivative securities. The Fund may invest up to 15% of its total assets in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. See "Portfolio Securities," "Risk Considerations" and the Appendix in the Statement of Additional Information.

The Fund may invest in certain debt securities issued by the governments of emerging market countries that are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments. If such securities are convertible to equity investments, the Fund deems them to be equity derivative securities.
See "Portfolio Securities."


Josephine Jimenez, CFA, Bryan L. Sudweeks, Ph.D., CFA, Thomas R. Haslett, CFA, Angeline Ee and Frank Chiang are jointly responsible for managing the Fund's portfolio. See "Management of the Fund."


Management Of The Fund

The Montgomery Funds II (the "Trust") has a Board of Trustees that establishes the Fund's policies and supervises and reviews the management of the Fund. The day-to-day operations of the Fund are administered by the officers of the Trust and by the Manager pursuant to the terms of an Investment Management Agreement with the Fund.

Montgomery Asset Management, L.P., is the Fund's Manager. The Manager, a California limited partnership, was formed in 1990 as an investment adviser registered as such with the SEC under the Investment Advisers Act of 1940, as amended, and since then has advised private accounts, the series of funds of another registered investment company, The Montgomery Funds, as well as other series of funds of the Trust. Its general partner is Montgomery Asset Management, Inc., and its sole limited partner is Montgomery Securities, the Fund's Distributor. Under the Investment Company Act, both Montgomery Asset Management, Inc. and Montgomery Securities may be deemed control persons of the Manager. Although the operations

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                     Montgomery Institutional Series: Emerging Markets Portfolio
--------------------------------------------------------------------------------

and management of the Manager are independent from those of Montgomery Securities, the Manager may draw upon the research and administrative resources of Montgomery Securities in its discretion and consistent with applicable regulations.

Portfolio Managers

Josephine S. Jimenez, CFA, is a Managing Director and Portfolio Manager in charge of emerging markets investment research and is responsible for the Fund's investments in Latin America, the Philippines, Portugal and Turkey. Ms. Jimenez also is a portfolio manager for Montgomery Emerging Markets Fund (the "Montgomery Emerging Markets Fund"), a series of The Montgomery Funds, which commenced operations on March 1, 1992. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager in charge of managing the investments in Latin America, the Philippines, and Portugal. From 1984 through 1987, she was an investment officer at Shawmut Corporation and, from 1982 through 1984, Ms. Jimenez was a securities analyst of U.S. equities at the Massachusetts Mutual Life Insurance Company. Ms. Jimenez received a Master of Science degree from the Massachusetts Institute of Technology in 1981 and a Bachelor of Science degree from New York University in 1979. She became a Chartered Financial Analyst in 1989.

Bryan L. Sudweeks, Ph.D., CFA, is a Managing Director and Portfolio Manager in charge of emerging markets asset allocation and is responsible for the Fund's investments in Asia, and emerging Europe. Dr. Sudweeks also is a portfolio manager for the Montgomery Emerging Markets Fund. Prior to joining the Manager, he was a senior analyst and portfolio manager of investments in Asia, Greece and Turkey at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, Dr. Sudweeks was a Professor of International Finance and Investments at George Washington University and also served as an Adjunct Professor of International Investments from 1988 until May 1991. Prior to teaching, Dr. Sudweeks was a consultant at the International Finance Corporation, the private sector arm of the World Bank, where he worked on developing and expanding the IFC Emerging Markets Database. He has also worked as a financial analyst at the Amdahl Corporation and at Utah International, a former subsidiary of General Electric.

Thomas R. Haslett, CFA, is a Vice President and Portfolio Manager. From 1987 until joining the Manager in April 1992, Mr. Haslett was a Portfolio Manager at Gannett, Welsh and Kotler in Boston, Massachusetts.

Angeline Ee is a Vice President and Portfolio Manager. From 1990 until joining the Manager in July 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June 1989 until September 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore.


Frank Chiang is a Vice President and Portfolio Manager. From 1993 until joining the Manager in 1996, Mr. Chiang was Managing Director and Portfolio Manager at TCW Asia Ltd. in Hong Kong.


Management Fees and Other Expenses

The Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund, including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Fund with respect to the Manager's responsibilities under the Manager's Investment Management Agreement with the Fund. The Manager also compensates the members of the Trust's Board of Trustees who are interested persons of the Manager, and assumes the cost of printing prospectuses and shareholder reports for dissemination to prospective investors. As compensation, the Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the value of the average daily net assets of the Fund, at the annual rate of one and twenty-five one-hundredths percent (1.25%) of the first $50 million in average daily net assets, one percent (1.00%) of the next $50 million of daily net assets, and nine-tenths of one percent (.90%) of amounts over $100 million in average daily net assets. The management fee for the Fund is higher than for most mutual funds.

Montgomery  Asset  Management,  L.P.,  serves as the Fund's  Administrator  (the
"Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at an annual rate of five one-hundredths of one percent (0.05%) of average daily equity assets.

The Fund is responsible for its own operating expenses including, but not limited to: the Manager's fee; the Administrator's fee; taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, custodian, administrator, legal and auditing fees; shareholder servicing fees including fees to third party servicing agents; fees and expenses of Trustees who are not interested persons of the Manager; salaries of certain personnel; costs and expenses of calculating its daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the Investment Company Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining

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registrations of its shares for sale under federal and applicable state securities laws; all costs associated with shareholders meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Manager or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and nonrecurring expenses which are not expressly assumed by the Manager.

The Manager has agreed to reduce its management fee if necessary to keep total annual operating expenses at or below the lesser of the maximum allowable by applicable state expense limitations or one and twenty-five one hundredths of one percent (1.25%) of the Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. The Manager may terminate those voluntary reductions at any time. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

In addition, the Manager may elect to absorb operating expenses that the Fund is obligated to pay in order to increase the return to the Fund's investors. To the extent the Manager performs a service or assumes an operating expense for which the Fund is obligated to pay and the performance of such service or payment of such expense is not an obligation of the Manager under the Investment Management Agreement, the Manager is entitled to seek reimbursement from the Fund for the Manager's costs incurred in rendering such service or assuming such expense. The Manager, out of its own funds, also may compensate broker-dealers and other financial intermediaries that distribute the Fund's shares as well as other providers of shareholder and administrative services.

The Manager considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, the quality of services and execution and the availability of research that the Manager may lawfully and appropriately use in its investment management and advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Manager also may consider the sale of the Fund's shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

It is anticipated that Montgomery Securities also may act as one of the Fund's brokers in the purchase and sale of portfolio securities and, in that capacity, will receive brokerage commissions from the Fund. The Fund will use Montgomery Securities as its broker only when, in the judgment of the Manager and pursuant to review and procedures adopted by the Board of Trustees of the Trust, that firm will obtain for the Fund a price and execution at least as favorable as that available from other qualified brokers. See "Execution of Portfolio Transactions" in the Statement of Additional Information for further information regarding the Fund's policies concerning the execution of portfolio transactions.

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the master transfer agent for the Fund (the "Master Transfer Agent"), and performs certain recordkeeping and accounting functions. The Master Transfer Agent delegates certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Funds' transfer agent (the "Transfer Agent"). Morgan Stanley Trust Company, located at One Pierrepont Plaza, Brooklyn, New York 11201, serves as the Fund's principal custodian (the "Custodian").

Investment Expense and Redemption Expense Reimbursement Fees

The Board of Trustees of the Trust and the Manager have determined that payment of an investment expense reimbursement fee by certain investors is appropriate to defray the significant costs, listed below, associated with investing the proceeds received by the Fund and to offset the dilutive effect such costs would otherwise have on the net asset value of shares held by existing shareholders. Likewise, the redemption expense reimbursement fee is used to defray the significant costs, listed below, associated with the sale of portfolio securities needed to pay cash redemption requests. Therefore, the shares of the Fund are sold at a public offering price which is equal to the net asset value of such shares plus the investment expense reimbursement fee. In addition, redemption requests are paid at net asset value less the redemption expense reimbursement fee.

The amount of the reimbursement fees represents the Manager's estimate of the costs reasonably anticipated to be associated with the purchase of securities with cash received from investors and the sale of securities to obtain cash. The fees are paid to the Fund and used by it to defray those costs. Those costs include brokerage commissions on listed securities, imputed commissions on over-the-counter securities, and, in the case of foreign countries, commissions, duties and taxes (other than taxes based on net income) imposed on the purchase or sale of securities. These costs do not include distribution-related expenses. It is possible that the amount of the reimbursement fees will be more or less than the actual costs they are intended to defray. The Fund will incur any extra costs or receive any excess fees, as applicable.

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The Fund charges an investment expense reimbursement fee of seventy-five one-hundredths of one percent (0.75%) of the amount invested and a redemption expense reimbursement fee of seventy-five one-hundredths of one percent (0.75%) of the amount redeemed. Shares purchased after November 1, 1995 will not be subject to both fees. For those shares, shareholders may elect which fee to pay. Shares purchased by the Manager on behalf of advisory clients for which it has investment discretion may not be subject to these fees. Reinvestments of dividends, capital gains distributions paid by the Fund and investments in kind are not subject to the expense reimbursement fees. Purchases and redemptions in kind are not subject to the expense reimbursement fees. See "How To Invest In The Fund - In Kind Purchases."

How To Invest In The Fund


The Fund's shares are offered directly to the public at their current net asset value plus any applicable investment expense reimbursement fee, with no sales load. The Fund's shares are offered for sale by Montgomery Securities, the Fund's Distributor, 600 Montgomery Street, San Francisco, California 94111,
(415) 248-6330, and through selected securities brokers and dealers.


The minimum initial investment in the Fund is $2,000,000. Subsequent investments for the Fund must be at least $100,000. The Manager or the Distributor, in its discretion, may waive these minimums. Purchases may also be made in certain circumstances by payment of securities. See "In Kind Purchases" below and the Statement of Additional Information for further details.

Investing Directly By Check

Investors who desire to purchase shares directly from the Fund by check should:

Initial Investment

      o     Complete the Account Application.

      o     Make your  check(s)  payable  to  Montgomery  Institutional  Series:
            Emerging Markets Portfolio.

      o Mail or deliver the completed Account Application and your check(s) to the Transfer Agent: Montgomery Institutional Series: Emerging Markets Portfolio c/o DST Systems, Inc., P.O. Box 419073, Kansas City, MO 64141-6073.

Subsequent Investments

      o Detach and complete the stub attached to your account statement. If you do not have an investment stub, mail your check with written instructions indicating the Fund name and your account number.

      o     Make your  check(s)  payable  to  Montgomery  Institutional  Series:
            Emerging Markets Portfolio.

      o     Write your shareholder account number on the check.

      o     Mail  the  check(s)  and  investment  stub  to the  Transfer  Agent:
            Montgomery Institutional Series: Emerging Markets Portfolio c/o DST Systems, Inc., P.O. Box 419073, Kansas City, MO 64141-6073.

Investing Directly By Wire

Investors who desire to purchase shares directly from the Fund by wire should:

Initial Investment

      o Before wiring funds, call the Transfer Agent at 1-800-447-4210 to advise the Transfer Agent that you intend to make an initial investment by wire and to receive an account number.

      o Provide the Transfer Agent with the name of the investor and the dollar amount to be invested.

      o Complete the Account Application. Be sure to include the date and the account number. Mail or deliver the completed Account Application to the appropriate address shown at the end of the Account Application.

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                     Montgomery Institutional Series: Emerging Markets Portfolio
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      Request the investor's bank to transmit immediately available funds by wire for purchase of shares in the investor's name to the Transfer Agent's affiliated bank, as follows:

      Investors Fiduciary Trust Company
      ABA # 101003621
      For: DST Systems, Inc.
      Account # 7526601
      Attention:  Montgomery Institutional Series:
                  Emerging Markets Portfolio
      For credit to:  Name of Shareholder:_____________________________
                      Shareholder Account Number:______________________

Subsequent Investments

      o Instruct the bank to wire funds as indicated above. It is not necessary to contact the Transfer Agent prior to making subsequent investments by wire.

It is essential that complete information regarding your account be included in all wire instructions in order to facilitate prompt and accurate handling of investments. Investors may obtain further information about remitting funds in this manner and any fees that may be imposed from their own banks.

All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the U.S. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor each reserve the right to reject any purchase order in whole or in part.

If an order, together with payment in proper form, is received by the Transfer Agent or Montgomery Securities by 4:00 p.m., New York time, on any day that the New York Stock Exchange ("NYSE") is open for trading, Fund shares will be purchased at the Fund's next-determined net asset value. Orders for Fund shares received after 4:00 p.m., New York time will be purchased at the next-determined net asset value after receipt of the order.

In Kind Purchases

An investor may purchase shares of the Fund by tendering payment in kind in the form of securities, provided that any such tendered securities are readily marketable, their acquisition is consistent with the Fund's investment objective and policies, and the tendered securities are otherwise acceptable to the Fund's Manager. For purposes of in kind purchases, a security will be considered "readily marketable" if it is in the process of undergoing customary settlement and/or registration in its primary market. For the purposes of sales of shares of the Fund for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of the Fund are valued for the purpose of calculating the net asset value of the Fund's shares.

Purchases of the Fund's shares with acceptable securities will not be charged an investment expense reimbursement fee. See "Fees and Expenses of the Fund" and "Management of the Fund - Investment Expense and Redemption Expense Reimbursement Fees."

Share Certificates

Share certificates will not be issued by the Fund. All shares are held in non-certificated form registered on the books of the Fund and the Transfer Agent for the account of the shareholder.

How To Redeem An Investment In The Fund

The Fund will redeem all or any portion of an investor's outstanding shares upon request. Redemptions can be made on any day that the NYSE is open for trading. The redemption price is the net asset value per share, less any redemption expense reimbursement fee, next determined after the shares are validly tendered for redemption and such request is received by the Transfer Agent or, in the case of repurchase orders, Montgomery Securities or other securities dealers. The procedures for requesting a redemption are set forth below.


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Direct Redemption by Check or Wire

Redemptions can be requested in writing by letter directed to the Fund's Transfer Agent. If you want to have redemption proceeds wired directly to your bank account, include a voided check with your letter. Send your letter to Montgomery Institutional Series: Emerging Markets Portfolio c/o DST Systems, Inc., P.O. Box 419073, Kansas City, MO 64141-6073. The minimum amount that may be wired is $100,000 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager's discretion. The Transfer Agent requires that the signature(s) on any written request be guaranteed by an eligible guarantor institution, such as a commercial bank, a member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., an authorized credit union, a national securities exchange, a registered securities association, a clearing agency or a savings association. Please contact the Transfer Agent for more information.

In Kind Redemptions

When in the judgment of the Manager it is consistent with the best interests of the Fund, an investor may redeem shares of the Fund and receive securities from the Fund's portfolio selected by the Manager in its sole discretion, provided that such redemption is not expected to affect the Fund's ability to attain its investment objective or otherwise materially affect its operations. For the purposes of redemptions in kind, the redeemed securities shall be valued at the identical time and in the identical manner that the other portfolio securities are valued for purposes of calculating the net asset value of the Fund's shares.

Redemptions of the Fund's shares for securities will not be charged any redemption expense reimbursement fee. See "Fees and Expenses of the Fund," and "Management of the Fund - Investment Expense and Redemption Expense Reimbursement Fees."

General

Payment of redemption proceeds is made promptly regardless of when redemption occurs, but not later than three days after the receipt of all documents in proper form, including a written redemption order with appropriate signature guarantee. Redemption proceeds will be mailed or wired in accordance with the shareholder's instructions on the Account Application to a predesignated account. The minimum amount that may be wired is $100,000 (wire charges, if any, will be deducted from redemption proceeds). The Fund reserves the right to permit lesser wire amounts or fees in the Manager's discretion. The Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the SEC. In the case of shares purchased by check and redeemed shortly after the purchase, the Transfer Agent will not mail redemption proceeds until it has been notified that the monies used for the purchase have been collected, which may take up to 15 days from the purchase date. Shares tendered for redemptions through brokers or dealers (other than the Distributor) may be subject to a service charge by such brokers or dealers.

Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to redeem shares in any account if at any time, due to redemptions by the shareholder, the total value of a shareholder's account is less than $100,000. If the Fund determines to make such an involuntary redemption, the shareholder will first be notified that the value of the shareholder's account is less than $100,000 and will be allowed 30 days to make an additional investment to bring the value of that account to at least $100,000 before the Fund takes any action.

How Net Asset Value Is Determined

The net asset value of the Fund is determined once daily as of 4:00 p.m., New York time, on each day that the NYSE is open for trading. Net asset value is calculated by dividing the value of the Fund's total net assets by the total number of the Fund's shares then outstanding.

As more fully described in the Statement of Additional Information, portfolio securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and fixed income securities, the mean between the closing bid and asked price. Securities for which market quotations are not readily available or which are illiquid are valued at their fair values as determined in good faith under the supervision of the Trust's officers, and by the manager and the Pricing Committee of the Board of Trustees of the Trust, respectively, in accordance with methods which are specifically authorized by the Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.


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Securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will have their value translated into U.S. dollars at the last price of their respective currency denomination against U.S. dollars quoted by a major bank or, if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Board of Trustees. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated values of such securities.

Because foreign securities markets may close prior to the time the Fund determines its net asset value, events affecting the value of portfolio securities occurring between the time prices are determined and the time the Fund calculates its net asset value may not be reflected in the Fund's calculation of net asset value unless the Manager, under supervision of the Board of Trustees, determines that the particular event would materially affect the Fund's net asset value.

Dividends And Distributions

The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The Fund currently intends to make one or, if necessary to avoid the imposition of tax on the Fund, more distributions during each calendar year. A distribution may be made on or about December 31 of each year with respect to any undistributed capital gains earned during the one-year period ended October 31 of such calendar year. Another distribution of any undistributed capital gains will be made following the Fund's fiscal year end (June 30). The amount and frequency of distributions by the Fund are not guaranteed and are at the discretion of the Trust's Board of Trustees.

Unless investors request cash distributions in writing at least seven business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the Fund and credited to the shareholder's account at the closing net asset value on the reinvestment date, without the imposition of an investment expense reimbursement fee.

Taxation


The Fund has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its net investment income and net capital gains to its shareholders and meeting other requirements of the Code relating to the sources of its income and diversification of its assets. Accordingly, the Fund generally will not be liable for federal income tax or excise tax based on the net income except to the extent its earnings are not distributed or are distributed in a manner that does not satisfy the requirements of the Code pertaining to the timing of distributions. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation. The Fund may also incur tax liability to the extent it invests in "passive foreign investment companies." See the Statement of Additional Information for further information.


For federal income tax purposes, any dividends derived from net investment income and any excess of net short-term capital gain over net long-term capital loss that investors (other than certain tax-exempt organizations that have not borrowed to purchase Fund shares) receive from the Fund are considered ordinary income. A portion of the distributions paid by the Fund may not be eligible for the dividends-received deduction allowed to corporate shareholders under the Code. Distributions of the excess of net long-term capital gain over net short-term capital loss from transactions of the Fund are treated by shareholders as long-term capital gains regardless of the length of time the Fund's shares have been owned. Distributions of income and capital gains are taxed in the manner described above, whether they are taken in cash or are reinvested in additional shares of the Fund.

The Fund will inform its investors of the source of their dividends and distributions at the time they are paid, and will promptly after the close of each calendar year advise investors of the tax status of those distributions and dividends. Investors (including tax-exempt investors and non-U.S. investors) are advised to consult their own tax advisers regarding the particular tax consequences to them of an investment in shares of the Fund. Additional information on tax matters relating to the Fund and its shareholders is included in the Statement of Additional Information.

Portfolio Securities

Equity Securities

In seeking its investment objective, the Fund emphasizes investments in common stocks. The Fund also may invest in other types of equity securities and equity derivative securities such as preferred stocks, convertible securities, warrants, units, rights, and options on securities and on securities indices.

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Depositary Receipts


The Fund also may invest in both sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other depositary receipts. Depositary receipts are receipts typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored depositary receipts programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored depositary receipts, and the prices of unsponsored depositary receipts may be more volatile than if such depositary receipts were sponsored by the issuer.


Convertible Securities

The Fund also may invest in convertible securities as a form of equity securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in a corporation's capital structure but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, and tends to decrease as the market value of the underlying stock declines. For purposes of allocating the Fund's investments, the Manager regards convertible securities as a form of equity securities.

Securities Warrants

The Fund may invest up to 5% of its net assets in warrants, including warrants that are not listed on a securities exchange. A warrant typically is a long-term option issued by a corporation that gives the holder the privilege of buying a specified number of shares of the underlying common stock of the issuer at a specified exercise price at any time on or before an expiration date. Stock index warrants entitle the holder to receive, upon exercise, an amount in cash determined by reference to fluctuations in the level of a specified stock index. If the Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless.

Privatizations

The Fund believes that foreign governments' programs of selling all or part of the interests in government-owned or controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation and may invest in privatizations as it deems appropriate. The ability of U.S. entities such as the Fund to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

Special Situations

The Fund believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar vehicles (collectively, "special situations") could enhance the Fund's capital appreciation potential. This Fund also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Funds to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria established by the Board of Trustees. The Fund will not invest more than 15% of its total assets in all types of illiquid investments, including special situations.

Investment Companies

The Fund may invest up to 10% of its total assets in shares of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which the Fund can invest in the securities markets of those countries. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities and are subject to limitations under the Investment Company Act. The Fund also may incur tax liability to the extent it invests in stock of a foreign issuer that constitutes a "passive foreign investment company." See Statement of Additional Information.


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The Fund does not intend to invest in other investment companies unless, in the judgment of the Manager, the potential benefits of such investment exceed the associated costs relative to the benefits and costs associated with direct investments in the underlying securities. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. In accordance with applicable state regulatory provisions, the Manager has agreed to waive its management fee with respect to the portion of the Fund's assets invested in shares of other open-end investment companies. The Fund continues to pay its own management fees and other expenses with respect to its investments in shares of closed-end investment companies.

Debt Securities

The Fund may purchase debt securities that complement its objective of capital appreciation, either through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels, or in the creditworthiness of issuers. In selecting debt securities, the Manager will seek out good credits. The Manager also analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy which may be changed by the Board of Trustees, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by Standard & Poor's Corporation ("S&P"), Baa by Moody's Investor Service, Inc. ("Moody's") or BBB by Fitch
Investor Services ("Fitch"), or in unrated debt securities deemed to be of comparable quality by the Manager using guidelines approved by the Board of Trustees. Subject to this limitation, the Fund may invest in any debt security, including securities in default. See "Risk Considerations."

In addition to traditional corporate, governmental and supranational debt securities, the Fund may invest in external debt obligations issued by the governments, governmental entities and companies of emerging market countries. External debt obligations are those issued by an emerging market country or company to foreign lenders.

The percentage distribution between equity and debt will vary from country to country. The following factors, among others, will influence the proportion of the Fund's assets to be invested in equity securities versus debt securities: levels and anticipated trends in inflation and interest rates; expected rates of economic growth and corporate profits growth; changes in governmental policies, including regulations governing industry, trade, financial markets, and foreign and domestic investment; stability, solvency and expected trends of governmental finances; and the conditions of the balance of payments and changes in the terms of trade.

U.S. Government Securities

The Fund may invest in fixed rate and floating or variable rate U.S. Government securities. Certain obligations, including U.S. Treasury Bills, Notes and Bonds, and mortgage-related securities of the Government National Mortgage Association ("GNMA"), are issued or guaranteed by the U.S. Government. Other securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, for example those issued by the Federal Home Loan Bank, while others, such as those issued by the Federal National Mortgage Association ("FNMA"), Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury.

Short-term U.S. Government securities generally are considered to be among the safest short-term investments. However, the U.S. Government does not guarantee the net asset value of the Fund's shares. Also, with respect to U.S. Government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such U.S. Government securities may involve risk of loss of principal and interest.

Other Investment Practices

The Fund also may engage in the investment practices described below, each of which may involve certain special risks. The Statement of Additional Information, under the heading "Investment Objective and Policies of the Fund," contains more detailed information about certain of these practices, including limitations designed to reduce these risks.

Repurchase Agreements


The Fund may enter into repurchase agreements. Pursuant to a repurchase agreement, the Fund acquires a U.S. Government security or other high grade liquid debt instrument from a bank, a broker-dealer or other financial institution that simultaneously agrees to repurchase the same security from the Fund at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not determined by the coupon rate on the underlying security. Under the Investment Company Act, repurchase agreements are considered to be loans by the Fund and must be fully collateralized by cash, letters of credit, U.S. Government securities or other liquid equity or debt securities


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("Collateral   Assets")  separately  identified  and  rendered  unavailable  for investment. If the seller defaults on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as disposition costs in liquidating the security. See the Statement of Additional Information for further information.

Borrowing

The Fund may borrow money from banks in an aggregate amount not to exceed 10% of the Fund's total assets to meet temporary or emergency purposes, and the Fund may pledge its assets in connection with such borrowings. The Fund will not purchase any securities while any such borrowings exceed 5% of the Fund's total assets.

Securities Lending


The Fund may lend securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 10% of the Fund's total assets. Each securities loan is collateralized with Collateral Assets in an amount at least equal to the current market value of the loaned securities, plus accrued interest. If the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines as well as disposition costs in liquidating the security. See the Statement of Additional Information for further information.


When-Issued and Forward Commitment Securities

The Fund may purchase U.S. Government or other securities on a "when-issued," and may purchase or sell securities on a "forward commitment" or "delayed delivery," basis. The price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date, normally seven to 15 days later. When-issued securities and forward commitments may be sold prior to the settlement date, but the Fund will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Fund. If the Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss.


At the time the Fund enters into a transaction on a when-issued or forward commitment basis, it causes its custodian to collateralize the Fund's obligation with Collateral Assets equal to the value of the when-issued or forward commitment securities, marked to market daily. There is a risk that the securities may not be delivered and that the Fund may incur a loss.


Hedging and Risk Management Practices

In seeking to protect against the effect of adverse changes in the financial markets in which the Fund invests, or against currency exchange rate or interest rate changes that are adverse to the present or prospective positions of the Fund, the Fund may employ certain risk management practices using the following derivative securities and techniques (known as "derivatives"): forward currency exchange contracts, stock options, currency options, and stock and stock index options, futures contracts, swaps and options on futures contracts on U.S. Government and foreign government securities and currencies. The Board has adopted derivatives guidelines that require the Board to review each new type of derivative that may be used by the Fund. Some markets currently do not have instruments available for hedging transactions relating to currencies or to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such markets. To the extent that such markets do not exist, the Manager may not be able effectively to hedge its investment in such countries. Furthermore, the Fund will engage in hedging activities only when the Manager deems it to be appropriate and does not necessarily engage in hedging transactions with respect to each investment. The Statement of Additional Information contains further information on the Fund's hedging and risk management practices, including related risks and other special considerations.

Forward Currency Contracts. A forward currency contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. The Fund normally conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of the transaction, or through entering into forward contracts to purchase or sell foreign currencies at a future date. The Fund generally does not enter into a forward contract with a term greater than one year.


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The Fund generally enters into forward contracts only under two circumstances. First, if the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security in relation to another currency by entering into a forward contract to buy or sell the amount of foreign currency needed to settle the transaction. Second, if the Manager believes that the currency of a particular foreign country may suffer or substantially benefit against the U.S. dollar, it may enter into a forward contract to buy or sell the currency of such country approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. The Fund will not enter into forward contracts if, as a result, the Fund will have more than one-third of its total assets committed to the consummation of such contracts or unless the Fund owns the currency that it is obligated to deliver or has caused its custodian to collateralize the Fund's obligation with Collateral Assets having a value sufficient to cover its obligations to purchase the currency. Although forward contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be predicted accurately.


Options on Securities, Securities Indices and Currencies. The Fund also may purchase put and call options on securities and currencies traded on U.S. exchanges and, to the extent permitted by law, foreign exchanges, as well as in the over-the-counter market. The Fund may purchase call options on securities which it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency relative to the U.S. dollar). The Fund also may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value in the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the U.S. dollar). The ability to purchase put options allows the Fund to protect the unrealized gain in an appreciated security in its portfolio without actually selling the security. Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from such a sale will depend upon whether the amount received is more or less than the premium paid for the option plus the related transaction cost.

The Fund also may  purchase  put and call  options on stock  indices in order to
hedge   against  the  risk  of  stock  market  or   industry-wide   stock  price
fluctuations.

The Fund may purchase options on currencies in order to hedge its positions in a manner similar to its use of forward foreign exchange contracts and futures contracts on currencies.

The Fund may purchase and write options in the over-the-counter market ("OTC options") to the same extent that they may engage in transactions in exchange-traded options. OTC options differ from exchange-traded options in that they are negotiated individually and terms of the contract are not standardized as is the case with exchange-traded options. Moreover, because there is no clearing corporation involved in an OTC option, there is a risk of non-performance by the counterparty to the option. However, OTC options generally are much more available for securities in a wider range of expiration dates and exercise prices than exchange-traded options. It is the current position of the staff of the SEC that OTC options (and securities underlying the OTC options) are illiquid securities except to the extent OTC options are entered into with U.S. Government securities dealers designated by the Federal Reserve Bank of New York under guidelines specified by the SEC staff.
Accordingly, the Fund will treat OTC options as subject to the Fund's limitations on illiquid securities until such time as there is a change in the SEC's position. State securities laws also may impose further limitations.


Futures and Options on Futures. To protect against the effect of adverse changes in interest rates, the Fund may purchase and sell interest rate futures contracts. An interest rate futures contract is an agreement by the Fund to purchase or sell debt securities, usually U.S. Government securities, at a specified date and price. The Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge its portfolio against an anticipated increase in interest rates and a corresponding decline in the Fund's portfolio debt securities. The Fund may purchase an interest rate futures contract (i.e., enter into a futures contract to purchase an underlying security) to hedge against an interest rate decrease and corresponding increase in the value of debt securities it anticipates purchasing. The Fund also may purchase and sell put and call options on interest rate futures contracts in lieu of, and for the same purposes as, entering into the underlying interest rate futures contracts. The Fund collateralizes its obligation with Collateral Assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts for which it has an obligation to purchase.


The Fund will not enter into any futures contracts or related options if the sum of the initial margin deposits on futures contracts, related options (including options on securities, securities indices and currencies) and premiums paid for any such related options purchased by the Fund would exceed 5% of the value of the Fund's total assets. The Fund will not purchase futures contracts or related options if, as a result, more than one-third of the value of the Fund's total assets would be so invested.


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Hedging Considerations. There can be no assurance that the Fund's hedging transactions will be successful. The Fund also could be exposed to risks if it could not close out its futures or options positions because of an illiquid secondary market.


Futures, options and options on futures have effective durations which, in general, are closely related to the effective duration of their underlying securities. Holding purchased futures or call option positions (supported by Collateral Assets) may lengthen the effective duration of the Fund's portfolio.


While utilization of options, futures contracts and related options and similar instruments may be advantageous to the Fund, the Fund's performance will be worse than if the Fund did not make such investments if the Manager is not successful in employing such instruments in managing the Fund's investments or in predicting changes in the market. In addition, the Fund pays commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its return. A further discussion of the possible risks involved in transactions in options and futures contracts and related options is contained in the Statement of Additional Information.

Illiquid Securities

The Fund may not invest more than 15% of its net assets in illiquid securities. The Fund will treat any securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid securities. The Fund also treats repurchase agreements with maturities in excess of seven days as illiquid securities. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the Securities Act of 1933, as amended, and that, subject to review by the Board and guidelines adopted by the Board, the Manager has determined to be liquid. State securities laws may impose further limitations on the amount of illiquid or restricted securities that the Fund may purchase.

Defensive Investments and Portfolio Turnover

Notwithstanding its investment objective, the Fund may adopt up to a 100% cash or cash equivalent position for temporary defensive purposes to protect against the erosion of its capital base. Depending upon the Manager's analysis of the various markets and other considerations, all or part of the assets of the Fund may be held in cash and cash equivalents (denominated in U.S. dollars or foreign currencies) such as U.S. Government securities or obligations issued or guaranteed by the government of a foreign country or by an international organization designed or supported by multiple foreign governmental entities to promote economic reconstruction or development, high quality commercial paper, time deposits, savings accounts, certificates of deposit, bankers' acceptances and repurchase agreements with respect to all of the foregoing. Such investments also may be made for temporary purposes pending investment in other securities and following substantial new investment in the Fund.


Portfolio securities are sold whenever the Manager believes it is appropriate, regardless of how long the securities have been held by the Fund. The Manager therefore changes the Fund's investments whenever it believes doing so will further the Fund's investment objective or when it appears that a position of the desired size cannot be accumulated. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Portfolio turnover also may result in the recognition of capital gains that may be distributed to shareholders. Portfolio turnover in excess of 100% is considered high and increases such costs. See the "Financial Highlights" for the Fund's past portfolio turnover information. The annual portfolio turnover for the Fund is anticipated to be less than 100%. However, the Manager does not regard portfolio turnover as a limiting factor.


Investment Restrictions

The investment objective of the Fund is fundamental and may not be changed without shareholder approval, but unless otherwise stated, the Fund's other investment policies may be changed by the Trust's Board of Trustees. If there is a change in the investment objective or policies of the Fund, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial positions and needs. The Fund is subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental.


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Risk Considerations

Small Companies

While the Fund may invest in mature suppliers of products and services, and technologies, the Fund also may invest in smaller companies that can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than larger, mature issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more mature companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

Foreign Securities

Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund. The Fund has the right to purchase securities in foreign countries. Accordingly, shareholders should carefully consider the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. Investments in securities of companies domiciled in, and markets of, emerging market countries may be subject to higher risks than investments in more developed countries.

Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments), default in foreign government securities, and political or social instability or diplomatic developments which could adversely affect investment in securities of issuers in foreign nations. In addition, there is often less publicly available information about foreign issuers than those in the U.S. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Further risk factors, including use of domestic and foreign custodian banks and depositories, are described elsewhere in the Prospectus and in the Statement of Additional Information.

Brokerage commissions, fees for custodial services, and other costs relating to investments by the Fund in other countries generally are greater than in the U.S. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to settle certain transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result either in loss to the Fund if the value of the portfolio security subsequently declined or, if the Fund entered into a contract to sell the security, could result in possible claims against the Fund. In certain countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. The securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S.

Because the securities of the Fund may be denominated in foreign currencies, the value of such securities to the Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's securities denominated in the currency. Such changes also will affect the Fund's income and distributions to shareholders. The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, and the Fund therefore may engage in certain foreign currency hedging strategies. Such strategies involve certain investment risks and transaction costs to which the Fund might not otherwise be subject. These risks include dependence on the Manager's ability to predict movements in exchange rates, as well as the difficulty of predicting, and the imperfect movements between, exchange rates and currency hedges.

Some countries in which the Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.


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Many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Fund. The Fund may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.


Lower Quality Debt

The Fund is authorized to invest in medium quality (rated or equivalent to BBB by S&P or Fitch's or Baa by Moody's) or (in limited amounts) high risk, lower quality debt securities (i.e., securities rated below BBB or Baa) or, if unrated, deemed to be of equivalent investment quality as determined by the Manager. Medium quality debt securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities.

As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's or, if unrated, deemed to be of comparable quality as determined by the Manager using guidelines approved by the Board of Trustees. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) are analyzed by the Manager to determine, to the extent reasonably possible, that the planned investment is sound in the Manager's opinion. The Fund, from time to time, may purchase defaulted debt securities if, in the opinion of the Manager, the issuer may resume interest payments in the near future.

Interest Rates

The market value of debt securities sensitive to prevailing interest rates is inversely related to actual changes in interest rates; i.e., a decline in interest rates produces an increase in market value, while an increase in interest rates produces a decrease in market debt value, of these securities. Moreover, the longer the remaining maturity of a security, the greater is the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness also affect the market value of the debt securities of that issuer.

General Information

The Trust

The Fund is a separate series of The Montgomery Funds II, a Delaware business trust which was organized on September 8, 1993. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.01 par value, in any number of series. The Fund is one of several series of the Trust, the assets and liabilities of which are separate and distinct from each other.

As of August 24, 1995, all of the previously outstanding shares of each series of the Trust were redesignated as Class R shares. That redesignation did not affect the rights of holders of those shares. Other classes of shares were designated simultaneously. This Prospectus relates only to the Class R shares of the Fund. The Fund may in the future designate other classes of shares for specific purposes.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Management Agreement); all series of the Trust will vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not

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cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required to and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees at their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees pursuant to the provisions contained in Section 16(c) of the Investment Company Act.

Performance Information

From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information generally will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's average annual compounded rate of return is determined by reference to a hypothetical $1,000 cash investment that includes capital appreciation and depreciation for the stated period according to a specific formula, but is subject to the expense reimbursement fees discussed elsewhere in this Prospectus. Aggregate total return is calculated in a similar manner, except that the results are not annualized. Total return figures will reflect all recurring charges against the Fund's income. See "Performance Information" in the Statement of Additional Information.

The investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Legal Opinion

The validity of shares of beneficial interest offered by this Prospectus will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San Francisco, California 94104.

Shareholder Reports and Inquiries


Unless otherwise requested, only one copy of each shareholder report or other material will be sent to each address regardless of the number of shareholders or accounts at that address. Shareholder inquiries generally should be directed to (415) 248- 6330.


Backup Withholding Instructions

Shareholders are required by law to provide the Fund with their correct Social Security or other Taxpayer Identification Number ("TIN"), regardless of whether they file tax returns. Failure to do so may subject a shareholder to penalties. Failure to provide a correct TIN, to check the appropriate boxes in the Account Application and to sign the shareholder's name could result in backup withholding by the Fund of an amount of income tax equal to 31% of distributions, redemptions, exchanges and other payments made to a shareholder's account. Any tax withheld may be credited against taxes owed on a shareholder's federal income tax return.

A shareholder who does not have a TIN should apply for one immediately by contacting the local office of the Social Security Administration or the IRS. Backup withholding could apply to payments made to a shareholder's account while awaiting receipt of a TIN. Special rules apply for certain entities. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished.

If a shareholder has been notified by the IRS that the shareholder is subject to backup withholding because the shareholder failed to report all interest and dividend income on his, her or its tax return and the shareholder has not been notified by the IRS that such withholding should cease, the shareholder should cross out the backup withholding certification in the signature portion of the Account Application.

If a shareholder is a nonresident alien or foreign entity, a completed Form W-8 should be provided to the Fund in order to avoid backup withholding on redemptions and other payments. Dividends paid to a shareholder account by the Fund may be subject to up to 30% withholding instead of backup withholding.

If a shareholder is an exempt recipient, the shareholder should furnish a TIN. Exempt recipients include: certain corporations, certain tax-exempt entities, tax-exempt pension plans and IRAs, governmental agencies, financial institutions, registered securities and commodities dealers and others.

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For further information regarding backup withholding, see Section 3406 of the Code and consult with a tax adviser.



                        ---------------------------------




This Prospectus is not an offering of the securities herein described in any state in which the offering is unauthorized. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in this Prospectus, the Statement of Additional Information, or in the Fund's official sales literature.


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                               Investment Manager
                        Montgomery Asset Management, L.P.
                              101 California Street
                         San Francisco, California 94111
                                 (415) 248-6330

                                   Distributor
                              Montgomery Securities
                              600 Montgomery Street
                         San Francisco, California 94111
                                 (415) 627-2485

                                    Custodian
                          Morgan Stanley Trust Company
                              One Pierrepont Plaza
                            Brooklyn, New York 11201

                                 Transfer Agent
                                DST Systems, Inc.
                                 P.O. Box 419073
                        Kansas City, Missouri 64141-6073
                                 1-800-447-4210

                                    Auditors
                              Deloitte & Touche LLP
                                50 Fremont Street
                         San Francisco, California 94105

                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104

      ---------------------------------------------------------------------

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO

      ---------------------------------------------------------------------

                             THE MONTGOMERY FUNDS II


           MONTGOMERY INSTITUTIONAL SERIES: EMERGING MARKETS PORTFOLIO


                              101 California Street
                         San Francisco, California 94111
                                 (415) 248-6330


                       STATEMENT OF ADDITIONAL INFORMATION
                                November 12, 1996



         The Montgomery Funds II (the "Trust") is an open-end management investment company organized as a Delaware business trust with different series of shares of beneficial interest. Montgomery Institutional Series: Emerging Markets Portfolio (the "Fund") is a series of the Trust. The Fund is managed by Montgomery Asset Management, L.P. (the "Manager") and its shares are distributed by Montgomery Securities (the "Distributor"). This Statement of Additional Information contains information in addition to that set forth in the Prospectus for the Fund (the "Prospectus"), dated November 12, 1996, as may be revised from time to time. The Prospectus provides the basic information a prospective investor should know before purchasing shares of the Fund and may be obtained without charge at the address or telephone number provided above. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus.


                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
The Trust...................................................................B- 2
Investment Objective and Policies of the Fund...............................B- 2
Risk Factors................................................................B-14
Investment Restrictions.....................................................B-16
Distributions and Tax Information...........................................B-19
Trustees and Officers.......................................................B-25

Investment Management and Other Services....................................B-31
Execution of Portfolio Transactions.........................................B-36
Additional Purchase and Redemption Information..............................B-40
Determination of Net Asset Value............................................B-42
Principal Underwriter.......................................................B-44
Performance Information.....................................................B-44
General Information.........................................................B-48
Financial Statements........................................................B-50
Appendix A..................................................................B-51

                                    THE TRUST

                  The Trust is an open-end management investment company organized as a Delaware business trust on September 8, 1993, and registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust currently offers shares of beneficial interest, $.01 par value per share, in various series. Each series offers three classes of shares (Class R, Class P and Class L). This Statement of Additional Information pertains to Montgomery Institutional Series: Emerging Markets Portfolio.

                  INVESTMENT OBJECTIVE AND POLICIES OF THE FUND

                  The  investment   objective  and  policies  of  the  Fund  are
described in detail in the Prospectus. The following discussion supplements the discussion in the Prospectus.

                  The Fund is a diversified series of the Trust, an open-end management investment company offering redeemable shares of beneficial interest. The achievement of the Fund's investment objective will depend on market conditions generally and on the Manager's analytical and portfolio management skills.

Portfolio Securities


                  Depositary  Receipts.  The Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of the Fund's investment policies, the Fund's investments in ADRs, EDRs, and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted.


                  Other Investment Companies. The Fund may invest up to 10% of its total assets in securities issued by other investment companies investing in securities in which the Fund can invest provided that such investment companies invest in portfolio securities in a manner consistent with the Fund's investment objective and policies. Applicable provisions of the Investment Company Act require that the Fund limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group; and (b) either the Fund and affiliated persons of the Fund not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by the Fund in excess of 1% of the company's total outstanding shares be deemed illiquid); or the Fund not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. In accordance with applicable regulatory provisions of the State of California, the Manager has agreed to waive its management fee with respect to assets of the Fund that are invested in other investment companies.

                   U.S. Government Securities. Generally, the value of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities") held by the Fund will fluctuate inversely with interest rates.

                  U.S.  Government  securities  in which  the  Fund  may  invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. Government, including the Federal Housing Administration ("FHA"), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Bank, Farm Credit System Financial Assistance Corporation, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Financing Corporation, Federal Financing Bank, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, Resolution Funding Corporation, Student Loan Marketing Association and Washington Metropolitan Area Transit Authority. Direct obligations of the U.S. Treasury include a variety of securities that differ primarily in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, the Fund will not invest in obligations issued by an instrumentality of the U.S. Government unless the Manager determines that the instrumentality's credit risk makes its securities suitable for investment by the Fund.

Risk Factors/Special Considerations Relating to Debt Securities

                  The Fund may invest in debt securities which are rated below Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P") or Fitch Investor Services ("Fitch"), or, if unrated, are deemed to be of equivalent investment quality by the Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Fund will invest no more than 5% of its assets in debt securities rated below Baa by Moody's or BBB by S&P or Fitch, or, if unrated, of equivalent investment quality as determined by the Manager. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

                  Bonds which are rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P or Fitch are obligations on which no interest is being paid. Bonds rated below BBB or Baa are often referred to as "junk bonds."

                  Although such bonds may offer higher yields than higher rated securities, low rated debt securities generally involve greater price volatility and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated debt securities are traded are more limited than those for higher rated securities. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect, and cause fluctuations in, the daily net asset value of the Fund's shares.

                  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent it invests in low rated debt securities, be more dependent upon such credit analysis than would be the case if the Fund were investing in higher rated debt securities.

                  Low rated debt  securities may be more  susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated debt securities, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, the Fund may incur additional expenses to seek financial recovery. The low rated bond market is relatively new, and many of the outstanding low rated bonds have not endured a major business downturn.

Hedging and Risk Management Practices

                  In order to hedge against foreign currency exchange rate risks, the Fund may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below. The Fund also may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of the transaction.

                  The Fund also may purchase other types of options and futures and may, in the future, write covered options, as described below and in the Prospectus.

                  Forward Contracts. The Fund may enter into forward contracts to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date which is individually negotiated and privately traded by currency traders and their customers.

                  The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of the security or dividend or interest payment. In addition, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

                  In connection with the Fund's forward contract transactions, an amount of the Fund's assets equal to the amount of the Fund's commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, the Fund always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth above may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Fund than if it had not engaged in such contracts. The Fund generally will not enter into a forward foreign currency exchange contract with a term greater than one year.


                  Futures Contracts and Options on Futures Contracts. To hedge against movements in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts and options on futures contracts. The Fund also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures
contracts  may  be  based  on  various  securities  (such  as  U.S.   Government
securities), securities indices, foreign currencies and other financial instruments and indices.

                  The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that the Fund will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Fund may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the Fund's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

                  The Fund will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund's futures transactions generally will be entered into only for traditional hedging purposes - i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect the Fund against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

                  Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions which may result in a profit or a loss. While the Fund's futures contracts on securities or currencies will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities or currencies whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

                  By using futures contracts to hedge its positions, the Fund seeks to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Fund proposes to acquire. For example, when interest rates are rising or securities prices are falling, the Fund can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, the Fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. The Fund can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency that the Fund has acquired or expects to acquire.

                  As part of its hedging strategy, the Fund also may enter into other types of financial futures contracts if, in the opinion of the Fund's Manager, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and such futures contracts. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of the portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of the Fund's portfolio securities could substantially be offset by a decline in the value of the futures position.

                  The acquisition of put and call options on futures contracts gives the Fund the right (but not the obligation), for a specified price, to sell or purchase, respectively, the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives the Fund the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

                  The Fund may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

                  Loss from investing in futures transactions by the Fund is potentially unlimited.

                  The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

                  Options on Securities, Securities Indices and Currencies. The Fund may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolio and on any securities index based in whole or in part on securities in which the Fund may invest. The Fund also may enter into closing sales transactions in order to realize gains or minimize losses on options it has purchased.

                  The Fund normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the foreign currency in which such securities are denominated. The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

                  The Fund may purchase and sell options that are traded on U.S. and foreign exchanges and options traded over the counter ("OTC options") with broker-dealers who make markets in these options. The ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Trading in OTC options is also subject to the risk that the other party will be unable or unwilling to close out options purchased by the Fund.

                  Although the Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

                  Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or
(vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

                  Although the Fund does not currently intend to do so, the Fund may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which the Fund may invest. A covered call option is an option where the Fund, in return for a premium, gives another party the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against the price of the underlying security declining. However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

                  The Fund also may write covered put options which give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price. The Fund will receive a premium for writing a put option but will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. In order to "cover" the put options that it has written, the Fund will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with a value equal to or greater than the exercise price of the put options. The Fund will not write put options if the aggregate value of the obligations underlying the put options shall exceed 10% of the Fund's total assets.

                  There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of the Fund's orders.

Other Investment Practices

                  Repurchase Agreements. As noted in the Prospectus, the Fund may enter into repurchase agreements. The Fund's repurchase agreements generally will involve a short-term investment in a U.S. Government security or other high grade liquid debt security, with the seller of the underlying security agreeing to repurchase it from the Fund at a mutually agreed-upon time and price. The repurchase price generally is higher than the purchase price, the difference being interest income to the Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to the Fund is unrelated to the interest rate on the underlying security itself.

                  Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Manager, acting under the supervision of the Board of Trustees, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Fund enters into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Trust's Board of Trustees.

                  The Fund generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Fund regards repurchase agreements with maturities in excess of seven days as illiquid. The Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

                  For purposes of the Investment Company Act, a repurchase agreement is deemed to be a collateralized loan from the Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

                  Apart from the risk of bankruptcy or insolvency proceedings, the Fund also runs the risk that the seller may fail to repurchase the security. However, the Fund always requires collateral for any repurchase agreement to which it is a party in the form of securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund makes payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement at all times equals or exceeds the repurchase price.

                  The Fund may participate in one or more joint accounts with other funds of the Trust that may invest in repurchase agreements collateralized either by (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities, or (ii) privately issued mortgage-related securities that are in turn collateralized by securities issued by GNMA, FNMA or FHLMC, and are rated in the highest rating category by a nationally recognized statistical rating organization, or, if unrated, are deemed by the Manager to be of comparable quality using objective criteria. Any such repurchase agreement will have, with rare exceptions, an overnight, over-the-weekend or over-the-holiday duration, and in no event will have a duration of more than seven days.

                  Lending of Portfolio Securities. Although the Fund does not currently intend to do so, the Fund may lend its portfolio securities having a value of up to 10% of its total assets in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. Upon such termination, the Fund is entitled to obtain the return of the securities loaned within five business days.

                  For the duration of the loan, the Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to the securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Manager to be creditworthy, and when, in the judgment of the Manager, the income which can be earned currently from such loans justifies the attendant risk.

                  When-Issued and Forward Commitment Securities. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer. While the Fund reserves the right to sell when-issued or delayed delivery securities prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Fund does not believe that its net asset value will be adversely affected by its purchase of securities on a when-issued or delayed delivery basis. The Fund causes its custodian to segregate cash, U.S. Government securities or other liquid equity or debt securities with a value equal in value to commitments for when-issued or delayed delivery securities. The segregated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund will earn no income on these assets.


                  Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among other things, purchased OTC options, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Illiquid securities also include shares of an investment company held by the Fund in excess of 1% of that company's total outstanding shares. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by the Fund may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

                  In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

                  Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

                  The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including but not limited to (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security, (iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Fund's portfolio and reports periodically on such decisions to the Board of Trustees.


                                  RISK FACTORS

Foreign Securities

                  Investors in the Fund should consider carefully the substantial risks involved in securities of companies located or doing business in, and governments of, foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published regarding companies in the U.S. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. Many foreign markets have substantially less volume than either the established domestic securities exchanges or the OTC markets. Securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commission rates in foreign countries, which may be fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of securities exchanges, brokers and listed companies than in the U.S. and capital requirements for brokerage firms are generally lower. Settlement of transactions in foreign securities may, in some instances, be subject to delays and related administrative uncertainties.

Emerging Market Countries

                  The Fund invests in securities of companies domiciled in, and in markets of, so-called "emerging market countries." These investments may be subject to potentially higher risks than investments in developed countries. These risks include (i) volatile social, political and economic conditions; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) the existence of national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain emerging market countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain emerging market countries may be slowed or reversed by unanticipated political or social events in such countries.

Exchange Rates and Polices

                  The Fund endeavors to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Fund's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

                  The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

                  The Trustees consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Trustees also consider the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services").

Hedging Transactions

                  While transactions in forward contracts, options, futures contracts and options on futures (i.e., "hedging positions") may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Fund may benefit from the use of hedging positions, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any hedging positions. If the correlation between a hedging position and portfolio position which is intended to be protected is imperfect, the desired protection may not be obtained, and the Fund may be exposed to risk of financial loss.

                  Perfect correlation between the Fund's hedging positions and portfolio positions may be difficult to achieve because hedging instruments in many foreign countries are not yet available. In addition, it is not possible to hedge fully against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

                             INVESTMENT RESTRICTIONS

                  The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the Investment Company Act. The Fund may not:

                  1. With respect to 75% of its total assets, invest in the securities of any one issuer (other than the U.S. Government and its agencies and instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of the Fund would be invested in such issuer. There are no limitations with respect to the remaining 25% of its total assets, except to the extent other investment restrictions may be applicable.

                  2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 10% of its portfolio securities as described above and in its Prospectus, or (c) to the extent the entry into a repurchase agreement is deemed to be a loan.

                  3. (a) Borrow money, except for temporary or emergency purposes from a bank, and then not in excess of 10% of the value of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 5% of total assets.

                      (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

                  4. Except as required in connection with permissible hedging activities, purchase securities on margin or underwrite securities. (This does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

                  5. Buy or sell real estate (including interests in real estate limited partnerships or issuers that qualify as real estate investment trusts under federal income tax law) or commodities or commodity contracts; however, the Fund, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in the Prospectus and Statement of Additional Information.

                  6. Buy or sell interests in oil, gas or mineral exploration or development leases and programs. (This does not preclude permissible investments in marketable securities of issuers engaged in such activities.)

                  7. Invest more than 5% of the value of its total assets in securities of any issuer which has not had a record, together with its predecessors, of at least three years of continuous operation. (This is an operating policy which may be changed without shareholder approval.)

                  8. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in the Prospectus or this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

                  9. Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A- eligible restricted securities, subject to the regulations of the State of Ohio), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and OTC options (and securities underlying such options) purchased by a Fund. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act, changes in relevant SEC interpretations.

                  10. Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy which may be changed without shareholder approval, consistent with the Investment Company Act.)

                  11. Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (This does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.) For purposes of this restriction, the Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

                  12. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase transactions.

                  13. Acquire or dispose of put, call, straddle or spread options except as described herein and in the Prospectus and subject to the following conditions:

                           (A) such options are written by other persons (except
as described herein or in the Prospectus), and

                           (B) the  aggregate  premiums paid on all such options
which are held at any time do not exceed 5% of the Fund's total assets.

(This is an operating policy which may be changed without shareholder approval, consistent with the regulations of the State of California.)

                  14. Except as and unless described in the Prospectus and this Statement of Additional Information, engage in short sales of securities. (This is an operating policy which may be changed without shareholder approval, consistent with applicable regulations.)

                  15. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets. Included in such amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value. (This is an operating policy which may be changed without shareholder approval, consistent with the regulations of the State of Texas.)

                  16. (a) Purchase or retain in the Fund's portfolio any security if any officer, trustee or shareholder of the issuer is at the same time an officer, trustee or employee of the Trust or of its investment adviser and such person owns beneficially more than 1/2 of 1% of the securities and all such persons owning more than 1/2 of 1% own more than 5% of the outstanding securities of the issuer.

                       (b) Purchase more than 10% of the outstanding voting securities of any one issuer. (This is an operating policy which may be changed without shareholder approval, consistent with the regulations of the State of Ohio.)


                  17. Invest in commodities, except for futures contracts or options on futures contracts, if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.


                  To the extent these restrictions reflect matters of operating policy which may be changed without shareholder vote, these restrictions may be amended upon approval by the Board of Trustees and notice to shareholders.

                  If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.

                        DISTRIBUTIONS AND TAX INFORMATION

                  Distributions. The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the

Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

                  The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from previous years), while a distribution from capital gains, will be distributed to shareholders with and as a part of income dividends. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from previous years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held.

                  Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

                  As stated in the Prospectus, dividends and other distributions will generally be made in the form of additional shares of the Fund. Investors have the right to change their election with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

                  Tax Information. The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

                  In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, (b) derive less than 30% of its gross income each year from the sale or other disposition of stock or securities (or options thereon) held less than three months (excluding some amounts otherwise included in income as a result of certain hedging transactions), and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

                  Distributions of net investment income and net realized capital gains will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

                  The Fund or the securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the Account Application Form or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

                  The Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

                  The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

                  If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of the Fund's foreign source income (including any foreign income taxes paid by the Fund), and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code. If not more than 50% in value of the Fund's total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund. In either case, shareholders will be informed by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns.

                  The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. The Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives from PFIC stock may be subject to a non-deductible federal income tax at the Fund level. In some cases, the Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances.

                  Hedging. The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

                  For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

                  Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

                  Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

                  Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code.

                  A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the fund and the purchase price of the Fund's shares acquired by the shareholder.

                  Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of the Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

                  Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

                  Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S.
investors.

                  The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Heller, Ehrman, White & McAuliffe has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

                              TRUSTEES AND OFFICERS

                  The Trustees are responsible for the overall management of the Fund, including general supervision and review of its investment activities. The officers, who administer the Fund's daily operations, are appointed by the Board of Trustees. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below:

                  R.  Stephen  Doyle,  Chairman  of the Board,  Chief  Executive
                  Officer,   Principal  Financial  and  Accounting  Officer  and
                  Trustee (Age 56).*


                  101 California  Street,  San Francisco,  California 94111.
                  Mr. Doyle has been the Chairman and a Director of Montgomery Asset Management, Inc., the general partner of the Manager, and Chairman of the Manager since April 1990. Mr. Doyle is a managing director of the investment banking firm of Montgomery Securities, the Fund's


--------
* Trustee deemed an "interested person" of the Funds as defined in the Investment Company Act.

                  Distributor, and has been employed by Montgomery Securities since October 1983.


                  Mark B. Geist, President (Age 43)

                  101 California Street, San Francisco, California 94111. Mr. Geist has been the President and a Director of Montgomery Asset Management, Inc. and President of the Manager since April 1990. From October 1988 until March 1990, Mr. Geist was a Senior Vice President of Analytic Investment Management. From January 1986 until October 1988, Mr. Geist was a Vice President with RCB Trust Co. Prior to January 1986, Mr. Geist was the Pension Fund Administrator for St. Regis Co., a manufacturing concern.

                  Jack G. Levin, Secretary (Age 49)

                  600 Montgomery Street, San Francisco, California 94111. Mr. Levin has been Director of Legal and Regulatory Affairs for Montgomery Securities since January 1983.

                  John T. Story, Executive Vice President (Age 56)

                  101 California Street, San Francisco, California 94111. Mr. Story has been the Managing Director of Mutual Funds and Executive Vice President of Montgomery Asset Management, L.P. since January 1994. From December 1978 to January 1994, he was Managing Director - Senior Vice President of Alliance Capital Management.

                  David E. Demarest, Chief Administrative Officer (Age 42)

                  101 California Street, San Francisco, California 94111. Mr. Demarest has been the Chief Administrative Officer since 1994. From 1991 until 1994, he was Vice President of Copeland Financial Services. Prior to joining Copeland, Mr. Demarest was Vice President/Manager for the Overland Express Funds Division for Wells Fargo Bank.

                  Mary Jane Fross, Treasurer (Age 44)

                  101 California Street, San Francisco, California 94111. Ms. Fross is Manager of Mutual Fund Administration and Finance for the Manager. From November 1990 to her arrival at the Manager in 1993, Ms. Fross was Financial Analyst/Senior Accountant with Charles Schwab, San Francisco, California. From 1989 to November 1990, Ms. Fross was Assistant Controller of Bay Bank of Commerce, San Leandro, California.

                  Roger W. Honour, Vice President (Age 42)

                  101 California Street, San Francisco, California 94111. Mr. Honour is a Managing Director and Senior Portfolio Manager for the Manager. Roger Honour joined the Manager in June 1993 as Managing Director and Portfolio Manager responsible for mid and large capitalization growth stock investing. Prior to joining Montgomery Asset Management, he was Vice President and Portfolio Manager at Twentieth Century Investors from 1992 to 1993. Mr. Honour was a Vice President and Portfolio Manager at Alliance Capital Management from 1990 to 1992. Mr. Honour was a Vice President of Institutional Equity Research and Sales at Merrill Lynch Capital Markets from 1980 to 1990.

                  Stuart O. Roberts, Vice President (Age 41)

                  101 California Street, San Francisco, California 94111. Mr. Roberts is a Managing Director and Portfolio Manager for the Manager. For the five years prior to his start with the Manager in 1990, Mr. Roberts was a portfolio manager and analyst at Founders Asset Management.

                  Oscar A. Castro, Vice President (Age 41)

                  101 California Street, San Francisco, California 94111. Mr. Castro, CFA, is a Managing Director and Portfolio Manager for the Manager. Before joining the Manager, he was vice president/portfolio manager at G.T. Capital Management, Inc. from 1991 to 1993. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Castro was deputy portfolio manager/analyst at Templeton International.

                  John D. Boich, Vice President (Age 35)

                  101 California Street, San Francisco, California 94111. Mr. Boich, CFA, is a Managing Director and Portfolio Manager. Prior to joining the Manager, Mr. Boich was vice president and portfolio manager at The Boston Company Institutional Investors Inc. from 1990 to 1993. From 1989 to 1990, Mr. Boich was the founder and co-manager of The Common Goal World Fund, a global equity partnership. From 1987 to 1989, Mr. Boich worked as a financial adviser with Prudential-Bache Securities and E.F. Hutton & Company.

                  Josephine S. Jimenez, Vice President (Age 42)

                  101 California Street, San Francisco, California 94111. Ms. Jimenez, CFA, is a Managing Director and Portfolio

                  Manager for the Manager. From 1988 through 1991, Ms. Jimenez worked at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. as senior analyst and portfolio manager.


                  Bryan L. Sudweeks, Vice President (Age 41)

                  101 California Street, San Francisco, California 94111. Dr. Sudweeks, Ph.D., CFA, is a Managing Director and Portfolio Manager for the Manager. Prior to joining the Manager, he was a senior analyst and portfolio manager at Emerging Markets Investors Corporation/Emerging Markets Management in Washington, D.C. Previously, Dr. Sudweeks was a Professor of International Finance and Investments at George Washington University and also served as an Adjunct Professor of International Investments from 1988 until May 1991.

                  William C. Stevens, Vice President (Age 40)

                  101 California Street, San Francisco, California 94111. Mr. Stevens is a Portfolio Manager and Managing Director for the Manager. At Barclays de Zoete Wedd Securities from 1991 to 1992, he was responsible for starting its CMO and asset-backed securities trading. Mr. Stevens traded stripped mortgage securities and mortgage-related interest rate swaps for the First Boston Corporation from 1990 to 1991 and while with Drexel Burnham Lambert from 1984 to 1990. He was responsible for the origination and trading of all derivative mortgage-related securities with more than $10 billion in total issuance.

                  John H. Brown, Vice President (Age 35)

                  101 California Street, San Francisco, California 94111. Mr. Brown, CFA, is a Senior Portfolio Manager and Managing Director for the Manager. Preceding his arrival at the Manager in May 1994, Mr. Brown was an analyst and portfolio manager at Merus Capital Management in San Francisco, California from June 1986.

                  Thomas R. Haslett, Vice President (Age 35)

                  101 California Street, San Francisco, California 94111. Mr. Haslett is a Vice President and Senior Portfolio Manager for the Manager. From September 1987 until joining the Manager in April 1992, Mr. Haslett was a Portfolio Manager with Gannett, Welsh and Kotler in Boston, Massachusetts.

                  Frank Chiang, Vice President (Age 47)

                  101 California Street, San Francisco, California 94111. Mr. Chiang is a Vice President and Portfolio Manager for the Manager. Before joining the Manager, Mr. Chiang was Managing Director and Portfolio Manager at TCW Asia Ltd. in Hong Kong.

                  Angeline Ee, Vice President (Age 35)

                  101 California Street, San Francisco, California 94111. Ms. Ee is a Vice President and Portfolio Manager for the Manager. From 1990 until joining the Manager in July, 1994, Ms. Ee was an Investment Manager with AIG Investment Corp. in Hong Kong. From June, 1989 until September, 1990, Ms. Ee was a co-manager of a portfolio of Asian equities and bonds at Chase Manhattan Bank in Singapore.

                  Michael Carmen, Vice President (Age 34)

                  101 California Street, San Francisco, California 94111. Michael Carmen, CFA, is a Vice President and Senior Portfolio Analyst for the Manager. From 1993 until joining the Manager in 1996, he was a Vice President and Associate Portfolio Manager with State Street Research and Management Company in Boston where he assisted with the management of capital appreciation and growth portfolios. Before then, he was a Senior Equity Analyst with State Street and, from 1991 to 1992, with Cigna Investments in Hartford.

                  Jerome C. Philpott, Vice President (Age 35)

                  101 California Street, San Francisco, California 94111. Jerome
                  C. (Cam) Philpott, CFA, is a Vice President and Portfolio Manager for the Manager. Before joining the Manager, Mr. Philpott was a securities analyst with Boettcher & Company in Denver from 1988 to 1991.

                  Bradford D. Kidwell, Vice President (Age 39)

                  101 California Street, San Francisco, California 94111. Bradford D. Kidwell is a Vice President and Portfolio Manager for the Manager. Mr. Kidwell joined the Manager in 1991 from the position he held since 1989 as the sole general partner and portfolio manager of Oasis Financial Partners, an affiliate of the Distributor that invested in savings and loans. Before then, he covered the savings and loan industry for Dean Witter Reynolds from 1987 to 1989.

                  John A. Farnsworth, Trustee (Age 55)


                  One California Street, Suite 1950, San Francisco, California 94111. Mr. Farnsworth is a partner of Pearson, Caldwell & Farnsworth, Inc., an executive search consulting firm. From May 1988 to September 1991, Mr. Farnsworth was the Managing Partner of the San Francisco office of Ward Howell International, Inc., an executive recruiting firm. From May 1987 until May 1988, Mr. Farnsworth was Managing Director of Jeffrey Casdin & Company, an investment management firm specializing in biotechnology companies. From May 1984 until May 1987, Mr. Farnsworth served as a Senior Vice President of Bank of America and head of the U.S. Private Banking Division.


                  Andrew Cox, Trustee (Age 52)


                  750 Vine Street, Denver, Colorado 80206. Since June 1988, Mr. Cox has been engaged as an independent investment consultant. From September 1976 until June 1988, Mr. Cox was a Vice President of the Founders Group of Mutual Funds, Denver, Colorado, and Portfolio Manager or Co-Portfolio Manager of several of the mutual funds in the Founders Group.


                  Cecilia H. Herbert, Trustee (Age 47)

                  2636 Vallejo  Street,  San Francisco,  California  94123.  Ms.
                  Herbert was Managing Director of Morgan Guaranty Trust Company. From 1983 to 1991 she was General Manager of the bank's San Francisco office, with responsibility for lending, corporate finance and investment banking. Ms. Herbert is a member of the Board of Schools of the Sacred Heart, and is a member of the Archdiocese of San Francisco Finance Council, where she chairs the Investment Committee.

                  Jerome S. Markowitz, Trustee (Age 57)

                  600 Montgomery Street, San Francisco, California 94111. Mr. Markowitz was elected as a trustee of The Montgomery Funds II, effective November 16, 1995. Mr. Markowitz has been the Senior Managing Director of Montgomery Securities (the Distributor) since January 1991. Mr. Markowitz joined Montgomery Securities in December 1987.




                  The officers of the Trust, and the Trustees who are considered
"interested persons" of the Trust, receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or partners of the Manager or the Distributor may receive

                                      B-30



remuneration indirectly because the Manager will receive a management fee from the Fund and Montgomery Securities will receive commissions for executing portfolio transactions for the Fund. The Trustees who are not affiliated with the Manager or the Distributor receive an annual retainer and fees and expenses for each regular Board meeting attended. The aggregate compensation paid by the Trust to each of the Trustees during the fiscal year ended June 30, 1996, and the aggregate compensation paid to each of the Trustees during the fiscal year ended June 30, 1996 by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.


                                                                                    Total
                                                                  Pension or        Compensation
                                                Aggregate         Retirement        From the
                          Aggregate             Compensation      Benefits          Trusts and
                          Compensation          from The          Accrued as        Fund Complex
                          from The              Montgomery        Part of Fund      (1 additional
Name of Trustee           Montgomery Funds      Funds II          Expenses*         Trust)
---------------           ----------------      ------------      ------------      ------
R. Stephen Doyle          None                  None              --                None
Jerome S. Markowitz       None                  None              --                None
John A. Farnsworth        $25,000               $5,000            --                $32,500
Andrew Cox                $25,000               $5,000            --                $32,500
Cecilia H. Herbert        $25,000               $5,000            --                $32,500




*   The Trusts do not maintain pension or retirement plans.



                    INVESTMENT MANAGEMENT AND OTHER SERVICES

                  Investment Management Services. As stated in the Prospectus, investment management services are provided to the Fund by Montgomery Asset Management, L.P., the Manager, pursuant to an Investment Management Agreement dated November 18, 1993 (the "Agreement"). The Agreement is in effect with respect to the Fund through May 23, 1996 and shall continue in effect thereafter for periods not exceeding one year so long as such continuation is approved at least annually by (i) the Board of Trustees of the Trust or the vote of a majority of the outstanding shares of the Fund, and (ii) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by the Fund or the Manager upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act.

                  For services performed under the Agreement, the Fund pays the Manager a monthly management fee (accrued daily but paid when requested by the Manager) based upon the average daily net assets of the Fund, at the annual rate of one and twenty-five one-hundredths of one percent (1.25%) of the first $50 million in average daily net assets, one percent (1.00%) of the next $50 million in average daily net assets and nine-tenths of one percent (.90%) of amounts over $100 million in average daily net assets.

                  As noted in the Prospectus, the Manager has agreed to reduce some or all of its management fee if necessary to keep total operating expenses (excluding any Rule 12b-1 fees), expressed on an annualized basis, at or below one and twenty-five one hundredths of one percent (1.25%) of the Fund's average net assets. The Manager also may voluntarily reduce additional amounts to increase the return to the Fund's investors. Any reductions made by the Manager in its fees are subject to reimbursement by the Fund within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Fund for fees and expenses for the current year.

                  Operating expenses for purposes of the Agreement include the Manager's management fee but do not include any taxes, interest, brokerage commissions, if any, expenses incurred in connection with any merger or reorganization, any extraordinary expenses such as litigation, and such other expenses as may be deemed excludable with the prior written approval of any state securities commission imposing an expense limitation. The Manager may also at its discretion from time to time pay for other Fund expenses from its own funds or reduce the management fee of the Fund in excess of that required.

                  The Agreement was approved with respect to the Fund by the Board of Trustees of the Trust at a duly called meeting. In considering the Agreement, the Trustees specifically considered and approved the provision which permits the Manager to seek reimbursement of any reduction made to its management fee within the three-year period following such reduction subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. The Trustees also considered that any such management fee reimbursement will be accounted for on the financial statements of the Fund as a contingent liability of the Fund and will appear as a footnote to the Fund's financial statements until such time as it appears that the Fund will be able to effect such reimbursement. At such time as it appears probable that the Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

                  As compensation for its investment management services the Fund paid the Manager investment advisory fees in the amounts specified below. Additional investment advisory fees payable under the Agreement may have instead been waived by the Manager, but may be subject to reimbursement by the Fund as discussed previously.



                                        Year or Period Ended June 30,
                                        -----------------------------
                                   1996             1995              1994
                                   ----             ----              ----

Emerging Markets Portfolio      $2,827,007       $1,789,283         $587,523




                  The Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trust and who are also affiliated persons of the Manager.

                  The use of the name "Montgomery" by the Trust and by the Fund is pursuant to the consent of the Manager, which may be withdrawn if the Manager ceases to be the Manager of the Fund.

                  Share Marketing Plan. The Trust has adopted a Share Marketing Plan (or Rule 12b-1 Plan) (the "12b-1 Plan") with respect to the Fund pursuant to Rule 12b-1 under the Investment Company Act. The Manager serves as the distribution coordinator under the 12b-1 Plan and, as such, receives any fees paid by the Fund pursuant to the 12b-1 Plan.

                  Prior to August 24, 1995, the Fund offered only one class of shares. On that date, the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the 12b-1 Plan for the newly designated Class P and Class L shares of each Fund. The initial shareholder of the Class P and Class L shares, if any, of each Fund approved the 12b-1 Plan covering each Class. The single class of shares existing before that date was redesignated the Class R shares. Class R shares are not covered by the 12b-1 Plan.

                  Under the 12b-1 Plan, the Fund pays distribution fees to the Manager at an annual rate of 0.25% of the Fund's aggregate average daily net assets attributable to its Class P shares and at an annual rate of 0.75% of the Fund's aggregate average daily net assets attributable to its Class L shares, respectively, to reimburse the Manager for its expenses in connection with the promotion and distribution of those Classes.

                  The 12b-1 Plan provides that the Manager may use the distribution fees received from the Class of the Fund covered by the 12b-1 Plan only to pay for the distribution expenses of that Class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of the Class P and Class L shares as accrued.

                  Class P and Class L shares are not obligated under the 12b-1 Plan to pay any distribution expense in excess of the distribution fee. Thus, if the 12b-1 Plan were terminated or otherwise not continued, no amounts (other than current amounts accrued but not yet paid) would be owed by the Class to the Manager.

                  The 12b-1 Plan provides that it shall continue in effect from year to year provided that a majority of the Board of Trustees of the Trust, including a majority of the Independent Trustees, vote annually to continue the 12b-1 Plan. The 12b-1 Plan (and any distribution agreement between the Fund, the Distributor or the Manager and a selling agent with respect to the Class P or Class L shares) may be terminated without penalty upon at least 60-days' notice by the Distributor or the Manager, or by the Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares (as defined in the Investment Company Act) of the Class to which the 12b-1 Plan applies.

                  All distribution fees paid by the Fund under the 12b-1 Plan will be paid in accordance with Article III, Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers, Inc., as such Section may change from time to time. Pursuant to the 12b-1 Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred by the Manager on behalf of the Class P and Class L shares of the Fund. In addition, as long as the 12b-1 Plan remains in effect, the selection and nomination of Trustees who are not interested persons (as defined in the Investment Company Act) of the Trust shall be made by the Trustees then in office who are not interested persons of the Trust.

                  Shareholder Services Plan. The Trust has adopted a Shareholder Services Plan (the "Services Plan") with respect to the Fund. The Manager (or its affiliate) serves as the service provider under the Services Plan and, as such, receives any fees paid by the Fund pursuant to the Services Plan. The Trust has not yet implemented the Services Plan for the Fund and has not set a date for implementation. Affected shareholders will be notified at least 60 days before implementation of the Services Plan.

                  On August 24, 1995, the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Services Plan or in any agreement related to the Services Plan (the "Independent Trustees"), at their regular quarterly meeting, adopted the Services Plan for the newly designated Class P and Class L shares of the Fund. The initial shareholder of the Class P and Class L shares, if any, of the Fund approved the Services Plan covering each Class. Class R shares are not covered by the Services Plan.

                  Under the Services Plan, when implemented, Class P and Class L of the Fund will pay a continuing service fee to the Manager, the Distributor or other service providers, in an amount, computed and prorated on a daily basis, equal to 0.25% per annum of the average daily net assets of Class P and Class L shares of the Fund. Such amounts are compensation for providing certain services to clients owning shares of Class P or Class L of the Fund, including personal services such as processing purchase and redemption transactions, assisting in change of address requests and similar administrative details, and providing other information and assistance with respect to the Fund, including responding to shareholder inquiries.

                  The Distributor. The Distributor may provide certain administrative services to the Fund on behalf of the Manager. The Distributor will also perform investment banking, investment advisory and brokerage services for persons other than the Fund, including issuers of securities in which the Fund may invest. These activities from time to time may result in a conflict of interests of the Distributor with those of the Fund, and may restrict the ability of the Distributor to provide services to the Fund.

                  The Custodian. Morgan Stanley Trust Company serves as principal Custodian of the Fund's assets, which are maintained at the Custodian's principal office and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Trustees pursuant to Rule 17f-5 under the Investment Company Act. The Custodian, its branches and sub-custodians generally hold certificates for the securities in their custody, but may, in certain cases, have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

                  In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price and execution available. Pursuant to the Agreement, the Manager determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions, subject to the instructions of, and review by, the Fund and the Trust's Board of Trustees. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Manager or the Fund, a better price and execution can otherwise be obtained by using a broker for the transaction.

                  The Fund contemplates purchasing most equity securities directly in the securities markets located in emerging or developing countries or in the over-the-counter markets. The Fund may purchase ADRs and EDRs listed on stock exchanges, or traded in the over-the-counter markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which the Fund may invest may be traded in the over-the-counter markets.

                  Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

                  In placing portfolio transactions, the Manager will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the Fund, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

                  Provided the Trust's officers are satisfied that the Fund is receiving the most favorable price and execution available, the Manager may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute its portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

                  While the Fund's general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Fund or to the Manager, even if the specific services were not imputed just to the Fund and may be lawfully and appropriately used by the Manager in advising other clients. The Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Fund and the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the Fund or assist the Manager in carrying out its responsibilities to the Fund. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to the Fund.


                  Investment decisions for the Fund are made independently from those of other client accounts of the Manager or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more of such client accounts. The Manager and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager has adopted allocation procedures to ensure the fair allocation of securities and prices between the Fund and the Manager's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Manager's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

                  To the extent any of the Manager's client accounts and the Fund seek to acquire the same security at the same general time (especially if the security is thinly traded or is a small cap stock), that Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security the Fund is purchasing or selling, each day's transactions in such security generally will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Manager. In many cases, the Fund's transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.


                  In addition, on occasion, situations may arise in which legal and regulatory considerations will preclude trading for the Fund's account by reason of activities of Montgomery Securities or its affiliates. It is the judgment of the Board of Trustees that the Fund will not be materially disadvantaged by any such trading preclusion and that the desirability of continuing its advisory arrangements with the Manager and the Manager's affiliation with Montgomery Securities and other affiliates of Montgomery Securities outweigh any disadvantages that may result from the foregoing.

                  The Manager's sell discipline for the Fund's investment in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Manager in determining the appropriate investment horizon. The Fund will limit investments in illiquid securities to 15% of net assets.

                  Sell  decisions  at the  country  level are  dependent  on the results of the Manager's asset allocation model. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Manager's assumed time horizon in those countries. In addition, the rapid pace of privatization and initial public offerings creates a flood of new opportunities which must continually be assessed against current holdings.

                  At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.

                  Because Montgomery Securities is a member of the NASD, it is sometimes entitled to obtain certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage commissions for the benefit of the

Fund, any portfolio securities tendered by the Fund will be tendered through Montgomery Securities if it is legally permissible to do so. In turn, the next management fee payable to the Fund's Manager (an affiliate of Montgomery Securities) under the Agreement will be reduced by the amount of any such fees received by Montgomery Securities in cash, less any costs and expenses incurred in connection therewith.

                  Subject to the foregoing policies, the Fund may use Montgomery Securities as a broker to execute portfolio transactions. In accordance with the provisions of Section 17(e) of the Investment Company Act and Rule 17e-1 promulgated thereunder, the Trust has adopted certain procedures which are designed to provide that commissions payable to Montgomery Securities are reasonable and fair as compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on securities or options exchanges during a comparable period of time. In determining the commissions to be paid to Montgomery Securities, it is the policy of the Fund that such commissions will be, in the judgment of the Manager, (i) at least as favorable as those which would be charged the Fund by other qualified unaffiliated brokers having comparable execution capability, and
(ii) at least as favorable as commissions contemporaneously charged by Montgomery Securities on comparable transactions for its most favored unaffiliated customers, except for (a) accounts for which Montgomery Securities acts as a clearing broker for another brokerage firm, and (b) any customers of Montgomery Securities considered by a majority of the Trustees who are not interested persons to be not comparable to the Fund. The Fund does not deem it practicable and in its best interest to solicit competitive bids for commission rates on each transaction. However, consideration is regularly given to information concerning the prevailing level of commissions charged on comparable transactions by other qualified brokers. The Board of Trustees reviews the procedures adopted by the Trust with respect to the payment of brokerage commissions at least annually to ensure their continuing appropriateness, and determines, on at least a quarterly basis, that all such transactions during the preceding quarter were effected in compliance with such procedures.

                  The Fund has also adopted certain procedures, pursuant to Rule 10f-3 under the Investment Company Act, which must be followed any time the Fund purchases or otherwise acquires, during the existence of an underwriting or selling syndicate, a security of which Montgomery Securities is an underwriter or member of the underwriting syndicate. The Board of Trustees of the Trust will review such procedures at least annually for their continuing appropriateness and determine, on at least a quarterly basis, that any such purchases made during the preceding quarter were effected in compliance with such procedures.

                  For the year ended June 30, 1996, the Fund's total securities transactions generated commissions of $2,251,340, none of which was paid to Montgomery Securities. For the year ended June 30, 1995, the Fund's total securities transactions generated commissions of $1,578,108, none of which was paid to Montgomery Securities. For the year ended June 30, 1994, the Fund's total securities transactions generated commissions of $614,484, none of which was paid to Montgomery Securities.


                  The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through such brokers solely for selling shares of the Fund. However, as stated above, Montgomery Securities may act as one of the Fund's brokers in the purchase and sale of portfolio securities, and other brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Fund for their customers.

                  Depending on the Manager's view of market conditions, the Fund may or may not purchase securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Fund may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  The Trust reserves the right in its sole discretion to (i) suspend the continued offering of the Fund's shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such suspension or rejection is in the best interest of the Fund.

                  When in the judgment of the Manager it is in the best interests of the Fund, an investor may purchase shares of the Fund by tendering payment in kind in the form of securities, provided that any such tendered securities are readily marketable, their acquisition is consistent with the Fund's investment objective and policies, and the tendered securities are otherwise acceptable to the Fund's Manager. For the purposes of sales of shares of the Fund for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of the Fund are valued for the purpose of calculating the net asset value of the Fund's shares.

                  Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC (upon application by the Fund pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders.

                  The Fund intends to pay cash (U.S. dollars) for all shares redeemed, but, as described below or under abnormal conditions that make payment in cash unwise, the Fund may make payment partly in its portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Fund does not anticipate that it will normally make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that the Fund pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of such period.

                  When in the judgment of the Manager it is in the best interests of the Fund, an investor may redeem shares of the Fund and receive securities from the Fund's portfolio selected by the Manager in its sole discretion, provided that such redemption is not expected to affect the Fund's ability to attain its investment objective or otherwise materially affect its operations. For the purposes of redemptions in kind, the redeemed securities shall be valued at the identical time and in the identical manner that the other portfolio securities are valued for purposes of calculating the net asset value of the Fund's shares.

                  The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

                        DETERMINATION OF NET ASSET VALUE

                  The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                  As noted in the Prospectus, the net asset value of shares of the Fund generally will be determined at least once daily as of

4:00 p.m., New York City time, on each day the NYSE is open for trading. It is expected that the Exchange will be closed on Saturdays and Sundays and on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund may, but does not expect to, determine the net asset value of its shares on any day when the NYSE is not open for trading if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

                  Generally,  trading in and valuation of foreign  securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Fund's net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE which will not be reflected in the computation of the Fund's net asset value unless the Trustees or their delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

                  Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board of Trustees.


                  The Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange, are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.


                  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

                  Corporate debt securities, mortgage-related securities and asset-backed securities held by the Fund are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service, approved by the Board of Trustees. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

                  An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Trust's Board of Trustees.

                  If any securities held by the Fund are restricted as to resale or do not have readily available market quotations, the Manager and the Trust's Pricing Committee determine their fair value, following procedures approved by the Board of Trustees. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

                  Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board of Trustees in good faith will establish a conversion rate for such currency.

                  All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

                              PRINCIPAL UNDERWRITER

                  The Distributor acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is currently registered as a broker-dealer with the SEC and in all 50 states, and is a member of most of the principal securities exchanges in the U.S. and is a member of the NASD. The Underwriting Agreement between the Fund and the Distributor is in effect until May 23, 1996, and shall continue in effect thereafter for periods not exceeding one year if approved at least annually by (i) the Board of Trustees of the Trust or the vote of a majority of the outstanding securities of the Fund (as defined in the Investment Company Act), and (ii) a majority of the Trustees who are not interested persons of any such party, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated without penalty by the parties thereto upon 60 days' written notice, and is automatically terminated in the event of its assignment as defined in the Investment Company Act. There are no underwriting commissions paid with respect to sales of the Fund's shares.

                             PERFORMANCE INFORMATION

                  As noted in the Prospectus, the Fund may, from time to time, quote various performance figures in advertisements and investor communications to illustrate its past performance. Performance figures will be calculated separately for Class R, Class P and Class L shares.

                  Average Annual Total Return. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for the Fund will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC, expressed as follows:

                                        P(1 + T)n=ERV

         Where:        P        =     a hypothetical initial payment of $1,000.

                       T        =     average annual total return.

                       n        =     number of years.

                       ERV      =     Ending  Redeemable Value of a hypothetical
                                      $1,000 investment made at the beginning of
                                      a 1-, 5- or  10-year  period at the end of
                                      each  respective   period  (or  fractional
                                      portion thereof), assuming reinvestment of
                                      all   dividends  and   distributions   and
                                      complete redemption of the hypothetical investment at the end of the measuring period.

                  Aggregate Total Return. The Fund's "aggregate total return" figures represent the cumulative change in the value of an investment in the Fund for the specified period and are computed by the following formula:

                                                      ERV - P
                                                      -------
                                                         P

         Where:        P        =     a hypothetical initial payment of $10,000.

                       ERV      =     Ending  Redeemable Value of a hypothetical
                                      $10,000  investment  made at the beginning
                                      of a l-, 5- or  10-year  period at the end
                                      of  a  l-,  5-  or   10-year   period  (or
                                      fractional   portion  thereof),   assuming
                                      reinvestment    of   all   dividends   and
                                      distributions and complete redemption of the hypothetical investment at the end of the measuring period.

                  The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. The total return information also assumes cash investments and redemptions and, therefore, includes the applicable expense reimbursement fees discussed in the Prospectus. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

                  The average annual total return for the Fund for the periods indicated was as follows:



                                                              Inception*
                                      Year Ended                through
                                     June 30, 1996          June 30, 1996
                                    ---------------         -------------

Emerging Markets Portfolio               10.14%                 (0.68)%




*        December 17, 1993

                  Comparisons. To help investors better evaluate how an investment in the Fund might satisfy their investment objectives, advertisements and other materials regarding the Fund may discuss various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. The following publications, indices and averages may be used:

         a)  Standard & Poor's 500  Composite  Stock  Index,  one or more of the
Morgan  Stanley  Capital   International   Indices,  and  one  or  more  of  the
International Finance Corporation Indices.

         b) Bank Rate Monitor -- A weekly publication which reports various bank investments, such as certificate of deposit rates, average savings account rates and average loan rates.

         c) Lipper - Mutual Fund Performance Analysis and Lipper Fixed Income Fund Performance Analysis -- A ranking service that measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.

         d) Salomon Brothers Bond Market Roundup -- A weekly publication which reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets. This publication also summarizes changes in banking statistics and reserve aggregates.

                  In addition, one or more portfolio managers or other employees of the Manager may be interviewed by print media, such as by the Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Fund.

                  In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formulae used by the Fund to calculate its figures.

                  Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


                  Reasons to Invest in the Fund. From time to time, the Fund may publish or distribute information and reasons supporting the Manager's belief that the Fund may be appropriate for investors at a particular time. The information will generally be based on internally generated estimates resulting from the Manager's research activities and projections from independent sources. These sources may include, but are not limited to, I/B/E/S Consensus Forecast, Worldscope and Reuters as well as both local and international brokerage firms. For example, the Fund may suggest that certain countries or areas may be particularly appealing to investors because of interest rate movements, increasing exports and/or economic growth.


                  Research. Largely inspired by its affiliate, Montgomery Securities -- which has established a tradition for specialized research in emerging growth companies -- the Manager has developed its own tradition of intensive research. The Manager has made intensive research one of the important characteristics of the Montgomery Funds style.

                  The portfolio managers for the Fund work extensively on developing an in-depth understanding of particular foreign markets and particular companies. And they very often discover that they are the first analysts from the United States to meet with representatives of foreign companies, especially those in emerging markets nations.

                  Extensive research into companies that are not well known -- discovering new opportunities for investment -- is a theme that may be used for the Fund.

                  In-depth research, however, goes beyond gaining an understanding of unknown opportunities. The portfolio analysts have also developed new ways of gaining information about well-known parts of the domestic market.

                               GENERAL INFORMATION

                  Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements will be submitted to shareholders semi-annually, at least one of which will be certified by independent public accountants. All expenses incurred in connection with the Trust's organization and the registration of shares of the Fund as one of the three initial series of the Trust have been assumed pro rata by each series; expenses incurred in connection with the establishment and registration of shares of any other funds constituting a separate series of the Trust will be assumed by each respective series. The expenses incurred in connection with the establishment and registration of shares of the Fund as a separate series of the Trust have been assumed by the Fund and are being amortized over a period of five years commencing with the date of the Fund's inception. The Manager has agreed, to the extent necessary, to advance the organizational expenses incurred by the Fund and will be reimbursed for such expenses after commencement of the Fund's operations. Investors purchasing shares of the Fund bear such expenses only as they are amortized daily against the Fund's investment income.

                  As noted above, Morgan Stanley and Trust Company (the "Custodian") acts as custodian of the securities and other assets of the Fund. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

                  Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is the Fund's Master Transfer Agent. The Master Transfer Agent has delegated certain transfer agent functions to DST Systems, Inc., P.O. Box 419073, Kansas City, Missouri 64141-6073, the Fund's Transfer and Dividend Disbursing Agent.

                  Deloitte & Touche LLP, 50 Fremont Street, San Francisco, California 94105, are the independent auditors for the Fund.

                  The validity of shares offered hereby will be passed on by Heller, Ehrman, White & McAuliffe, 333 Bush Street, San
Francisco, California 94104.

                  Among the Trustees' powers enumerated in the Declaration of Trust is the authority to terminate the Trust or any series of the Trust, or to merge or consolidate the Trust or one or more of its series with another trust or company without the need to seek shareholder approval of any such action.

                  As of September 30, 1996, to the knowledge of the Fund, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:


     Name of Fund/Name and                           Number of         Percent
    Address of Record Owner                         Shares Owned      of Shares
    -----------------------                         ------------      ----------

Pacific Gas & Electric Company                       1,041,547          18.67
Retirement Plan
444 Market Street, Suite 1900
Mail Code T19A
P.O. Box 770000
San Francisco, CA  94177-0001

Leland Stanford Junior University                    1,170,837          20.99
2770 Sand Hill Road
Menlo Park, CA  94025-7020

General Electric Pension Trust                         520,824           9.34
3003 Summer Street
Stamford, CT  06905-4317

Chase Manhattan Bank Tr.                               516,650           9.26
Reynolds Metals Retirement Trust
P.O. Box 27003
Richmond, VA  23261-7003

ASEA Brown Boveri Master Trust                         606,596          10.87
c/o Eric W. Wood
P.O. Box 120071
Stanford, CT  06912-0071

Annuity Board of The Southern                          383,652           6.88
Baptist Convention
P.O. Box 2190
Dallas, TX 75221-2190

Bank of New York Trust                                 290,462           5.21
Pacificcorp Retirement Trust
1 Wall Street
New York, NY 10005-2501



                  As of September 30, 1996, the Trustees and Officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

                  The Trust is registered with the Securities and Exchange Commission as a non-diversified management investment company, although the Fund is a diversified series of the Trust. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement may be obtained from the SEC upon payment of the prescribed fee.

                              FINANCIAL STATEMENTS


                  Audited financial statements for the relevant period ended June 30, 1996 for the Fund as contained in the Annual Report to Shareholders of the Fund for the fiscal period ended June 30, 1996 (the "Report"), are incorporated herein by reference to the Report.

                                   Appendix A

Description of Moody's corporate bond ratings:

Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to a "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Nonrated - where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.  An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3.  There is a lack of essential data pertaining to the issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonably up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1 and B 1.

Description of Standard & Poor's Corporation's corporate bond ratings:

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in the A category.

BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Fitch Investor's Service

AAA - Bonds and notes rated AAA are regarded as being of the highest quality, with the obligor having an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds and notes rated AA are regarded as high quality obligations. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA-rated securities, and more subject to possible change over the term of the issue.

A - Bonds and notes rated A are regarded as being of good quality. The obligor's ability to pay interest and repay principal is strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds and notes with higher ratings.

BBB - Bonds and notes rated BBB are regarded as being of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

Note: Fitch ratings may be modified by the addition of a plus (+) or a minus (-) sign to show relative standing within the major rating categories. These are refinements more closely reflecting strengths and weaknesses, and are not to be used as trend indicators.

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                             THE MONTGOMERY FUNDS II

                                 --------------

                                    FORM N-1A

                                 --------------

                                     PART C

                                 --------------

Item 24. Financial Statements and Exhibits

         (a)      For  Montgomery   Institutional   Series:   Emerging   Markets
                  Portfolio:


                  (1) Portfolio Investments as of June 30, 1996; Statement of Assets and Liabilities as of June 30, 1996; Statement of
                  Operations for the Year Ended June 30, 1996; Statement of Changes in Net Assets for the year ended June 30, 1996; Financial Highlights for a Fund share outstanding throughout each year, including the year ended June 30, 1996; Notes to Financial Statements; Independent Auditor's Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of Montgomery Institutional Series: Emerging Markets Portfolio for the year ended June 30, 1996.


         (b)      For Montgomery Asset Allocation Fund:


                  (1) Portfolio Investments as of June 30, 1996; Statement of Assets and Liabilities as of June 30, 1996; Statement of
                  Operations for the Year Ended June 30, 1996; Statement of Changes in Net Assets for the year ended June 30, 1996; Financial Highlights for a Fund share outstanding throughout each year, including the year ended June 30, 1996; Notes to Financial Statements; Independent Auditors' Report on the foregoing, all incorporated by reference to the Annual Report to Shareholders of Montgomery Asset Allocation Fund for the year ended June 30, 1996.

         (b)      Exhibits:

                  (1)      Amended and Restated  Agreement  and  Declaration  of
                           Trust.D

                  (2)      Amended and Restated By-Laws.D

                  (3)      Voting Trust Agreement - Not applicable.

                  (4)      Specimen Share Certificate - Not applicable.

                  (5)(A)   Form of Investment Management Agreement.B

                  (5)(B)   Form   of   Amendment   to   Investment    Management
                           Agreement.E

                  (6)      Form of Underwriting Agreement.A

                  (7)      Benefit Plan(s) - Not applicable.

                  (8)      Custodian Agreement.E

                  (9)(A)   Administrative Services Agreement.A

                  (9)(B)   Form of Multiple Class Plan.F

                  (9)(C)   Form of Shareholder Services Plan.F

                  (10) Consent and Opinion of Counsel as to legality of shares.C

                  (11)     Consent of Independent Public Accountants.

                  (12) Financial Statements omitted from Item 23 - Not applicable.

                  (13)     Form of Subscription Agreement for initial shares.C

                  (14)     Model Retirement Plan Documents - Not applicable.

                  (15)     Form of Share Marketing PlanF

                  (16)(A)  Performance Computation for Montgomery  Institutional
                           Series: Emerging Markets Portfolio.E

                  (16)(B)  Performance    Computation   for   Montgomery   Asset
                           Allocation Fund.E


                  (27) Financial Data Schedule is incorporated by reference to Form N-SAR filed for the period ended June 30, 1996.


--------------

A Previously filed as part of Pre-Effective Amendment No. 2 to the Registration Statement, filed on November 24, 1993.
B Previously filed as part of the Registration Statement, filed on October 1, 1993.
C Previously filed as part of Pre-Effective Amendment No. 1 to the Registration Statement, filed on November 15, 1993.
D Previously filed as part of Post-Effective Amendment No. 9 to the Registration Statement, filed on November 1, 1994.
E Previously filed as part of Pre-Effective Amendment No. 11 to the Registration Statement, filed on March 31, 1995.
F Previously filed as part of Pre-Effective Amendment No. 14 to the Registration Statement, filed on September 13, 1995.

Item 25.  Persons Controlled by or Under Common Control with Registrant.

                  Montgomery Asset Management, L.P., a California limited partnership, is the manager of each series of the Registrant, of The Montgomery Funds, a Massachusetts business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, Inc., a California corporation is the general partner of Montgomery Asset Management, L.P., and
Montgomery Securities is its sole limited partner. The Registrant, The Montgomery Funds and The Montgomery Funds III are deemed to be under the common control of each of those three entities.

Item 26.  Number of Holders of Securities


                                                        Number of Record Holders
   Title of Class                                       as of September 30, 1996
   --------------                                       ------------------------


   Montgomery Institutional Series:  Emerging Markets Portfolio      39
   Montgomery Asset Allocation Fund                               9,779


Item 27.  Indemnification

                  Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser.

                  Montgomery Securities, which is a broker-dealer and the principal underwriter of The Montgomery Funds II, is the sole limited partner of the investment manager, Montgomery Asset Management, L.P. ("MAM, L.P."). The general partner of MAM, L.P. is a corporation, Montgomery Asset Management, Inc. ("MAM, Inc."), certain of the officers and directors of which serve in similar capacities for MAM, L.P. One of these officers and directors, Mr. R. Stephen Doyle, also is a capital limited partner of Montgomery Securities, and Mr. Jack
G. Levin, Secretary of The Montgomery Funds II, is a Managing Director of Montgomery Securities. R. Stephen Doyle is the

Chairman and Chief Executive Officer of MAM, L.P.; Mark B. Geist is the President; John T. Story is the Managing Director of Mutual Funds and Executive Vice President; David E. Demarest is Chief Administrative Officer; Mary Jane Fross is Manager of Mutual Fund Administration and Finance; and Josephine Jimenez, Bryan L. Sudweeks, Stuart O. Roberts, John H. Brown, William C. Stevens, Roger Honour, Oscar Castro, John Boich and Rhoda Rossman are Managing Directors of MAM, L.P. Information about the individuals who function as officers of MAM, L.P. (namely, R. Stephen Doyle, Mark B. Geist, John T. Story, David E. Demarest, Mary Jane Fross and the eight Managing Directors) is set forth in Part B.


Item 29.  Principal Underwriter.

     (a) Montgomery Securities is the principal underwriter of The Montgomery Funds II, the Montgomery Funds and the Montgomery Funds III.
          Montgomery Securities acts as the principal underwriter, depositor and/or investment adviser and/or trustee for The Montgomery Funds, an investment company registered under the Investment Company Act of
          1940, as amended, and for the following private investment partnerships or trusts:

                   Montgomery Bridge Fund Liquidating Trust
                   Montgomery Bridge Fund II, Liquidating Trust
                   Montgomery Bridge Investments Limited, Liquidating Trust Montgomery Private Investments Partnership, Liquidating Trust Pathfinder Montgomery Fund I, L.P., Liquidating Trust Montgomery Growth Partners, L.P.
                   Montgomery Small Cap Partners II, L.P.
                   Montgomery Small Cap Partners III, L.P.
                   Montgomery Capital Partners, L.P.
                   Montgomery Capital Partners II, L.P.
                   Montgomery Emerging Markets Fund Limited
                   Montgomery Emerging World Partners, L.P.


     (b) The following information is furnished with respect to the officers and general partners of Montgomery Securities:


Name and Principal                       Position and Offices                             Positions and Offices
Business Address*                        with Montgomery Securities                          with Registrant
------------------                       --------------------------                       ---------------------

Lewis W. Coleman                         Senior Managing Director                                  None

J. Richard Fredericks                    Senior Managing Director                                  None

Robert L. Kahan                          Senior Managing Director                                  None

Kent A. Logan                            Senior Managing Director                                  None

Jerome S. Markowitz                      Senior Managing Director                                Trustee

Karl L. Matthies                         Senior Managing Director                                  None

J. Sanford Miller                        Senior Managing Director                                  None

Joseph M. Schell                         Senior Managing Director                                  None

John K. Skeen                            Senior Managing Director                                  None

Thomas W. Weisel                         Chairman and Chief Executive                              None
                                         Officer

Stephen T. Aiello                        Managing Director                                         None

John A. Berg                             Managing Director                                         None


                                       C-4


Name and Principal                       Position and Offices                             Positions and Offices
Business Address*                        with Montgomery Securities                          with Registrant
------------------                       --------------------------                       ---------------------

Howard S. Berl                           Managing Director                                         None

Charles R. Brama                         Managing Director                                         None

Robert V. Cheadle                        Managing Director                                         None

Jeffrey B. Child                         Managing Director                                         None

M. Allen Chozen                          Managing Director                                         None

Frank J. Connelly                        Managing Director                                         None

David K. Crossen                         Managing Director                                         None

Glen C. Dailey                           Managing Director                                         None

Michael G. Dorey                         Managing Director                                         None

Dennis Dugan                             Managing Director                                         None

Frank M. Dunlevy                         Managing Director                                         None

William A. Falk                          Managing Director                                         None

Paul G. Fox                              Managing Director                                         None

Clark L. Gerhardt, Jr.                   Managing Director                                         None

Seth J. Gersch                           Managing Director                                         None

Robert G. Goddard                        Managing Director                                         None

P. Joseph Grasso                         Managing Director                                         None

James C. Hale, III                       Managing Director                                         None

Wilson T. Hileman, Jr.                   Managing Director                                         None

Brett A. Hodess                          Managing Director                                         None

Ben Howe                                 Managing Director                                         None

Craig R. Johnson                         Managing Director                                         None

Joseph A. Jolson                         Managing Director                                         None

Scott C. Kovalik                         Managing Director                                         None

Kurt H. Kruger                           Managing Director                                         None

Guy A. Lampard                           Managing Director                                         None

David S. Lehmann                         Managing Director                                         None

Derek Lemke-von Ammon                    Managing Director                                         None

Jack G. Levin, Esq.                      Managing Director                                      Secretary

Merrill S. Lichtenfeld                   Managing Director                                         None

James F. McMahon                         Managing Director                                         None

Michael G. Mueller                       Managing Director                                         None

Bernard M. Notas                         Managing Director                                         None

Bruce G. Potter                          Managing Director                                         None

David B. Readerman                       Managing Director                                         None

                                       C-5


Name and Principal                       Position and Offices                             Positions and Offices
Business Address*                        with Montgomery Securities                          with Registrant
------------------                       --------------------------                       ---------------------

Rand Rosenberg                           Managing Director                                         None

Alice S. Ruth                            Managing Director                                         None

Richard A. Smith                         Managing Director                                         None

Kathleen Smythe-de Urquieta              Managing Director                                         None

Peter B. Stoneberg                       Managing Director                                         None

Thomas Tashjian                          Managing Director                                         None

Thomas A. Thornhill, III                 Managing Director                                         None

John Tinker                              Managing Director                                         None

Otto V. Tschudi                          Managing Director                                         None

Stephan P. Vermut                        Managing Director                                         None

John W. Weiss                            Managing Director                                         None

George W. Yandell, III                   Managing Director                                         None

Ross Investments, Inc.                   General Partner                                           None

LWC Investments, Inc.                    General Partner                                           None

RLK Investments, Inc.                    General Partner                                           None

Logan Investments, Inc.                  General Partner                                           None

SEWEL Investments, Inc.                  General Partner                                           None

MMJ Investments, Inc.                    General Partner                                           None

Skeen Investments, Inc.                  General Partner                                           None


* The principal business address of persons and entities listed is 600 Montgomery Street, San Francisco, California 94111.

         The above list does not include limited partners or special limited partners who are not Managing Directors of Montgomery Securities.


Item 30.  Location of Accounts and Records.

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 will be kept by the Registrant's Transfer Agent, DST Systems, Inc., P.O. Box 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which will be kept by the Registrant at 600 Montgomery Street, San Francisco, California 94111.

Item 31.  Management Services.

                  There  are  no   management-related   service   contracts  not
discussed in Parts A and B.

Item 32.  Undertakings.

                  (a)      Not applicable.

                  (b)      Not applicable.

                  (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to Shareholders, upon request and without charge.

                  (d) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and State of California on this 28th day of October, 1996.



                                     THE MONTGOMERY FUNDS II



                                     By:      R. Stephen Doyle*
                                              ---------------------------------
                                              R. Stephen Doyle
                                              Chairman and Principal Executive
                                              Officer



Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



R. Stephen Doyle *            Principal Executive             October 28, 1996
------------------            Officer; Principal
R. Stephen Doyle              Financial and Accounting
                              Officer; and Trustee


Andrew Cox *                  Trustee                         October 28, 1996
------------
Andrew Cox


Cecilia H. Herbert *          Trustee                         October 28, 1996
--------------------
Cecilia H. Herbert


John A. Farnsworth *          Trustee                         October 28, 1996
--------------------
John A. Farnsworth


Jerome S. Markowitz *         Trustee                         October 28, 1996
---------------------
Jerome S. Markowitz





* By:    /s/ Julie Allecta
         -------------------------------------------------
         Julie Allecta, Attorney-in-Fact
         pursuant to Powers of Attorney previously filed.

                                Exhibit(s) Index



Exhibit No.         Document                                          Page No.
-----------         --------                                          --------

(11)                Independent Auditors' Consent